Dear STI Classic Funds Shareholder:

As of November 30, 1995, STI Classic Funds assets totaled $5.9 billion, a 9.3% increase over the $5.4 billion reported to you as of May 31, 1995.

The new class of retail shares (Flex shares) introduced in June for 15 STI Classic bond and equity funds has added $36.9 million in new assets as of November 30. This class of shares, which has no initial sales charge and a 2%
contingent deferred sales charge in year one only, is designed for investors whose investment horizon is short to intermediate rather than long-term.

Effective in October 1995, the STI Classic Funds introduced its nineteenth fund, the STI International Equity Fund. This actively managed fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

Prospectuses for this new fund, as well as all other STI Classic Funds, are available through your local SunTrust Bank Trust and Investment Services representative or through the Funds' Distributor, SEI Financial Services Company (toll free 1-800-428-6970).

Nineteen ninety five was marked by slower economic growth, low inflation, and the emergence of increased investor confidence in longer term financial assets. Both equity and fixed income securities' total return performance was outstanding.

Currently, investors are extremely concerned about slowing corporate profits and a weakening overall U.S. economy. However, the Federal Reserve has considerable flexibility to loosen monetary conditions and lower short-term interest rates. Given that 1996 is a presidential election year, it is also expected that more stimulative economic policy will be forthcoming once the budget debate is settled.

The STI Classic Funds investment advisory philosophy, which focuses on quality, should serve shareholders well in this kind of environment.

                                          Sincerely,

                                                   [SIGNATURE]
                                          Anthony R. Gray
                                          President, Chief Investment Officer
                                          STI Capital Management, N.A.

                                                    [SIGNATURE]
                                          Douglas S. Phillips, CFA
                                          President, Chief Investment Officer
                                          Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 VALUE INCOME STOCK FUND

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (92.4%)
AUTOMOTIVE (2.0%)
  Eaton                                                   215,300    $    11,734
  Snap-On Tools                                           259,800         11,496
                                                                     -----------
    Total Automotive                                                      23,230
                                                                     -----------
BANKS (8.3%)
  BankAmerica                                             190,400         12,114
  Central Fidelity Banks                                  257,400          8,494
  Compass Bancshares                                      260,500          8,401
  First Virginia Banks                                    156,100          6,654
  Fleet Financial Group                                   297,200         12,408
  Great Western Financial                                 223,800          5,707
  Jefferson Bankshares                                    122,800          2,886
  Magna Group                                             279,100          6,768
  NationsBank                                             167,000         11,920
  PNC Bank                                                412,600         12,069
  Summit Bancorporation of New Jersey                     287,727          8,344
                                                                     -----------
    Total Banks                                                           95,765
                                                                     -----------
BUILDING & CONSTRUCTION (2.5%)
  Hanson PLC ADR                                        1,402,800         21,393
  Masco                                                   243,700          7,189
                                                                     -----------
    Total Building & Construction                                         28,582
                                                                     -----------
CHEMICALS (3.5%)
  Crompton & Knowles                                      282,600          3,674
  Ethyl                                                 1,390,200         17,377
  Lawter International                                    384,100          4,177
  Lubrizol                                                140,300          4,016
  Nalco Chemical                                          188,000          5,758
  Witco                                                   164,800          5,068
                                                                     -----------
    Total Chemicals                                                       40,070
                                                                     -----------
COMPUTERS & SERVICES (1.1%)
  Pitney Bowes                                            274,800         12,297
ELECTRICAL SERVICES (3.4%)
  Cinergy                                                 582,308         17,178
  General Public Utilities                                367,500         11,622
  Northeast Utilities                                     208,200          4,971

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Pacificorp                                              287,900    $     5,650
                                                                     -----------
    Total Electrical Services                                             39,421
                                                                     -----------
ENVIRONMENTAL SERVICES (0.5%)
  Browning Ferris Industries                              202,300          6,094
FOOD, BEVERAGE & TOBACCO (10.5%)
  Dial                                                    649,400         17,534
  General Mills                                           220,900         12,177
  Grand Metropolitan PLC ADR                              911,400         24,721
  H J Heinz                                               704,400         22,453
  Lance                                                   265,800          4,386
  RJR Nabisco Holdings                                    763,620         22,240
  UST                                                     541,300         17,660
                                                                     -----------
    Total Food, Beverage & Tobacco                                       121,171
                                                                     -----------
GLASS PRODUCTS (1.6%)
  Corning                                                 626,900         18,885
HOUSEHOLD PRODUCTS (1.0%)
  Maytag                                                  559,200         11,394
INSURANCE (4.9%)
  Aetna Life And Casualty                                 165,900         12,173
  Lincoln National                                        384,700         17,985
  Marsh & McLennan Companies                              299,300         25,964
                                                                     -----------
    Total Insurance                                                       56,122
                                                                     -----------
MACHINERY (8.7%)
  Cooper Industries                                       496,000         18,104
  Dresser Industries                                      784,400         18,531
  General Electric                                        175,400         11,796
  General Signal                                          541,600         17,467
  Goulds Pumps                                            280,100          6,617
  Tenneco                                                 595,700         28,594
                                                                     -----------
    Total Machinery                                                      101,109
                                                                     -----------
MISCELLANEOUS CONSUMER SERVICES (1.0%)
  H And R Block                                           251,700         11,201
PAPER & PAPER PRODUCTS (1.5%)
  International Paper                                     152,800          5,826
  Minnesota Mining And Manufacturing                       91,400          5,987

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- CONTINUED
  Tambrands                                               120,300    $     6,270
                                                                     -----------
    Total Paper & Paper Products                                          18,083
                                                                     -----------
PETROLEUM & FUEL PRODUCTS (12.8%)
  Ashland                                                 357,400         12,464
  Atlantic Richfield                                      208,900         22,637
  El Paso Natural Gas                                     271,600          8,352
  Occidental Petroleum                                    783,900         17,344
  Pennzoil                                                290,300         11,503
  Phillips Petroleum                                      360,800         11,997
  Questar                                                 380,700         12,325
  Repsol S.A. ADR                                         366,500         11,591
  Sonat                                                   188,100          6,066
  Texaco                                                  158,300         11,714
  USX-Marathon Group                                      631,600         11,606
  YPF Sociedad Anonima ADR                                565,200         11,021
                                                                     -----------
    Total Petroleum & Fuel Products                                      148,620
                                                                     -----------
PHARMACEUTICAL SERVICES (7.2%)
  American Home Products                                  125,900         11,488
  Bristol-Myers Squibb                                    289,100         23,200
  E.I. Dupont de Nemours                                  268,100         17,829
  Rhone Poulenc Rorer                                     119,900          5,740
  Warner Lambert                                          282,400         25,205
                                                                     -----------
    Total Pharmaceutical Services                                         83,462
                                                                     -----------
PRINTING & PUBLISHING (5.4%)
  Deluxe                                                  407,800         11,265
  Dun and Bradstreet                                      269,300         16,798
  Gannett                                                 289,200         17,642
  McGraw-Hill                                             207,800         17,403
                                                                     -----------
    Total Printing & Publishing                                           63,108
                                                                     -----------
PROFESSIONAL SERVICES (1.1%)
  Ogden                                                   591,300         12,565

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
RETAIL (4.4%)
  Giant Food                                              228,900    $     7,382
  J.C. Penney                                             362,200         16,979
  Melville                                                330,800         10,296
  Sears Roebuck                                           420,300         16,549
                                                                     -----------
    Total Retail                                                          51,206
                                                                     -----------
STEEL & STEEL WORKS (1.0%)
  USX-U.S. Steel Group                                    349,300         11,396
TECHNOLOGY (2.0%)
  AMP                                                     145,000          5,818
  Xerox                                                   129,400         17,744
                                                                     -----------
    Total Technology                                                      23,562
                                                                     -----------
TELECOMMUNICATION (8.0%)
  Alltel                                                  188,400          5,558
  BellSouth                                               290,100         11,278
  GTE                                                     482,400         20,562
  SBC Communications                                      107,000          5,778
  Southern New England Telecommunication                  467,300         16,940
  Sprint                                                  667,700         26,707
  U S West Communications                                 167,000          5,219
                                                                     -----------
    Total Telecommunication                                               92,042
                                                                     -----------
Total Common Stock
   (Cost $964,279,277)                                                 1,069,385
                                                                     -----------
PREFERRED STOCKS (0.6%)
PRINTING & PUBLISHING (0.6%)
  Time Warner Finance CV, $1.24 Convertible to
    1.0000 common                                         194,000          6,329
Total Preferred Stocks
   (Cost $6,076,356)                                                       6,329
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 VALUE INCOME STOCK FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.3%)
  Salomon Brothers
    5.88%, dated 11/30/95, matures 12/01/95,
    repurchase price $39,423,051 (collateralized
    by various FNMA obligations, total par value
    $40,380,683, 2.995%-13.826%, 2/25/00-4/25/24:
    FHLMC obligations total par value $13,902,50,
    13.826%, 2/15/21: total market value
    $41,333,774)                                      $    39,417    $    39,417
  Swiss Bank
    5.88%, dated 11/30/95, matures 12/01/95,
    repurchase price $44,658,356 (colateralized by
    various FNMA obligations, total par value
    $90,914,000, 6.383%-6.3940%, 5/01/28-4/01/34:
    U.S. Treasury Bill, total par value $500,000,
    10/17/96: total market value $45,680,724)              44,651         44,651
                                                                     -----------
Total Repurchase Agreement
   (Cost $84,067,550)                                                     84,068
                                                                     -----------
Total Investments (100.3%)
   (Cost $1,054,423,183)                                               1,159,782
                                                                     -----------
OTHER ASSETS AND LIABILITIES (-0.3%)
Total Other Assets and Liabilities                                        (3,059)
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    80,318,136 outstanding shares of beneficial
    interest                                                             827,815
--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    8,499,095 outstanding shares of beneficial
    interest                                                         $    89,237
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on
    887,935 outstanding shares of beneficial
    interest                                                              10,680
  Undistributed net investment income                                      5,507
  Undistributed net realized gain on investments                         118,125
  Unrealized appreciation on investments                                 105,359
                                                                     -----------
Total Net Assets: (100.0%)                                           $ 1,156,723
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
   Price Per Share -- Trust Shares                                   $     12.90
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
   Investor Shares                                                   $     12.88
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
   Investor Shares ($12.88 DIVIDED BY 96.25%)                        $     13.38
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
   Flex Shares(1)                                                    $     12.85
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
ADR -- AMERICAN DEPOSITORY RECEIPT
CV -- CONVERTIBLE SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

PLC -- PUBLIC LIMITED COMPANY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (86.2%)
AEROSPACE & DEFENSE (1.5%)
  Litton Industries*                                      30,300     $     1,360
  Loral                                                   51,000           1,727
                                                                     -----------
    Total Aerospace & Defense                                              3,087
                                                                     -----------
AIR TRANSPORTATION (0.4%)
  Atlantic Southeast Airlines                             30,000             788
AIRCRAFT (1.0%)
  General Dynamics                                        18,700           1,115
  Sundstrand                                              15,000             971
                                                                     -----------
    Total Aircraft                                                         2,086
                                                                     -----------
APPAREL (0.6%)
  Cintas                                                  10,300             474
  Shaw Industries                                         45,400             709
                                                                     -----------
    Total Apparel                                                          1,183
                                                                     -----------
AUTOMOTIVE (0.6%)
  Dana                                                     8,600             252
  Federal Signal                                          17,000             387
  Magna International, CLA                                15,100             656
                                                                     -----------
    Total Automotive                                                       1,295
                                                                     -----------
BANKS (8.5%)
  Bancorp Hawaii                                          25,700             944
  California Federal Bank*                                33,000             503
  Comerica                                                41,300           1,544
  Crestar Financial                                       22,000           1,342
  First Bank System                                        7,700             398
  First Securities                                        30,100           1,046
  Great Western Financial                                 41,000           1,046
  Marshall & Ilsley                                       16,000             422
  Mercantile Bancorporation                               19,000             872
  Meridian Bancorp                                        16,500             761
  Midlantic                                               31,600           1,900
  Northern Trust                                           6,000             314
  Regions Financial                                       28,400           1,193
  Republic New York                                       39,500           2,487
  Signet Bank                                              1,900              46
  Southtrust                                              34,400             873

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  UJB Financial                                           55,900     $     1,873
                                                                     -----------
    Total Banks                                                           17,564
                                                                     -----------
BROADCASTING, NEWSPAPERS, & ADVERTISING (1.5%)
  Chris-Craft Industries*                                  9,000             370
  Interpublic Group                                       28,600           1,098
  Omnicom Group                                           17,600           1,175
  TCA Cable TV                                            19,400             550
                                                                     -----------
    Total Broadcasting, Newspapers, & Advertising
                                                                           3,193
                                                                     -----------
BUILDING & CONSTRUCTION (0.8%)
  Clayton Homes                                           25,200             706
  Foster Wheeler                                          21,400             845
                                                                     -----------
    Total Building & Construction                                          1,551
                                                                     -----------
CHEMICALS (2.3%)
  A. Schulman                                             27,250             514
  Ferro                                                   14,800             329
  Georgia Gulf*                                           17,000             606
  Lubrizol                                                30,400             870
  Olin                                                     8,600             654
  Praxair                                                 34,000             990
  Witco                                                   23,500             723
                                                                     -----------
    Total Chemicals                                                        4,686
                                                                     -----------
COMMUNICATIONS EQUIPMENT (2.0%)
  ADC Telecommunications*                                 46,800           2,129
  Allen Group                                             23,400             617
  DSC Communications*                                      9,200             365
  Vishay Intertechnology*                                 26,800             938
                                                                     -----------
    Total Communications Equipment                                         4,049
                                                                     -----------
COMPUTER SOFTWARE & SERVICES (12.6%)
  Adobe System                                            47,300           3,196
  Autodesk                                                15,500             546
  Bay Networks*                                           65,150           2,931
  Cadence Design System*                                   8,450             304
  CUC International*                                      64,000           2,432

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 AGGRESSIVE GROWTH FUND --CONTINUED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES-- CONTINUED
  Dell Computer*                                          39,900     $     1,766
  EMC*                                                    81,500           1,457
  Fiserv*                                                 22,000             583
  General Motors, CL E                                    53,200           2,687
  Informix*                                               61,400           1,700
  Mentor Graphics*                                        72,300           1,455
  Parametric Technology*                                  22,700           1,606
  Quantum*                                                33,600             630
  Seagate Technology*                                     38,100           2,010
  Sequent Computers*                                      11,000             175
  Silicon Graphics*                                       19,700             719
  Symantec*                                               39,400           1,044
  Symbol Technologies*                                    20,500             789
                                                                     -----------
    Total Computer Software & Services                                    26,030
                                                                     -----------
CONSUMER PRODUCTS (0.3%)
  Hasbro                                                  24,000             732
CONSUMER SERVICES (0.4%)
  Service International                                   20,000             813
DRUGS (4.3%)
  Biogen*                                                 29,500           1,608
  Chiron*                                                 19,000           1,914
  Forest Laboratories*                                    17,500             744
  Genzyme*                                                13,600             887
  IVAX                                                    23,100             615
  Mylan Laboratories                                      46,500           1,087
  R.P. Scherer*                                           16,700             741
  Teva Pharmaceutical Industries, ADR                     29,000           1,211
                                                                     -----------
    Total Drugs                                                            8,807
                                                                     -----------
ELECTRICAL SERVICES (2.0%)
  Illinova                                                81,100           2,301
  Montana Power                                           14,000             319
  Nipsco Industries                                       14,000             518
  Wisconsin Energy                                        34,000           1,003
                                                                     -----------
    Total Electrical Services                                              4,141
                                                                     -----------
--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
ELECTRONICS (2.0%)
  Arrow Electronics*                                      30,400     $     1,419
  Diebold                                                 17,000             975
  Elsag Bailey Process Automation N.V.*                    6,000             173
  Hubbell, CL B                                           11,620             710
  Varian Associates                                       17,800             854
                                                                     -----------
    Total Electronics                                                      4,131
                                                                     -----------
ENERGY (0.9%)
  Kerr-McGee                                              17,500           1,013
  Valero Energy                                           31,800             823
                                                                     -----------
    Total Energy                                                           1,836
                                                                     -----------
ENTERTAINMENT (2.0%)
  Circus Circus Enterprises*                              33,000             916
  Hollywood Entertainment*                                32,800             529
  Mirage Resorts*                                         77,400           2,622
                                                                     -----------
    Total Entertainment                                                    4,067
                                                                     -----------
ENVIRONMENTAL SERVICES (0.7%)
  Laidlaw, CL B Non-voting                                56,000             518
  Molton Metal Technology*                                25,500             944
                                                                     -----------
    Total Environmental Services                                           1,462
                                                                     -----------
FINANCIAL SERVICES (2.8%)
  A.G. Edwards                                            48,500           1,310
  Bear Stearns                                            43,500             946
  Charles Schwab                                          40,600             985
  Franklin Resources                                      36,700           1,940
  Green Tree Financial                                    25,000             706
                                                                     -----------
    Total Financial Services                                               5,887
                                                                     -----------
FOOD, BEVERAGE, & TOBACCO (1.9%)
  Dial                                                    53,000           1,430
  IBP                                                     10,900             681
  McCormick                                               28,800             688
  Tyson Foods, CL A                                       49,500           1,176
                                                                     -----------
    Total Food, Beverage, & Tobacco                                        3,975
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
INSURANCE (2.9%)
  AFLAC                                                   28,900     $     1,178
  Aon                                                     36,200           1,705
  Kemper                                                   9,000             443
  Progressive, Ohio                                       22,800           1,015
  Reliastar Financial                                     14,500             627
  Transatlantic Holdings                                  13,900             956
                                                                     -----------
    Total Insurance                                                        5,924
                                                                     -----------
MACHINERY (1.9%)
  Cincinnati Milacron                                     19,900             520
  General Signal                                          26,000             839
  Goulds Pumps                                            12,000             284
  Kennmetal                                               14,400             443
  Sensormatic Electronics                                 18,300             396
  Tyco International                                      44,000           1,379
                                                                     -----------
    Total Machinery                                                        3,861
                                                                     -----------
MEASURING DEVICES (0.8%)
  Johnson Controls                                        10,900             755
  Teradyne*                                               38,000             993
                                                                     -----------
    Total Measuring Devices                                                1,748
                                                                     -----------
MEDICAL PRODUCTS & SERVICES (4.7%)
  Beverly Enterprises*                                    40,000             465
  C.R. Bard                                                6,800             196
  Cordis*                                                 12,200           1,293
  Healthcare Compare*                                     12,500             489
  Healthsource                                             7,000             438
  HEALTHSOUTH Rehabilitation*                             26,900             814
  Inphynet Medical Management*                            16,000             292
  Mid Atlantic Medical Services*                          14,500             353
  Nellcor Puritan Bennett*                                16,200             932
  Pacificare Health Systems*                              13,200           1,145
  Stryker                                                 38,500           2,060
  Tenet Healthcare*                                       35,000             626
  Value Health*                                           21,500             540
                                                                     -----------
    Total Medical Products & Services                                      9,643
                                                                     -----------
METALS & MINING (1.7%)
  Alumax*                                                 15,800             525

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Potash of Saskatchewan, ADR                             42,200     $     2,917
                                                                     -----------
    Total Metals & Mining                                                  3,442
                                                                     -----------
MOTORCYCLES, BICYCLES & PARTS (0.2%)
  Harley-Davidson                                         13,000             361
PAPER & PAPER PRODUCTS (1.4%)
  Bowater                                                 19,300             767
  Sonoco Products                                         17,500             438
  Tambrands                                               14,000             730
  Westvaco                                                31,000             848
                                                                     -----------
    Total Paper & Paper Products                                           2,783
                                                                     -----------
PETROLEUM & FUEL PRODUCTS (2.9%)
  Anadarko Petroleum                                      25,200           1,212
  Apache                                                  25,900             690
  MAPCO                                                   15,000             806
  Murphy Oil                                              12,100             476
  Noble Affiliates                                        29,700             806
  Questar                                                 22,800             738
  Smith International*                                    28,000             473
  Union Texas Petroleum Holding                           31,000             597
  Weatherford Enterra*                                     5,323             135
                                                                     -----------
    Total Petroleum & Fuel Products                                        5,933
                                                                     -----------
PRINTING & PUBLISHING (2.2%)
  A.H. Belo, Ser A                                        26,500             944
  American Greetings, CL A                                79,000           2,153
  Houghton Mifflin                                        12,400             499
  Reynolds & Reynolds                                     26,600           1,014
                                                                     -----------
    Total Printing & Publishing                                            4,610
                                                                     -----------
PROFESSIONAL SERVICES (0.3%)
  Olsten                                                  13,000             520
RAILROADS (0.8%)
  Illinois Central, Ser A                                 34,100           1,381
  Trinity Industries                                       9,700             298
                                                                     -----------
    Total Railroads                                                        1,679
                                                                     -----------
RETAIL (6.6%)
  Barnes & Noble*                                         23,500             864
  Bed Bath & Beyond*                                      17,000             559

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 AGGRESSIVE GROWTH FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Brinker International*                                  15,450     $       238
  Circuit City Stores                                     13,500             392
  Cracker Barrel Old Country Store                        33,000             615
  Federated Department Stores*                            46,500           1,354
  Fred Meyer                                              12,000             278
  Hannaford Brothers                                      45,700           1,097
  Kohl's*                                                 32,000           1,728
  Micro Warehouse*                                         9,300             437
  Office Depot*                                           81,700           1,999
  Outback Steakhouse*                                     49,000           1,789
  PetSmart*                                               10,000             323
  Sbarro                                                  14,000             313
  Staples*                                                13,000             332
  Talbots                                                  8,700             253
  Wendy's International                                   49,700           1,025
                                                                     -----------
    Total Retail                                                          13,596
                                                                     -----------
RUBBER & PLASTIC (0.9%)
  First Brands                                            32,500           1,487
  M.A. Hanna                                              12,600             339
                                                                     -----------
    Total Rubber & Plastic                                                 1,826
                                                                     -----------
SEMI-CONDUCTORS/INSTRUMENTS (4.6%)
  Analog Devices*                                         49,050           1,815
  Atmel*                                                  51,800           1,554
  Avnet                                                   24,600           1,156
  Linear Technology                                       30,100           1,362
  LSI Logic*                                              66,100           2,768
  Molex                                                   25,937             869
                                                                     -----------
    Total Semi-Conductors/Instruments                                      9,524
                                                                     -----------
SPECIALTY MACHINERY (0.8%)
  York International                                      15,800             707
  Fisher Scientific                                       30,200             985
                                                                     -----------
    Total Specialty Machinery                                              1,692
                                                                     -----------
STEEL & STEEL WORKS (0.5%)
  Allegheny Ludlum                                        30,200             562
  Nucor                                                   11,300             564
                                                                     -----------
    Total Steel & Steel Works                                              1,126
                                                                     -----------
--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
TELEPHONE & TELECOMMUNICATION (3.9%)
  Alltel                                                  13,000     $       384
  Century Telephone Enterprises                           21,000             656
  Equifax                                                 38,200           1,600
  Frontier                                                33,700             872
  Southern New England Telecommunication                  24,200             877
  Telephone And Data Systems                              14,400             549
  Worldcom*                                               93,000           3,022
                                                                     -----------
    Total Telephone & Telecommunication                                    7,960
                                                                     -----------
Total Common Stock
  (Cost $159,079,585)                                                    177,591
                                                                     -----------
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (16.2%)
  Deutsche
    5.93%, dated 11/30/95, matures 12/01/95,
    repurchase price $33,360,609, (collateralized
    by various United States Treasury Notes, total
    par value $17,118,000, 6.375%-7.75%,
    07/15/99-12/31/99: FHLB obligations, total par
    value $2,850,000, 08/15/96-07/16/99: FNMA
    obligation, total par value $10,000,000,
    6.72%, 08/01/05: FFCB obligation, total par
    value $160,000, 4.92%, 08/06/96: TVA
    obligation, total par value $2,000,000, 7.31%,
    05/31/96: total market value of $34,079,126)      $   33,355          33,355
                                                                     -----------
Total Repurchase Agreement
  (Cost $33,355,069)                                                      33,355
                                                                     -----------
Total Investments (102.4%)
  (Cost $192,434,654)                                                    210,946
                                                                     -----------
OTHER ASSETS AND LIABILITIES (-2.4%)
Total Other Assets and Liabilities                                        (4,859)
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Class (unlimited
    authorization -- no par value) based on
    14,910,190 outstanding shares of beneficial
    interest                                                         $   156,813
  Fund shares of the Investor Class (unlimited
    authorization -- no par value) based 1,040,559
    outstanding shares of beneficial interest                             11,199
  Fund shares of the Flex Class (unlimited
    authorization -- no par value) based on
    177,300 shares of beneficial interest                                  2,172
  Undistributed net investment income                                        267
  Undistributed net realized gain on investments                          17,124
  Unrealized appreciation on investments                                  18,512
                                                                     -----------
Total Net Assets: (100.0%)                                           $   206,087
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering Price, and Redemption
  Price Per Share -- Trust Shares                                    $     12.78
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                    $     12.76
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares ($12.76 DIVIDED BY 96.25%)                         $     13.26
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                     $     12.73
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANKS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES
TVA -- TENNESSEE VALLEY AUTHORITY

*NON-INCOME PRODUCING SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (91.5%)
AUTOMOTIVE (2.2%)
  China Tire Holding                                       89,400    $       581
  General Motors                                          235,400         11,417
  Goodyear Tire And Rubber                                 29,500          1,250
  Lear Seating*                                           131,200          3,674
  Sysco                                                   300,900          9,215
                                                                     -----------
    Total Automotive                                                      26,137
                                                                     -----------
BANKS (5.6%)
  Bank of Boston                                           68,900          3,195
  Bank South                                               46,600          1,456
  BankAmerica                                              35,400          2,252
  Chemical Bank                                           321,000         19,260
  Cullen Frost Bankers                                     27,700          1,406
  First Interstate Bancorp                                 47,900          6,419
  H.F. Ahmanson                                           110,800          2,964
  Integra Financial                                       136,700          8,458
  Mellon Bank                                             229,300         12,268
  Midlantic                                                54,800          3,295
  Shawmut National                                         12,400            465
  UJB Financial                                           114,000          3,819
                                                                     -----------
    Total Banks                                                           65,257
                                                                     -----------
BUILDING & CONSTRUCTION (0.7%)
  American Standard                                       132,500          3,975
  Foster Wheeler                                          116,600          4,606
                                                                     -----------
    Total Building & Construction                                          8,581
                                                                     -----------
CHEMICALS (3.0%)
  Air Products & Chemical                                 176,100          9,774
  E.I Dupont de Nemours                                   326,700         21,725
  Praxair                                                 123,500          3,597
                                                                     -----------
    Total Chemicals                                                       35,096
                                                                     -----------
DRUGS (8.4%)
  Abbott Laboratories                                     342,900         13,930
  Allergan                                                 47,200          1,463
  American Home Products                                   39,000          3,559
  Bergen Brunswig, CL A                                    45,000          1,080

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Bristol-Myers Squibb                                     67,100    $     5,385
  Johnson & Johnson                                       132,700         11,495
  Merck                                                   343,582         21,259
  Pfizer                                                  191,900         11,130
  Pharmacia & Upjohn                                       92,200          3,308
  Smith Kline Beecham PLC                                 448,600         23,888
  Warner Lambert                                           15,600          1,392
                                                                     -----------
    Total Drugs                                                           97,889
                                                                     -----------
ELECTRICAL SERVICES (0.0%)
  Shandong Huaneng Power ADR                               67,100            478
ENERGY (5.6%)
  Amoco                                                   221,000         14,973
  Atlantic Richfield                                       57,800          6,264
  Chevron                                                  87,700          4,330
  Halliburton                                             106,100          4,602
  Kerr-McGee                                               35,000          2,026
  Mobil                                                   120,000         12,525
  Royal Dutch Petroleum                                    33,300          4,275
  Schlumberger                                             95,800          6,083
  Sonat                                                    48,200          1,554
  Union Texas Petroleum                                   264,400          5,090
  Unocal                                                  136,300          3,663
                                                                     -----------
    Total Energy                                                          65,385
                                                                     -----------
FINANCIAL SERVICES (2.9%)
  Federal Home Loan Mortgage Corporation                  195,300         15,038
  Federal National Mortgage Association                    20,500          2,245
  Travelers                                               276,898         16,475
                                                                     -----------
    Total Financial Services                                              33,758
                                                                     -----------
FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
  (10.5%)
  Bush Boake Allen*                                       102,900          3,164
  Coca Cola                                               134,800         10,211
  Conagra                                                  71,200          2,839
  CPC International                                       140,200          9,639

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS--
  CONTINUED
  Gillette                                                119,100    $     6,178
  Hershey Foods                                            14,000            865
  JP Foodservices*                                        284,700          4,448
  Kellogg                                                  79,700          6,087
  Newell                                                  244,600          6,451
  Pepsico                                                 123,300          6,812
  Philip Morris                                           273,450         23,997
  Procter And Gamble                                      228,900         19,771
  RJR Nabisco Holdings                                    166,950          4,862
  Sara Lee                                                394,800         12,732
  Sunbeam-Oster                                           264,000          4,290
                                                                     -----------
    Total Food, Beverage, Tobacco, & Household Products
                                                                         122,346
                                                                     -----------
INSURANCE (5.3%)
  American General                                         90,000          3,049
  American International Group                            147,450         13,234
  Chubb                                                    76,000          7,391
  General Re                                              141,500         21,171
  Penncorp Financal Group                                 117,900          3,272
  Sphere Drake Holdings                                   306,000          4,399
  Washington National                                     374,600          9,271
                                                                     -----------
    Total Insurance                                                       61,787
                                                                     -----------
LEISURE (4.5%)
  Autotote, CL A*                                          47,700            140
  Carnival Cruise Lines, CL A                             698,000         18,149
  Marriott                                                103,100          3,840
  Mattel                                                  128,500          3,598
  McDonalds                                               396,200         17,680
  Walt Disney                                             106,200          6,385
  Wendy's International                                   126,700          2,613
                                                                     -----------
    Total Leisure                                                         52,405
                                                                     -----------
MACHINERY (4.1%)
  Emerson Electric                                        195,400         15,241
  General Electric                                        255,100         17,155

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  General Signal                                          419,000    $    13,513
  Ingersoll Rand                                           69,700          2,675
                                                                     -----------
    Total Machinery                                                       48,584
                                                                     -----------
MEDIA (4.5%)
  American Greetings, CL A                                 44,200          1,204
  Capital Cities ABC                                      136,200         16,838
  Hollinger International, Class A                        274,000          3,151
  Tele Communications, CL A                               897,200         16,598
  Viacom, CL B*                                           312,621         15,084
                                                                     -----------
    Total Media                                                           52,875
                                                                     -----------
MEDICAL PRODUCTS & SERVICES (3.6%)
  Columbia/HCA Healthcare                                 443,164         22,879
  Cordis*                                                  25,000          2,650
  Fisher Scientific                                        97,200          3,171
  Living Centers of America*                               22,000            690
  Tenet Healthcare                                        387,900          6,934
  Vencor                                                  188,270          5,836
                                                                     -----------
    Total Medical Products & Services                                     42,160
                                                                     -----------
METALS & MINING (0.2%)
  Aluminum America                                         45,000          2,633
MISCELLANEOUS (7.0%)
  Allied Signal                                           442,500         20,908
  Eastman Kodak                                            98,300          6,684
  ITT                                                     147,000         18,026
  Tyco International                                      599,200         18,800
  United Technologies                                     191,100         17,916
                                                                     -----------
    Total Miscellaneous                                                   82,334
                                                                     -----------
PAPER & PAPER PRODUCTS (0.8%)
  Georgia Pacific                                         121,000          9,408
RAILROADS (1.0%)
  Union Pacific                                           175,000         11,856
RETAIL (5.6%)
  Albertsons                                              124,300          3,822
  American Stores                                         175,500          4,607
  Duracell International                                   43,600          2,311
  Federated Department Stores*                            353,300         10,290

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 CAPITAL GROWTH FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
RETAIL--CONTINUED
  Home Depot                                              538,432    $    23,893
  Intimate Brands                                         174,400          2,899
  Office Depot*                                           273,100          6,691
  Wal-Mart Stores                                         455,400         10,930
                                                                     -----------
    Total Retail                                                          65,443
                                                                     -----------
SERVICES (2.4%)
  Bell & Howell Holdings                                   75,000          1,941
  Molton Metal Technology                                 238,500          8,825
  Purus                                                     4,210              9
  Wheelabrator Technologies                               272,000          4,080
  WMX Technologies                                        448,400         13,227
                                                                     -----------
    Total Services                                                        28,082
                                                                     -----------
STEEL & STEEL WORKS (0.4%)
  Worthington Industries                                  249,600          4,898
TECHNOLOGY (11.3%)
  AMP                                                     405,000         16,251
  Arrow Electronics*                                      183,200          8,542
  DSC Communications                                       20,300            804
  General Motors, CL E                                    157,200          7,939
  Hewlett Packard                                          72,000          5,967
  IBM                                                     145,500         14,059
  Intel                                                   204,200         12,431
  Microsoft*                                              148,700         12,955
  Motorola                                                371,500         22,755
  Oracle Systems                                          192,800          8,748
  Scientific-Atlanta                                      697,200         11,068
  Xerox                                                    74,200         10,175
                                                                     -----------
    Total Technology                                                     131,694
                                                                     -----------
TELECOMMUNICATION (1.9%)
  AT&T                                                    334,458         22,074
Total Common Stock
  (Cost $932,929,155)                                                  1,071,160
                                                                     -----------
PREFERRED STOCKS (2.4%)
ENERGY (0.7%)
  Unocal CV, 7.00% (A)                                    165,500          8,647
                                                                     -----------
--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (0.8%)
  Continental Airline Financial CV, 8.50% (A)             100,000    $     4,962
  Time Warner Finance CV, $1.24                           140,000          4,568
                                                                     -----------
    Total Financial Services                                               9,530
                                                                     -----------
PAPER & PAPER PRODUCTS (0.9%)
  International Paper CV, 5.25% (A)                       236,500         10,702
Total Preferred Stocks
  (Cost $29,845,020)                                                      28,879
                                                                     -----------
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (0.3%)
  Softkey International
    5.500%, 11/01/00 convertible to 18.8679 shares
    common (A)                                        $     2,500          2,169
  WMX Technologies
    5.750%, 01/24/05 convertible to 26.0780 shares
    common                                                  1,000            865
                                                                     -----------
    Total Convertible Bonds
      (Cost $3,363,265)                                                    3,034
                                                                     -----------
REPURCHASE AGREEMENT (4.8%)
  Salomon 5.89%, dated 11/30/95, matures 12/01/95,
    repurchase price $39,792,213 (collateralized
    by various FHLMC obligations, total par value
    $40,669,811, 8.00%-16.00%, 11/15/23-07/01/24:
    FNMA obligations, total par value
    $149,532,766, 0.00%-9.00%, 04/25/22-07/01/22:
    total market value $42,616,845)                        39,785         39,785

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT-- CONTINUED
  Swiss Bank 5.89%, dated 11/30/95, matures
    12/01/95, repurchase price $16,031,236
    (collateralized by a FNMA obligation, par
    value $17,668,000, 6.383%, 01/01/34: and a
    United States Treasury Bill, par value
    $250,000, 10/17/96: total market value
    $16,429,978)                                           16,029    $    16,029
                                                                     -----------
Total Repurchase Agreement
  (Cost $55,814,317)                                                      55,814
                                                                     -----------
Total Investments (99.0%)
  (Cost $1,021,951,757)                                                1,158,887
                                                                     -----------
OTHER ASSETS AND LIABILITIES (1.0%)
Total Other Assets and Liabilities                                        11,523
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    71,256,408 outstanding shares of beneficial
    interest                                                             818,917
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    12,461,948 outstanding shares of beneficial
    interest                                                             141,926
  Fund Shares of the Flex Class (unlimited
    authoriazation -- no par value) based on
    350,376 outstanding shares of beneficial
    interest                                                               4,577

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Undistributed net investment income                                $     1,244
  Undistributed net realized gain on investments                          66,810
  Unrealized appreciation on investments                                 136,936
                                                                     -----------
Total Net Assets: (100.0%)                                           $ 1,170,410
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
  Price Per Share -- Trust Shares                                    $     13.92
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                    $     13.91
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares ($13.91 DIVIDED BY 96.25%)                         $     14.45
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                     $     13.89
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
(A) PRIVATE PLACEMENT SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED COMPANY

* NON-INCOME PRODUCING SECURITY.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 BALANCED FUND

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (52.3%)
AUTOMOTIVE (0.6%)
  General Motors                                          11,200     $       544
  Goodyear Tire And Rubber                                 1,400              59
                                                                     -----------
    Total Automotive                                                         603
                                                                     -----------
BANKS (2.2%)
  Bank of Boston                                           3,200             148
  BankAmerica                                              1,700             108
  Chemical Bank                                           12,800             769
  Cullen Frost Bankers                                     1,000              51
  First Interstate Bancorp                                 2,300             308
  Mellon Bank                                             10,900             583
  Summit Bancorporation of New Jersey                      7,000             203
  UJB Financial                                            1,500              50
                                                                     -----------
    Total Banks                                                            2,220
                                                                     -----------
BUILDING & CONSTRUCTION (0.8%)
  American Standard Companies                             14,500             435
  Foster Wheeler                                           8,900             352
                                                                     -----------
    Total Building & Construction                                            787
                                                                     -----------
CHEMICALS (1.7%)
  Air Products & Chemical                                  8,400             466
  E.I. Dupont de Nemours                                  15,700           1,044
  Praxair                                                  5,900             172
                                                                     -----------
    Total Chemicals                                                        1,682
                                                                     -----------
DRUGS (4.9%)
  Abbott Laboratories                                     16,900             687
  Allergan*                                                2,300              71
  American Home Products                                   2,000             183
  Amgen*                                                   3,000             149
  Bristol-Myers Squibb                                     4,100             329
  Johnson & Johnson                                        6,300             546
  Merck                                                   16,300           1,009
  Pfizer                                                   9,100             528
  Pharmacia & Upjohn                                       4,400             158
  Smith Kline Beecham PLC                                 22,000           1,170

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Warner Lambert                                             700     $        62
                                                                     -----------
    Total Drugs                                                            4,892
                                                                     -----------
ENERGY (3.5%)
  Amoco                                                   11,700             793
  Atlantic Richfield                                       3,000             325
  Chevron                                                  5,300             262
  Halliburton                                              5,000             217
  Kerr-McGee                                               3,000             174
  Mobil                                                    5,500             574
  Royal Dutch Petroleum                                    1,600             205
  Schlumberger                                             4,700             298
  Sonat                                                      900              29
  Union Texas Petroleum                                    9,400             181
  Unocal                                                  16,000             430
                                                                     -----------
    Total Energy                                                           3,488
                                                                     -----------
ENVIRONMENTAL SERVICES (0.9%)
  Molten Metal Technology                                  8,000             296
  WMX Technologies                                        19,600             578
                                                                     -----------
                                                                             874
                                                                     -----------
FINANCIAL SERVICES (2.5%)
  Federal Home Loan Mortgage Corporation                   9,600             739
  Federal National Mortgage Association                    1,000             110
  Integra Financial                                        6,400             396
  Midlantic                                                2,900             174
  Penncorp Financal Group                                  7,900             219
  Travelers                                               13,900             827
                                                                     -----------
    Total Financial Services                                               2,465
                                                                     -----------
FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
  (6.8%)
  Bush Boake Allen*                                        5,300             163
  Coca Cola                                                7,500             568
  Conagra                                                  3,400             136
  CPC International                                        6,700             461
  Gillette                                                 5,000             259

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD
  PRODUCTS--CONTINUED
  Hershey Foods                                            5,300     $       327
  JP Foodservices*                                        11,600             181
  Kellogg                                                  4,200             321
  Newell                                                  15,100             398
  Pepsico                                                  5,700             315
  Philip Morris                                           13,100           1,148
  Procter And Gamble                                      11,600           1,002
  RJR Nabisco Holdings                                     5,260             153
  Sara Lee                                                18,800             606
  Sunbeam-Oster                                           15,700             255
  Sysco                                                   13,700             420
                                                                     -----------
    Total Food, Beverage, Tobacco, & Household Products
                                                                           6,713
                                                                     -----------
INSURANCE (2.9%)
  American General                                         4,200             142
  American International Group                             7,000             628
  Chubb                                                    3,600             350
  General Re                                               6,400             958
  Sphere Drake Holdings                                   21,000             302
  Washington National                                     19,500             483
                                                                     -----------
    Total Insurance                                                        2,863
                                                                     -----------
LEISURE (2.6%)
  Carnival Cruise Lines, CL A                             32,700             850
  Marriott                                                 5,000             186
  Mattel                                                  15,000             420
  McDonalds                                               18,800             839
  Walt Disney                                              5,100             307
                                                                     -----------
    Total Leisure                                                          2,602
                                                                     -----------
MACHINERY (2.3%)
  Emerson Electric                                         9,200             718
  General Electric                                        13,200             887
  General Signal                                          20,000             645
                                                                     -----------
    Total Machinery                                                        2,250
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
MEDIA (1.7%)
  American Greetings, CL A                                 2,100     $        57
  Tele Communications                                     40,700             753
  Viacom, CL B*                                           17,544             847
                                                                     -----------
    Total Media                                                            1,657
                                                                     -----------
MEDICAL PRODUCTS & SERVICES (2.2%)
  Columbia/HCA Healthcare                                 22,640           1,168
  Fisher Scientific                                        4,500             147
  Medtronic                                                5,000             274
  Tenet Healthcare                                        19,000             340
  Vencor                                                   8,800             273
                                                                     -----------
    Total Medical Products & Services                                      2,202
                                                                     -----------
MISCELLANEOUS (3.9%)
  Allied Signal                                           21,100             996
  Eastman Kodak                                            4,700             320
  ITT                                                      7,700             944
  Tyco International                                      28,400             891
  United Technologies                                      7,600             713
                                                                     -----------
    Total Miscellaneous                                                    3,864
                                                                     -----------
PAPER & PAPER PRODUCTS (0.5%)
  Georgia Pacific                                          5,900             459
RAILROADS (0.6%)
  Union Pacific                                            8,900             603
RETAIL (3.3%)
  Albertsons                                               6,800             209
  American Stores                                          8,300             218
  Duracell International                                   1,300              69
  Federated Department Stores*                            16,800             489
  Home Depot                                              27,300           1,211
  Intimate Brands                                         10,500             175
  Office Depot*                                           11,100             272
  Wal-Mart Stores                                         22,800             547
  Wendy's International                                    6,200             128
                                                                     -----------
    Total Retail                                                           3,318
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 BALANCED FUND --CONTINUED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
STEEL & STEEL WORKS (0.3%)
  Worthington Industries                                  12,000     $       236
                                                                     -----------
    Total Steel & Steel Works                                                236
                                                                     -----------
TECHNOLOGY (6.3%)
  Arrow Electronics*                                       7,800             364
  AMP                                                     17,700             710
  DSC Communications                                       1,000              40
  General Motors, CL E                                     7,500             379
  Hewlett Packard                                          3,400             282
  Intel                                                   10,200             621
  International Business Machines                          6,900             667
  Microsoft*                                               7,100             619
  Motorola                                                16,900           1,034
  Oracle Systems                                           9,200             417
  Scientific-Atlanta                                      38,600             613
  Xerox                                                    3,900             535
                                                                     -----------
    Total Technology                                                       6,281
                                                                     -----------
TELECOMMUNICATIONS (1.8%)
  AT&T                                                    15,900           1,049
  Capital Cities ABC                                       6,000             742
                                                                     -----------
    Total Telecommunications                                               1,791
                                                                     -----------
Total Common Stock
  (Cost $45,249,974)                                                      51,850
                                                                     -----------
PREFERRED STOCKS (0.1%)
FINANCIAL SERVICES (0.1%)
  Time Warner Finance CV, $1.24                            4,000             131
                                                                     -----------
    Total Financial Services                                                 131
                                                                     -----------
Total Preferred Stocks
  (Cost $124,000)                                                            131
                                                                     -----------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (19.0%)
  Aristar Financial
    7.500%, 07/01/99                                  $    1,000           1,033

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  AT&T Capital
    6.600%, 02/20/98                                  $    1,000     $     1,004
  Capital One Bank
    6.660%, 08/17/98                                         500             507
  Capital One Bank, MTN
    6.490%, 08/15/97                                       1,000           1,009
  Ford Motor Credit
    6.375%, 09/15/99                                       1,500           1,519
  General Electric Capital, MTN
    8.100%, 01/26/99                                       1,000           1,061
  General Motors Acceptance
    6.625%, 10/01/02                                         500             509
  General Motors Acceptance, MTN
    8.375%, 02/03/99                                       1,000           1,069
  Heller Financial, MTN
    6.510%, 09/20/99                                       1,000           1,013
  International Lease Finance
    8.125%, 01/15/98                                       1,000           1,061
  ITT Destinations
    6.250%, 11/15/00                                       1,000           1,000
  Merrill Lynch
    6.640%, 09/19/02                                         500             508
  Morgan Stanley
    7.790%, 02/03/97                                       1,500           1,532
  Paine Webber
    6.250%, 06/15/98                                       3,500           3,499
  Salomon
    6.700%, 12/01/98                                       1,000           1,001
  Sears, MTN
    7.360%, 08/15/97                                       1,000           1,025
  Smith Barney
    7.500%, 05/01/02                                         500             529
                                                                     -----------
Total Corporate Obligations
  (Cost $18,568,850)                                                      18,879
                                                                     -----------
ASSET BACKED SECURITIES (2.5%)
  Chemical Master Credit Card Trust
    6.230%, 04/15/02                                       1,000           1,002

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Signet Master Trust
    6.800%, 12/15/00                                  $    1,500     $     1,532
                                                                     -----------
Total Asset Backed Securities
  (Cost $2,498,502)                                                        2,534
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.9%)
  FHLMC
    Pool #G40156, 8.000%, 06/01/02                           907             933
  GNMA
    Pool #780153, 9.000%, 11/15/17                           913             969
    Pool #780171, 9.000%, 11/15/17                         2,789           2,961
                                                                     -----------
Total U.S. Government Agency Obligations
  (Cost $4,828,062)                                                        4,863
                                                                     -----------
U.S. TREASURY OBLIGATIONS (13.7%)
  United States Treasury Bonds
    7.500%, 11/15/16                                       2,500           2,867
    8.125%, 08/15/19                                       6,000           7,368
  United States Treasury Notes
    8.875%, 02/15/99                                         500             549
    5.750%, 08/15/03                                         500             501
    7.875%, 11/15/04                                       2,000           2,287
                                                                     -----------
Total U.S. Treasury Obligations
  (Cost $12,530,756)                                                      13,572
                                                                     -----------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.8%)
  Merrill Lynch
    5.84%, dated 11/30/95, matures 12/01/95,
    repurchase price $7,703,864 (collateralized by
    various Treasury Coupon Under Book-Entry
    obligations, total par value $5,782,842,
    9.125%-11.75%, 02/15/96-11/15/06: FNMA
    obligations, total par value $3,314,000,
    6.10%-9.05%, 09/01/97-04/10/01: and by a
    Federal Hosuing Administration obligation,
    total par value $ 9,200, 5.375%, 09/01/97:
    total market value $7,859,294)                    $    7,703     $     7,703
                                                                     -----------
Total Repurchase Agreement
  (Cost $7,702,614)                                                        7,703
                                                                     -----------
Total Investments (100.3%)
  (Cost $91,502,758)                                                      99,532
                                                                     -----------
OTHER ASSETS AND LIABILITIES (-0.3%)
Total Other Assets and Liabilities                                          (313)
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 BALANCED FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    8,342,012 outstanding shares of beneficial
    interest                                                         $    83,041
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    395,069 outstanding shares of beneficial
    interest                                                               3,919
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on
    154,036 outstanding shares of beneficial
    interest                                                               1,643
  Undistributed net investment income                                        492
  Undistributed net realized gain on investments                           2,094
  Unrealized appreciation on investments                                   8,030
                                                                     -----------
Total Net Assets: (100.0%)                                           $    99,219
                                                                     -----------
                                                                     -----------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption
  Price Per Share -- Trust Shares                                    $     11.16
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                    $     11.19
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares ($11.19 DIVIDED BY 96.25%)                         $     11.63
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                     $     11.15
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
CL -- CLASS
CV -- CONVERTIBLE SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY

* NON-INCOME PRODUCING SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 INTERNATIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (94.4%)
AUSTRALIA (2.5%)
  Amcor                                                   13,361     $        97
  Broken Hill Proprietary                                 59,156             805
  Coles Myer                                              65,647             212
  CRA                                                     16,668             264
  CSR                                                     47,284             151
  Lend Lease                                               9,731             135
  Mim Holdings                                            42,910              58
  National Australia Bank                                 34,222             298
  News Corporation                                        45,224             237
  Pacific Dunlop                                          51,684             124
  Westpac Banking                                         48,003             199
  WMC                                                     25,702             172
                                                                     -----------
    Total Australia                                                        2,752
                                                                     -----------
AUSTRIA (1.2%)
  Creditanstalt Bankverein                                 2,614             139
  EA Generali                                                505             139
  OEMV                                                     2,975             245
  Oest Elektrizatswits, CL A                               3,165             180
  Wienerberger Baust                                         854             177
  Z-Laenderbank                                            5,133             399
                                                                     -----------
    Total Austria                                                          1,279
                                                                     -----------
BELGIUM (1.7%)
  Bekaert                                                     80              62
  Delhaize Freres                                          2,100              88
  Electrabel                                               1,600             363
  Fortis                                                   1,400             162
  GBL Bruxelles Lambert                                    1,050             135
  Generale Banque                                            670             226
  Kredietbank                                                350              90
  Petrofina                                                  780             231
  Royale Belgian                                             500              92
  Solvay                                                     375             191
  Tractebel                                                  550             207
  Union Miniere*                                             680              42
                                                                     -----------
    Total Belgium                                                          1,889
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
DENMARK (1.2%)
  Carlsberg, CL B                                          2,444     $       129
  D/S 1912, CL B                                              10             192
  D/S Svendborg, CL B                                          5             137
  Danisco                                                  4,330             199
  Novo Nordisk, CL B                                       2,069             260
  Sophus Berendsen, CL B                                   1,303             141
  Tele Danmark, CL B                                       3,958             216
                                                                     -----------
    Total Denmark                                                          1,274
                                                                     -----------
FINLAND (0.7%)
  Nokia, CL A                                              2,600             143
  Nokia, CL K                                              5,800             320
  Outokumpu Oy, CL A                                       6,500             108
  Repola                                                   8,900             173
  Unitas Bank, CL A*                                      16,000              40
                                                                     -----------
    Total Finland                                                            784
                                                                     -----------
FRANCE (9.9%)
  Accor                                                    1,746             212
  Air Liquide                                              2,497             402
  Alcatel Alsthom                                          5,283             440
  AXA                                                      6,948             417
  Bancaire                                                 1,210             132
  Banque Nationale de Paris                                9,100             403
  Bouygues                                                 1,500             165
  Carnaud Metal Box                                        3,600             158
  Carrefour                                                1,019             563
  Compagnie de Suez                                        7,313             274
  Danone                                                   2,764             433
  Eaux Generale                                            4,645             452
  Elf Aquitaine                                           11,062             774
  Eridania Beghin Say                                      1,259             205
  Havas                                                    2,350             172
  L'Oreal                                                  2,113             524
  Lafarge                                                  3,868             246
  Legrand                                                  1,700             269
  LVMH Moet Hennesy                                        3,640             693
  Lyonnaise des Eaux                                       3,100             297
  Michelin, CL B                                           5,850             238

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 INTERNATIONAL EQUITY INDEX FUND --CONTINUED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
FRANCE--CONTINUED
  Paribas                                                  4,093     $       228
  Pernod Ricard                                            2,729             162
  Peugeot                                                  2,290             296
  Pinault Printemps                                          700             132
  Promodes                                                   850             188
  Rhone Poulenc                                           12,450             267
  Saint Gobain                                             3,226             373
  Sanofi                                                   3,773             218
  Schneider                                                4,000             147
  Societe Generale                                         3,180             372
  Thomson                                                  8,450             186
  Total, CL B                                              8,057             496
  Union Bail                                               2,450             243
                                                                     -----------
    Total France                                                          10,777
                                                                     -----------
GERMANY (15.1%)
  Allianz                                                  1,008           1,931
  AMB Aachener & Munchener                                   316             202
  Asko Kaufhaus                                              256             119
  BASF                                                     3,155             693
  Bayer                                                    3,561             926
  Bayer Vereinsbank                                       21,510             621
  Bayerische Hypotheken                                   12,300             303
  Beiersdorf                                                 267             186
  Bremer Vulkan*                                             788              23
  Colonia Konzern                                            156             114
  Daimler Benz                                             2,723           1,333
  Degussa                                                    599             191
  Deutsche Bank                                           22,470           1,050
  Dresdner Bank                                           21,550             577
  Heidelberger                                               299             182
  Hochtief                                                   376             169
  Karstadt                                                   625             246
  Kaufhof                                                    471             142
  Linde                                                      491             288
  Lufthansa                                                1,908             253
  Man                                                        531             149
  Mannesmann                                               2,003             643
  Muenchener Rueckversicherungs                              356             656
--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Muenchener Rueckversicherungs Rights*                      356     $        41
  Preussag                                                 1,061             306
  RWE                                                      1,624             587
  Sap                                                      3,200             510
  Schering                                                 3,660             248
  Siemens                                                  2,884           1,500
  Strabag                                                    490              82
  Thyssen*                                                 1,601             295
  Veba                                                    26,010           1,060
  Viag                                                       983             392
  Volkswagen                                               1,461             470
                                                                     -----------
    Total Germany                                                         16,488
                                                                     -----------
HONG KONG (1.0%)
  Cathay Pacific Airways                                  45,000              67
  Cheung Kong                                             26,000             148
  China Light & Power                                     15,000              71
  Hang Seng Bank                                          21,900             191
  Hong Kong Telecommunications                            92,000             156
  Hutchison Whampoa                                       34,000             193
  Sun Hung Kai Properties                                 20,000             161
  Swire Pacific, CL A                                     15,500             117
                                                                     -----------
    Total Hong Kong                                                        1,104
                                                                     -----------
ITALY (6.5%)
  Assicurazioni Generali                                  66,575           1,516
  Banca Commerciale Italiana                             124,500             237
  Banco Ambrosiano Veneto                                 46,000             114
  Benetton                                                19,500             225
  Credito Italiano                                       205,000             211
  Edison                                                  48,000             192
  Fiat                                                   240,000             725
  Istituto Bancario                                       64,500             351
  Italgas                                                 83,000             213
  Mediobanca                                              39,400             250
  Montedison*                                            372,000             231
  Olivetti Rights*                                       202,500              11
  Olivetti*                                              202,500             134
  Parmalat Finanziaria                                   193,000             144

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
ITALY--CONTINUED
  Pirelli*                                               165,000     $       201
  Ras                                                     29,850             306
  Sirti                                                   28,500             165
  SME*                                                    50,640             111
  Telecom Italia                                         510,000             694
  Telecom Italia Di Risp                                 193,000             213
  Telecom Italia Mobile Di Risp*                         103,000             100
  Telecom Italia Mobile*                                 450,000             726
                                                                     -----------
    Total Italy                                                            7,070
                                                                     -----------
JAPAN (35.8%)
  Ajinomoto                                               23,000             249
  Asahi Bank                                              48,000             557
  Asahi Breweries                                          3,000              35
  Asahi Chemical Industries                               47,000             351
  Asahi Glass                                             31,000             342
  Bank of Tokyo                                           37,000             604
  Bank of Yokohama                                        20,000             149
  Bridgestone                                             21,000             310
  Chiba Bank                                              12,000             106
  Chiyoda                                                 11,000             104
  Citizen Watch                                           17,000             125
  Cosmo Oil                                               83,000             407
  Dai Nippon Printing                                     20,000             350
  Dai-Ichi Kangyo Bank                                    56,000           1,047
  Daiei                                                   17,000             196
  Daimaru                                                 27,000             178
  Daishowa Paper*                                          7,000              57
  Daiwa Kosho Lease                                       11,000             108
  Daiwa Securities                                        24,000             333
  Ebara                                                   15,000             212
  Fanuc                                                    9,900             422
  Fuji Bank                                               61,000           1,275
  Fuji Photo Film                                         13,000             322
  Fujitsu                                                 30,000             354
  Furukawa Electric                                       64,000             303
  Hankyu                                                  48,000             250
  Hitachi                                                 69,000             699
  Honda Motor                                             24,000             434

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Industrial Bank of Japan                                40,000     $     1,149
  Ito Yokado                                               7,000             387
  Itochu                                                  47,000             312
  Itoham Foods                                            14,000             103
  Japan Air Lines*                                        81,000             519
  Japan Energy                                            41,000             127
  Joyo Bank                                               37,000             281
  Jusco                                                   10,000             240
  Kansai Electric Power                                   16,900             401
  KAO                                                     27,000             332
  Kawasaki Steel                                          60,000             213
  Kinki Nippon Railway                                    37,000             278
  Kirin Brewery                                           36,000             382
  Kobe Steel*                                             60,000             172
  Komatsu                                                 13,000             102
  Kubota                                                  56,000             369
  Kyocera                                                  4,000             317
  Marubeni                                                28,000             149
  Marui                                                   23,000             430
  Matsushita Electric                                     38,000             564
  Mitsubishi                                              26,000             312
  Mitsubishi Chemical                                     45,000             220
  Mitsubishi Electric                                     70,000             521
  Mitsubishi Estate                                       47,000             532
  Mitsubishi Heavy Industries                             78,000             622
  Mitsubishi Materials                                    39,000             196
  Mitsubishi Steel*                                       24,000             128
  Mitsubishi Trust & Banking                              27,000             414
  Mitsui                                                  41,000             348
  Mitsui Trust & Banking                                  32,000             300
  Mitsukoshi                                              16,000             141
  Murata                                                   6,000             215
  NEC                                                     32,000             409
  New Oji Paper                                           25,000             230
  Nippon Express                                          26,000             226
  Nippon Oil                                              36,000             198
  Nippon Paper                                            32,000             211
  Nippon Sharyo                                           22,000             189
  Nippon Steel                                           117,000             403
  Nippon Yusen Kabushik                                   36,000             210

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 INTERNATIONAL EQUITY INDEX FUND --CONTINUED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
  Nippondenso                                             31,000     $       573
  Nishido Fire & Marine                                   15,000             116
  Nissan Motors                                           57,000             420
  NKK*                                                   109,000             300
  Nomura Securities                                       39,000             767
  Obayashi                                                57,000             451
  Odakyu Railway                                          24,000             170
  Olympus Optical                                          8,000              76
  Osaka Gas                                              153,000             521
  Ricoh                                                   20,000             205
  Sakura Bank                                             53,000             574
  Sankyo                                                  12,000             268
  Sanyo Electric                                          61,000             318
  Sega Enterprises                                         3,000             162
  Sekisui Chemical                                        16,000             206
  Sekisui House                                           18,000             211
  Seven Eleven                                             9,000             623
  Sharp                                                   23,000             326
  Shimizu                                                 28,000             286
  Shin Etsu Chemical                                       9,000             186
  Shizuoka Bank                                           16,000             203
  Skylark                                                  9,000             151
  Sony                                                     7,000             372
  Sumitomo                                                19,000             189
  Sumitomo Bank                                           58,000           1,118
  Sumitomo Chemical                                       36,000             179
  Sumitomo Metal                                          42,000             128
  Taisei                                                  61,000             398
  Takeda Chemical Industries                              24,000             359
  Teijin                                                  31,000             163
  Tobu Railway                                            94,000             558
  Tohoku Electric Power                                    8,686             203
  Tokai Bank                                              37,000             451
  Tokio Marine & Fire Insurance                           38,000             434
  Tokyo Electric Power                                    20,806             540
  Tokyo Electronics                                        6,000             256
  Tokyo Gas                                               36,000             127
  Tokyu                                                   53,000             369
  Toppan Printing                                         24,000             312
--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Toray                                                   38,000     $       247
  Tostem                                                   7,000             213
  Toto                                                    18,000             244
  Toyo Seikan Kaisha                                       5,000             152
  Toyoda Auto Loom                                         8,000             136
  Toyota Motor                                            66,000           1,308
  Yamaichi Securities                                     39,000             247
  Yamanouchi Pharmaceutical                               18,000             388
  Yasuda Trust & Banking                                  42,000             202
                                                                     -----------
    Total Japan                                                           39,137
                                                                     -----------
NETHERLANDS (2.6%)
  ABN-AMRO                                                 5,217             232
  Akzo                                                     1,682             190
  International Nederlanden                                4,725             309
  KNP                                                      2,724              72
  KPN                                                      6,466             230
  Philips Electronics                                      4,484             176
  Royal Dutch Petroleum                                    8,762           1,129
  Unilever                                                   383              50
  Unilever CVA                                             2,110             279
  Wolters Kluwer                                           1,761             149
                                                                     -----------
    Total Netherlands                                                      2,816
                                                                     -----------
NORWAY (0.8%)
  Bergesen, CL A                                           5,100             105
  Hafslund Nycomed, CL B                                   5,400             138
  Kvaerner                                                 1,850              61
  Norsk Hydro                                             13,050             532
                                                                     -----------
    Total Norway                                                             836
                                                                     -----------
SPAIN (3.7%)
  Argentaria                                               5,751             225
  Autopistas Cesa                                         13,518             149
  Banco Bilbao Vizcaya                                    11,211             370
  Banco Central Hispano                                    8,104             166
  Banco de Santander                                       7,562             353
  Dragados                                                 6,786              88
  Empresa Nacional de Electricidad                        11,718             632
  Fabrica Autom Renault                                    3,318              48

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
SPAIN--CONTINUED
  FCC                                                      1,552     $       118
  Gas Natural                                              1,747             248
  Iberdrola                                               49,779             420
  Mapfre                                                   1,018              57
  Repsol                                                  15,141             477
  Telefonica de Espana                                    42,971             593
  Union Electrica Fenosa                                  19,547             106
                                                                     -----------
    Total Spain                                                            4,050
                                                                     -----------
SWEDEN (1.7%)
  Asea, CL A                                               3,300             320
  Astra, CL A                                             12,650             471
  Electrolux                                               1,300              56
  Ericsson                                                18,800             443
  Skandinaviska Enskilda Bank                             20,000             156
  Skanska, CL B                                            2,500              86
  Stora Kopparbergs, CL A                                  5,000              63
  Svenska Cellulosa, CL B                                  7,000             118
  Volvo, CL B                                              8,250             171
                                                                     -----------
    Total Sweden                                                           1,884
                                                                     -----------
SWITZERLAND (2.2%)
  BBC Brown Boveri                                           125             144
  Ciba Geigy                                                 320             286
  Nestle                                                     530             565
  Roche Holding                                               62             469
  Roche Holding Bearer                                        12             156
  Sandoz Pharmaceutical                                      355             303
  Schweiz Bankverein                                         700             279
  Union Bank of Switzerland                                  200             209
                                                                     -----------
    Total Switzerland                                                      2,411
                                                                     -----------
UNITED KINGDOM (7.8%)
  Abbey National                                          27,256             268
  Barclays Bank                                           17,967             216
  Bass                                                    21,609             228
  BAT                                                     48,527             414
  Blue Circle Industries                                  62,460             312
  British Gas                                             65,970             246

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  British Petroleum                                       75,001     $       590
  British Telecommunications                              73,145             422
  BTR                                                     65,934             337
  Cable & Wireless                                        29,090             202
  General Electric                                        72,344             351
  Glaxo Wellcome                                          37,081             495
  Grand Metropolitan                                      51,851             351
  Great Universal Stores                                  24,668             232
  Guinness                                                32,822             232
  Hanson                                                 128,670             385
  HSBC Holdings                                           27,525             409
  HSBC Holdings                                           16,541             251
  Imperial Chemical                                       15,754             183
  Marks & Spencer                                         64,361             437
  National Power                                          31,225             221
  Reuters Holdings                                        36,913             348
  RMC Group                                               12,844             204
  RTZ                                                     14,285             205
  Sainsbury                                               20,726             122
  Smithkline Beecham, CL A                                34,973             372
  Unilever                                                15,796             306
  Vodafone Group                                          33,305             119
                                                                     -----------
    Total United Kingdom                                                   8,458
                                                                     -----------
    Total Foreign Common Stocks
      (Cost $100,722,972)                                                103,009
                                                                     -----------
FOREIGN PREFERRED STOCK (1.4%)
AUSTRALIA (0.1%)
  News Corporation Pref                                   34,070             163
AUSTRIA (0.1%)
  Creditanstalt Bankverein Pref                            2,930             147
GERMANY (0.8%)
  RWE Pref                                                 1,098             313
  Sap Pref                                                 2,080             327
  Volkswagen Pref                                            647             151
                                                                     -----------
    Total Germany                                                            791
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 INTERNATIONAL EQUITY INDEX FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
ITALY (0.4%)
  Fiat Non-Convertible Pref                              106,000     $       176
  Fiat Pref                                              117,800             205
                                                                     -----------
    Total Italy                                                              381
                                                                     -----------
    Total Foreign Preferred Stock (Cost $1,434,521)
                                                                           1,482
                                                                     -----------
--------------------------------------------------------------------------------
                                                         FACE          MARKET
                                                        AMOUNT       VAOUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (4.0%)
UNITED STATES (4.0%)
  Highmark Money Market Fund                          $    4,369           4,369
                                                                     -----------
    Total Cash Equivalents
      (Cost $4,369,067)                                                    4,369
                                                                     -----------
    Total Investments (99.8%)
      (Cost $106,526,560)                                                108,860
                                                                     -----------
OTHER ASSETS AND LIABILITIES (0.2%)
  Other Assets and Liabilities, Net                                          234
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    10,034,157 outstanding shares of beneficial
    interest                                                              99,985
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    451,093 outstanding shares of beneficial
    interest                                                               4,493
--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on 66,380
    outstanding shares of beneficial interest                        $       686
  Accumulated net realized gain on investments                               781
  Accumulated net realized gain on foreign
    currency transactions                                                     28
  Undistibuted net investment income                                         796
  Net unrealized depreciation on foreign currency
    and translation of other assets and
    liabilities in foreign currency                                           (8)
  Net unrealized depreciation on investments                               2,333
                                                                     -----------
    Total Net Assets: (100.0%)                                           109,094
                                                                     -----------
  Net Asset Value, Offering Price, and Redemption
    Price Per Share -- Trust Class                                   $     10.34
                                                                     -----------
                                                                     -----------
  Net Asset Value and Redemption Price Per Share
    -- Investor Class                                                $     10.28
                                                                     -----------
                                                                     -----------
  Maximum Public Offering Price Per Share --
    Investor Class ($10.28/96.25%)                                   $     10.68
                                                                     -----------
                                                                     -----------
  Net Asset Value, Offering Price, and Redemption
    Price Per Share -- Flex Class(1)                                 $     10.29
                                                                     -----------
                                                                     -----------

(1) FLEX CLASS HAS A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.
*NON-INCOME PRODUCING SECURITY.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 SUNBELT EQUITY FUND

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (92.0%)
AEROSPACE & DEFENSE (1.3%)
  Tech-Sym*                                              107,791     $     3,221
  Tracor*                                                 79,636           1,204
                                                                     -----------
    Total Aerospace & Defense                                              4,425
                                                                     -----------
AIR TRANSPORTATION (4.5%)
  Atlantic Southeast Airlines                            173,473           4,554
  Comair Holdings                                        192,872           6,243
  Offshore Logistics*                                     79,635             956
  Southwest Airlines                                     127,103           3,178
                                                                     -----------
    Total Air Transportation                                              14,931
                                                                     -----------
APPAREL/TEXTILES (0.7%)
  Varsity Spirit                                         154,009           2,118
BANKS (1.9%)
  Cullen Frost Bankers                                    47,952           2,434
  First Tennessee National                                31,894           1,930
  Southern National                                       64,510           1,693
                                                                     -----------
    Total Banks                                                            6,057
                                                                     -----------
BUILDING & CONSTRUCTION (5.0%)
  American Buildings*                                     67,789           1,534
  Centex Construction Products                            95,584           1,338
  Centex*                                                 81,736           2,687
  Citation*                                              238,606           3,848
  Miller Industries*                                      98,945           2,152
  Redman Industries*                                     167,016           4,676
                                                                     -----------
    Total Building & Construction                                         16,235
                                                                     -----------
COMMUNICATIONS EQUIPMENT (2.4%)
  Dallas Semiconductor                                   153,398           3,298
  Union Switch & Signal*                                  72,273             506
  Worldcom*                                              122,004           3,965
                                                                     -----------
    Total Communications Equipment                                         7,769
                                                                     -----------
COMPUTER SOFTWARE & SERVICES (4.9%)
  Acxiom*                                                 42,368           1,218
  Cybex*                                                 118,126           2,215

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
  Dell Computer*                                         112,629     $     4,984
  Harbinger*                                              67,789           1,703
  Landmark Graphics*                                      50,842           1,017
  Tandy                                                   99,685           4,747
                                                                     -----------
    Total Computer Software & Services                                    15,884
                                                                     -----------
DATA COMMUNICATIONS (3.9%)
  Cadmus Communications                                   67,790           1,932
  Harris*                                                 89,356           5,149
  National Data                                          147,450           3,594
  Scientific-Atlanta                                     127,105           2,018
                                                                     -----------
    Total Data Communications                                             12,693
                                                                     -----------
ELECTRICAL TECHNOLOGY (1.7%)
  Kemet*                                                 177,984           5,429
ELECTRONICS (2.1%)
  Benchmark Electronics*                                 163,107           3,976
  PMT Services*                                          104,952           2,952
                                                                     -----------
    Total Electronics                                                      6,928
                                                                     -----------
ENVIRONMENTAL SERVICES (0.4%)
  U.S.A. Waste Services*                                  64,369           1,352
FINANCIAL SERVICES (0.9%)
  Amsouth Bancorporation                                  47,842           1,895
  Capital One Financial                                   39,868           1,007
                                                                     -----------
    Total Financial Services                                               2,902
                                                                     -----------
FOOD RETAIL (1.4%)
  Brown-Forman, CL B                                      79,637           3,036
  Flowers Industries                                     119,454           1,538
                                                                     -----------
    Total Food Retail                                                      4,574
                                                                     -----------
FUNERAL HOME SERVICES (0.4%)
  Service International                                   33,894           1,377
HOUSEHOLD PRODUCTS (2.0%)
  INBRAND*                                               369,329           6,463
INSURANCE (2.8%)
  Compdent*                                               56,514           1,964
  Jefferson-Pilot                                         25,420           1,805
  Midland Financial Group                                 84,505             972

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 SUNBELT EQUITY FUND --CONTINUED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
INSURANCE--CONTINUED
  Policy Management*                                      55,960     $     2,503
  Triad Guaranty*                                         73,177           1,976
                                                                     -----------
    Total Insurance                                                        9,220
                                                                     -----------
LUMBER & WOOD PRODUCTS (2.1%)
  Clayton Homes                                          122,035           3,418
  Oakwood Homes                                           59,740           2,449
  Palm Harbor Homes*                                      46,605             990
                                                                     -----------
    Total Lumber & Wood Products                                           6,857
                                                                     -----------
MACHINERY (2.2%)
  AVX*                                                    83,673           2,406
  Baldor Electric                                         98,552           2,230
  Greenfield Industries                                   82,798           2,545
                                                                     -----------
    Total Machinery                                                        7,181
                                                                     -----------
MARINE TRANSPORTATION (1.1%)
  Hornbeck Offshore Services*                            119,505           2,151
  Tidewater                                               48,478           1,388
                                                                     -----------
    Total Marine Transportation                                            3,539
                                                                     -----------
MEASURING DEVICES (2.7%)
  Input/Output*                                          178,801           8,247
  Roper Industries                                        13,556             481
                                                                     -----------
    Total Measuring Devices                                                8,728
                                                                     -----------
MEDICAL PRODUCTS & SERVICES (8.7%)
  Gulf South Medical Supply*                             191,688           4,601
  HEALTHSOUTH Rehabilitation*                             79,341           2,400
  Humana*                                                224,215           5,969
  Isolyser*                                              328,482           5,338
  Owen Healthcare*                                       211,840           4,608
  Phycor*                                                 63,882           2,859
  Quorum Health Group*                                   127,971           2,767
                                                                     -----------
    Total Medical Products & Services                                     28,542
                                                                     -----------
METALS (1.1%)
  Wolverine Tube*                                        103,557           3,508
--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
OIL AND GAS EQUIPMENT (5.4%)
  Anadarko Petroleum                                      42,368     $     2,039
  Baker Hughes                                            63,968           1,303
  Cairn Energy*                                           84,736           1,070
  Diamond Offshore Drilling*                              50,841           1,468
  Ensco International*                                    47,842             807
  Global Marine*                                         239,008           1,613
  Nuevo Energy*                                           93,209           2,074
  Pride Petroleum*                                       254,955           2,486
  Production Operators                                    72,204           2,202
  Sonat Offshore Drilling                                 42,368           1,462
  Stone Energy*                                           82,873           1,119
                                                                     -----------
    Total Oil and Gas Equipment                                           17,643
                                                                     -----------
PAPER & PAPER PRODUCTS (1.4%)
  Rock-Tenn, CL A                                        160,786           2,573
  Sonoco Products                                         85,683           2,142
                                                                     -----------
    Total Paper & Paper Products                                           4,715
                                                                     -----------
PROFESSIONAL SERVICES (4.8%)
  Accustaff*                                             118,172           3,545
  Blount, CL A                                           300,165           9,042
  Medaphis*                                               25,497             829
  Norrell                                                 79,636           2,220
                                                                     -----------
    Total Professional Services                                           15,636
                                                                     -----------
REAL ESTATE (1.3%)
  Beazer Homes*                                           84,736           1,631
  Felcor Suite Hotels                                     95,234           2,762
                                                                     -----------
    Total Real Estate                                                      4,393
                                                                     -----------
REPAIR SERVICES (0.5%)
  Central Parking*                                        46,012           1,265
  Treadco                                                 51,003             319
                                                                     -----------
    Total Repair Services                                                  1,584
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
RESTAURANT/LODGING (5.3%)
  Equity Inns                                            236,126     $     2,715
  Longhorn Steaks*                                        84,736           1,377
  O'Charleys*                                            183,802           2,160
  Outback Steakhouse*                                    123,340           4,502
  Promus Hotel*                                          159,372           3,526
  Ryans Family Steakhouses*                              239,008           1,763
  Winston Hotels                                         105,382           1,251
                                                                     -----------
    Total Restaurant/Lodging                                              17,294
                                                                     -----------
RETAIL (12.3%)
  Apple South                                            141,802           2,978
  Autozone*                                               84,735           2,468
  Big B                                                  203,099           2,056
  Books-A-Million*                                       258,164           3,711
  Claire's Stores                                        175,264           3,418
  Discount Auto Parts*                                   199,129           5,526
  Dollar General                                         110,157           2,988
  Family Dollar Stores                                   146,324           2,250
  Food Lion                                              239,009           1,419
  Friedman's, CL A*                                      134,714           3,132
  Lowe's                                                  91,515           2,883
  Pier 1 Imports                                         144,206           1,568
  Sonic*                                                 104,654           2,302
  Sports & Recreation*                                   264,642           1,852
  Stein Mart*                                            119,504           1,501
                                                                     -----------
    Total Retail                                                          40,052
                                                                     -----------
STEEL & STEEL WORKS (0.7%)
  IMCO Recycling                                         100,597           2,276
TRUCKING (3.3%)
  Allied Holdings*                                       169,336           1,693
  American Freightways*                                  416,809           5,680
  MTL*                                                    76,576           1,005
  U.S.A. Truck*                                          211,918           2,331
                                                                     -----------
    Total Trucking                                                        10,709
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                        SHARES       VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE (2.8%)
  Kent Electronics*                                       76,033     $     4,125
  Watsco                                                 125,506           2,071
  World Fuel Services                                    209,824           2,990
                                                                     -----------
    Total Wholesale                                                        9,186
                                                                     -----------
Total Common Stock
   (Cost $261,301,506)                                                   300,200
                                                                     -----------
PREFERRED STOCKS (0.8%)
INSURANCE (0.8%)
  United Companies Financial,
    6.75%, CV to 1.653 shares                             45,758           2,648
                                                                     -----------
Total Preferred Stocks
   (Cost $2,448,053)                                                       2,648
                                                                     -----------
--------------------------------------------------------------------------------
                                                      FACE AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (4.9%)
  HEALTHSOUTH Rehabilitation, convertible to
    26.5781 shares
    5.000%, 04/01/01                                  $    3,305           5,305
  Medaphis, convertible to 35.7140 shares
    6.500%, 01/01/00                                       2,731           6,274
  Sterling Software, convertible to 35.2734 shares
    5.750%, 02/01/03                                       2,118           4,342
                                                                     -----------
Total Convertible Bonds
   (Cost $12,036,585)                                                     15,921
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 SUNBELT EQUITY FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.3%)
  Swiss Bank
    5.85%, dated 11/30/95, matures 12/01/95,
    repurchase price $7,342,100 (collateralized by
    various United States Treasury Obligations,
    total par value $7,705,000, 0.00%-7.625%,
    05/30/96-02/15/25, total market value
    $7,490,904)                                       $    7,341     $     7,341
                                                                     -----------
Total Repurchase Agreement
   (Cost $7,340,897)                                                       7,341
                                                                     -----------
Total Investments (100.0%)
   (Cost $283,127,041)                                                   326,110
                                                                     -----------
OTHER ASSETS AND LIABILITIES (0.0%)
Total Other Assets and Liabilities                                            19
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    25,629,447 outstanding shares of beneficial
    interest                                                             251,650
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    2,117,748 outstanding shares of beneficial
    interest                                                              20,798
--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on 97,446
    outstanding shares of beneficial interest                        $     1,096
  Accumulated net investment loss                                           (441)
  Undistributed net realized gain on investments                          10,043
  Unrealized appreciation on investments                                  42,983
                                                                     -----------
Total Net Assets: (100.0%)                                           $   326,129
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
   Price Per Share -- Trust Shares                                   $     11.72
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
   Investor Shares                                                   $     11.62
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
   Investor Shares ($11.62 DIVIDED BY 96.25%)                        $     12.07
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
   Flex Shares(1)                                                    $     11.67
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
CL -- CLASS
CV -- CONVERTIBLE SECURITY

  *NON-INCOME PRODUCING SECURITY.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 INVESTMENT GRADE TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (93.8%)
ARIZONA (1.4%)
  Maricopa County, Mesa Uni School District Number
    4, Ser D, GO, Pre-Refunded 07/01/98 @ 101
    (AMBAC)
    6.000%, 07/01/01                                  $     1,000    $     1,058
    6.125%, 07/01/02                                        1,050          1,113
                                                                     -----------
    Total Arizona                                                          2,171
                                                                     -----------
COLORADO (1.5%)
  Highlands Ranch Metropolitan District Number 1,
    GO,
    Pre-Refunded 09/01/02 @ 103 (MBIA)
    7.300%, 09/01/12                                        2,000          2,368
FLORIDA (7.1%)
  Dade County, Water And Sewer Systems RB, (FGIC)
    6.250%, 10/01/08                                        1,000          1,114
    6.250%, 10/01/10                                        1,000          1,104
  Duval County School District, GO (AMBAC)
    5.800%, 08/01/01                                        5,160          5,559
  Okeechobee Correctional Facility, COP (AMBAC)
    5.800%, 03/01/03                                        1,000          1,080
  Volusia County School Board, Florida Master
    Lease Program, COP, Pre-Refunded 08/01/01 @
    102 (FSA)
    6.625%, 08/01/06                                        2,000          2,268
                                                                     -----------
    Total Florida                                                         11,125
                                                                     -----------
GEORGIA (3.3%)
  Cobb County School District, GO, Callable
    02/01/03 @ 103, 02/01/05 @ 100
    4.750%, 02/01/07                                        2,750          2,715

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Downtown Savannah Authority, Chatham County
    Detention, Ser A, RB, Pre-Refunded 01/01/99 @
    102
    6.400%, 01/01/01                                  $     1,415    $     1,534
  State Municipal Electric Authority Power, Ser C,
    RB (GOP)
    5.350%, 01/01/05                                        1,000          1,023
                                                                     -----------
    Total Georgia                                                          5,272
                                                                     -----------
HAWAII (0.6%)
  Honolulu City and County,
    Ser A, GO (MBIA)
    5.100%, 11/01/08                                        1,000          1,003
ILLINOIS (8.0%)
  Cook County, Community College District Number
    508, COP (MBIA)
    7.700%, 12/01/07                                       10,150         12,548
IOWA (0.7%)
  Le Claire, Electric Authority, RB, ETM,
    Mandatory Put 09/01/96 @ 100
    4.125%, 09/01/26                                        1,190          1,195
LOUISIANA (4.9%)
  New Orleans, GO, (AMBAC)
    6.500%, 10/01/01                                        7,000          7,761
MICHIGAN (2.0%)
  Detriot, Sewer Disposal, Ser B, RB (MBIA)
    6.000%, 07/01/09                                        1,205          1,304
  Detroit, Sewer Disposal, Ser A, RB (MBIA)
    4.700%, 07/01/03                                        1,810          1,794
                                                                     -----------
    Total Michigan                                                         3,098
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 INVESTMENT GRADE TAX EXEMPT BOND FUND --CONTINUED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
MISSOURI (3.9%)
  State, Third Street Building, Ser A, GO,
    Callable 08/01/02 @ 100
    5.000%, 08/01/10                                  $     6,255    $     6,216
NEW MEXICO (2.4%)
  Albuquerque, Water And Sewer Systems, RB
    6.000%, 07/01/06                                        1,500          1,629
    6.000%, 07/01/07                                          975          1,057
  Los Alamos County, Utility System Authority, RB
    (FSA)
    5.125%, 07/01/00                                        1,000          1,034
                                                                     -----------
    Total New Mexico                                                       3,720
                                                                     -----------
NEW YORK (15.4%)
  Metropolitan Transportation Authority, Ser K,
    RB, Pre-Refunded 07/01/00 @ 101.50 (MBIA)
    7.875%, 07/01/17                                        5,000          5,819
  Metropolitan Transportation Authority, Ser K,
    RB, Pre-Refunded 07/01/02 @ 101.50
    6.625%, 07/01/14                                        5,000          5,688
  State Transportation Highway Authority, Local
    Highway And Bridges, RB
    5.400%, 04/01/03                                        6,195          6,333
  State Transportation Highway Authority, Local
    Highway And Bridges, RB, Callable 04/01/05 @
    102
    5.900%, 04/01/07                                        4,060          4,222
  State, Ser C, GO, Callable 10/01/05 @ 101
    6.000%, 10/01/06                                        2,000          2,180
                                                                     -----------
    Total New York                                                        24,242
                                                                     -----------
--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA (7.0%)
  Bucombe County, GO
    5.100%, 03/01/07                                  $     3,000    $     3,068
  Medical Care Community Hospital, Gaston Memorial
    Hospital Project, RB (AMBAC)
    5.000%, 02/15/05                                        2,000          2,025
    5.125%, 02/15/06                                        1,025          1,040
    5.250%, 02/15/07                                        1,130          1,151
  Pitt County Memorial Hospital, RB, Callable
    12/01/05 @ 102, 12/01/07 @ 100
    5.200%, 12/01/08                                        3,635          3,671
                                                                     -----------
    Total North Carolina                                                  10,955
                                                                     -----------
OHIO (0.7%)
  Franklin County Hospital, Riverside Unlimited,
    Ser B, RB, Pre-Refunded 05/01/00 @ 102
    7.600%, 05/15/20                                        1,000          1,149
OKLAHOMA (1.8%)
  Grand River Dam Authority, RB (AMBAC)
    6.250%, 06/01/11                                        2,520          2,838
PUERTO RICO (12.9%)
  Commonwealth Highway And Transportation
    Authority, Ser S, RB, Pre-Refunded 07/01/02 @
    101.50
    6.500%, 07/01/22                                       10,350         11,722
  Commonwealth Public Improvements, GO,
    Pre-Refunded 07/01/02 @ 101.05
    6.800%, 07/01/02                                        5,000          5,750

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
PUERTO RICO--CONTINUED
  Electric And Power Authority, Ser K, RB,
    Pre-Refunded 07/01/97 @ 102
    9.250%, 07/01/06                                  $     2,500    $     2,756
                                                                     -----------
    Total Puerto Rico                                                     20,228
                                                                     -----------
SOUTH CAROLINA (0.7%)
  Charleston, Waterworks And Sewer Authority, RB,
    Pre-Refunded 01/01/98 @ 100
    7.200%, 01/01/19                                        1,000          1,064
TENNESSEE (3.7%)
  Johnson City, Health And Educational Authority,
    RB
    Pre-Refunded 07/01/01 @ 102 (MBIA)
    6.750%, 07/01/16                                        5,080          5,759
TEXAS (6.7%)
  Houston, Hotel Occupancy, RB (FSA)
    6.000%, 07/01/03                                        3,000          3,255
  North Central, Health Facility Development
    Corporation, Presbeteryian Medical Center, RB
    (MBIA)
    3.850%, 12/01/15 (A)                                      100            100
  State Tax And Revenue, Ser A, AN
    4.750%, 08/30/96                                        6,000          6,058
  State Water Developement, Ser A & C, RB
    6.500%, 08/01/05                                        1,000          1,150
                                                                     -----------
    Total Texas                                                           10,563
                                                                     -----------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
WASHINGTON (4.0%)
  State, Ser R-96B, GO, Callable 07/01/06 @ 100
    5.000%, 07/01/08                                  $     1,400    $     1,365
    5.000%, 07/01/09                                        2,000          1,928
  Tacoma, Department of Public Utilities And
    Light, RB, Callable 01/01/96 @ 102
    9.000%, 01/01/00                                        1,000          1,024
  Tacoma, Department of Public Utilities And
    Light, RB, Callable 07/01/96 @ 102
    8.600%, 01/01/97                                        2,000          2,047
                                                                     -----------
    Total Washington                                                       6,364
                                                                     -----------
WISCONSIN (5.1%)
  State Health And Educational Facilities
    Authority, Felician Health Care Incorporated,
    RB
    3.750%, 01/01/19 (A) (B)                                8,000          8,000
Total Municipal Bonds
  (Cost $145,107,881)                                                    147,639
                                                                     -----------
CASH EQUIVALENTS (8.5%)
  AIM Management Institutional Tax-Free Money
    Market                                                  5,612          5,612
  SEI Institutional Tax-Exempt Money Market                 7,799          7,799
                                                                     -----------
Total Cash Equivalents
  (Cost $13,410,788)                                                      13,411
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 INVESTMENT GRADE TAX EXEMPT BOND FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
Total Investments (102.3%)
  (Cost $158,518,669)                                                $   161,050
OTHER ASSETS AND LIABILITIES (-2.3%)
Investment Securities Purchased                                          (11,927)
Other Assets and Liabilities, Net                                          8,241
                                                                     -----------
Total Other Assets and Liabilities                                        (3,686)
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    9,650,480 outstanding shares of beneficial
    interest                                                             106,438
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    3,577,806 outstanding shares of beneficial
    interest                                                              38,820
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on
    368,430 outstanding shares of beneficial
    interest                                                               4,167
  Undistributed net investment income                                          4
  Undistributed net realized gain on investments                           5,403
  Unrealized appreciation on investments                                   2,532
                                                                     -----------
Total Net Assets: (100.0%)                                           $   157,364
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, Offering Price, and Redemption
  Price Per Share -- Trust Shares                                    $     11.57
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor
  Shares                                                             $     11.58
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares ($11.58 DIVIDED BY 96.25%)                         $     12.03
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares (1)                                                    $     11.58
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.

(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1995.
(B) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR BANK.
AN -- ANTICIPATION NOTE
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SER -- SERIES

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS NOTED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GOP -- GENERAL OBLIGATION OF PARTICIPANTS
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 FLORIDA TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (89.7%)
FLORIDA (80.5%)
  Dade County, Aviation Revenue, Ser A, RB,
    Callable 10/01/05 @ 102 (AMBAC)
    6.000%, 10/01/09                                  $      500     $       533
  Dade County, Aviation Revenue, Ser E, RB (AMBAC)
    5.500%, 10/01/10                                       1,070           1,095
  Dade County, Guaranteed Revenue, RB, ETM
    5.800%, 02/01/08                                         500             545
  Dade County, Seaport Revenue, RB (MBIA)
    6.200%, 10/01/07                                         750             822
    6.200%, 10/01/08                                         750             819
  Dade County, Water & Sewer Revenue, RB (FGIC)
    6.250%, 10/01/09                                         750             833
  Deerfield Beach, Water & Sewer Revenue, RB
    (FGIC)
    6.125%, 10/01/06                                         250             278
  Florida Keys, Aqueduct Authority Revenue, RB,
    Pre-Refunded 09/01/01 @ 101 (AMBAC)
    6.750%, 09/01/21                                         170             192
  Gulf Breeze, Local Government Lien, Ser B, RB,
    Mandatory Tender 12/01/08 (FGIC)
    5.650%, 12/01/15                                         460             483
  Gulf Breeze, Local Government Lien, Ser B, RB,
    Mandatory Tender 12/01/09 (FGIC)
    5.750%, 12/01/15                                         410             429
  Hillsborough County, Capital Improvement
    Revenue, RB (FGIC)
    5.900%, 08/01/04                                         300             331

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Hillsborough County, Tampa Port Authority, RB,
    ETM, Callable 06/01/05 @ 102 (FSA)
    5.600%, 06/01/07 (A)                              $      500     $       522
  Hillsborough County, University Community
    Hospital, RB (MBIA)
    6.500%, 08/15/19                                         145             164
  Indian Trace Community, Water Management Split
    Benefit, Ser A-1, RB, Callable 05/01/05 @ 102
    (MBIA)
    5.500%, 05/01/07                                         455             478
  Jacksonville, Electric Authority Revenue, Ser
    3B, RB
    5.250%, 10/01/19                                       1,125           1,081
  Jacksonville, Electric Authority Revenue, St
    John's River Project, Ser 5, GO
    5.250%, 10/01/18                                         250             242
  Jacksonville, Sales Tax Revenue, River City
    Renaisssance Project, RB (FGIC)
    5.500%, 10/01/10                                       1,160           1,186
  Key West, Sewer Revenue, Ser A, RB, Pre-Refunded
    10/01/96 @ 103 (FGIC)
    7.125%, 10/01/26                                         500             529
  Lakeland, Electric & Water Revenue, RB
    6.650%, 10/01/98                                         100             107
  Lee County, Local Optional Gas Tax Revenue, RB,
    Callable 10/01/05 @ 102; 10/01/07 @ 100 (FGIC)
    5.300%, 10/01/08                                         740             765
  North Broward, Hospital District Revenue, RB
    (MBIA)
    5.950%, 01/01/01                                       1,000           1,070

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 FLORIDA TAX-EXEMPT BOND FUND --CONTINUED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
FLORIDA--CONTINUED
  Orange County, Health Facilities Authority
    Revenue, Pre-Refunded Municipal Certificates,
    RB, ETM
    5.700%, 10/01/12                                  $      500     $       527
  Orange County, Public Facilities Revenue, Ser A,
    RB, Callable 10/01/04 @ 102; 10/01/06 @ 100
    (AMBAC)
    5.650%, 10/01/07                                         200             214
Orlando, Community Water & Electric Revenue, RB,
  ETM
  9.625%, 10/01/03                                           450             600
  Orlando, Community Water & Electric Revenue, Ser
    D, RB
    6.750%, 10/01/17                                         500             589
  Palm Beach, Health Facilities Revenue, JFK
    Medical Center Project, RB, Pre-Refunded
    12/01/03 @ 102 (FSA)
    5.750%, 12/01/14                                         275             302
  Pinellas County, Morton Plant Health Systems
    Project, RB, Callable 11/15/03 @ 102; 11/15/05
    @ 100 (MBIA)
    5.500%, 11/15/08                                       1,500           1,551
  Plant City, Utility System Revenue, RB, Callable
    10/01/04 @ 101 (MBIA)
    6.000%, 10/01/15                                         400             431
  Reedy Creek, Utility Revenue, Ser 1991-1, RB,
    Pre-Refunded 10/01/01 @ 101 (MBIA)
    6.250%, 10/01/11                                         240             266
  Sarasota-Manatee, Sarasota-Manatee Airport
    Authority, Ser B, Callable 08/01/96 @ 102
    7.700%, 08/01/06                                         200             209
--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
South Miami, Health Facilities Revenue, Baptist
  Health Systems, RB, Callable 10/01/05 @ 102;
  10/01/07 @ 100 (MBIA)
  5.250%, 10/01/09                                    $    1,000     $       995
  State Board of Education Capital Outlay, RB
    6.600%, 06/01/98                                         125             133
  State Board of Education Capital Outlay, Ser B,
    GO, Callable 06/01/02 @ 101; 06/01/03 @ 100
    5.900%, 06/01/12                                         450             465
  State Board of Education Capital Outlay, Ser B,
    GO, Pre-Refunded 06/01/97 @ 102
    7.750%, 06/01/16                                         425             457
  State Board of Education Capital Outlay, Ser B,
    RB, Callable 06/01/02 @ 101; 06/01/03 @ 100
    6.000%, 06/01/15                                         170             176
  State Board of Education, Ser C, GO, ETM,
    Pre-Refunded 06/01/96 @ 102
    7.100%, 06/01/96                                         190             197
  State Department of Natural Resources,
    Preservation 2000, Ser A, RB (AMBAC)
    5.300%, 07/01/04                                         460             480
  State Department of Natural Resources,
    Preservation 2000, Ser A, RB, Callable
    07/01/01 @ 102 (AMBAC)
    6.750%, 07/01/06                                          80              91
  State Municipal Power Agency, St. Lucie Project,
    RB, Callable 10/01/02 @ 102; 10/01/04 @ 100
    (FGIC)
    5.250%, 10/01/21                                         200             195

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
FLORIDA--CONTINUED
  State Pollution Control, Ser N, GO, Callable
    07/01/96 @ 102
    8.000%, 07/01/97                                  $      420     $       428
  State Transportation Authority, GO, Pre-Refunded
    01/01/98 @ 102
    9.200%, 01/01/09                                         500             561
  State Transportation Authority, GO, Pre-Refunded
    07/01/00 @ 102
    7.375%, 07/01/11                                         100             115
  State Turnpike Authority Revenue, Ser A, RB,
    Pre-Refunded 07/01/02 @ 101 (FGIC)
    6.350%, 07/01/22                                         970           1,084
                                                                     -----------
    Total Florida                                                         22,570
                                                                     -----------
PUERTO RICO (9.2%)
  Commonwealth Highway & Transportation Authority
    Revenue, RB, Callable 07/01/03 @ 101.5
    5.250%, 07/01/21                                         500             469
  Commonwealth, GO, Pre-Refunded 07/01/98 @ 102
    8.000%, 07/01/06                                         500             558
  Electric Power Authority Revenue, Ser S, RB
    5.500%, 07/01/00                                         200             210

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Public Buildings Authority Revenue, Guaranteed
    Government Facilities, Ser A, RB (AMBAC)
    6.250%, 07/01/14                                  $      750     $       840
  Public Buildings Authority Revenue, Public
    Education and Health Facilaties, RB
    5.300%, 07/01/03                                         475             491
                                                                     -----------
    Total Puerto Rico                                                      2,568
                                                                     -----------
Total Municipal Bonds
  (Cost $24,160,175)                                                      25,138
                                                                     -----------
CASH EQUIVALENTS (9.0%)
  AIM Management Institutional Tax-Exempt Money
    Market Portfolio                                       1,370           1,370
  SEI Institutional Tax-Exempt Money Market
    Portfolio                                              1,164           1,164
                                                                     -----------
Total Cash Equivalents
  (Cost $2,533,884)                                                        2,534
                                                                     -----------
Total Investments (98.7%)
  (Cost $26,694,059)                                                      27,672
                                                                     -----------
OTHER ASSETS AND LIABILITIES (1.3%)
Total Other Assets and Liabilities                                           374
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 FLORIDA TAX-EXEMPT BOND FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    2,077,689 outstanding shares of beneficial
    interest                                                         $    20,819
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    403,383 outstanding shares of beneficial
    interest                                                               4,005
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on
    202,799 outstanding shares of beneficial
    interest                                                               2,078
  Undistributed net investment income                                          1
  Undistributed net realized gain on investments                             165
  Unrealized appreciation on investments                                     978
                                                                     -----------
Total Net Assets: (100.0%)                                           $    28,046
                                                                     -----------
                                                                     -----------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Net Asset Value, Offering Price, and Redemption
  Price Per Share -- Trust Shares                                    $     10.45
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                    $     10.45
                                                                     -----------
                                                                     -----------
Maximun Public Offering Price Per Share --
  Investor Shares ($10.45 DIVIDED BY 96.25%)                         $     10.86
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                     $     10.47
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.

(A) INCOME ON BOND MAY BE SUBJECT TO ALTERNATIVE MINIMUM TAX.

ETM -- ESCROWED TO MATURITY
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SER -- SERIES

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS NOTED IN THE SCHEDULE OF INVESTMENTS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 TENNESSEE TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (88.7%)
TENNESSEE (71.6%)
  Chattanooga, GO, Callable 02/01/02 @ 102;
    02/01/04 @ 100
    5.500%, 02/01/09                                  $       50     $       51
  Chattanooga, GO, Callable 08/01/02 @ 102
    5.900%, 08/01/05                                          50             54
  Chattanooga, Health Facilities Board, Memorial
    Hospital Project, Ser A, RB (MBIA)
    6.300%, 09/01/05                                          20             22
  Chattanooga-Hamilton County, Erlanger Medical
    Center, RB (FSA)
    5.600%, 10/01/08                                          50             52
  Hamilton County, GO, Callable 07/01/04 @ 102;
    07/01/06 @ 100
    5.500%, 07/01/08                                         100            103
  Harpeth Valley, Utility District, RB, Callable
    09/01/03 @ 102; 09/01/05 @ 100
    5.625%, 09/01/07                                         100            106
  Johnson City, Water & Sewer Regulation System,
    GO, Callable 05/01/04 @ 102; 05/01/06 @ 100
    (AMBAC)
    5.800%, 05/01/09                                         100            105
  Kingsport, GO
    5.500%, 09/01/02                                          50             53
  Knox County, First Utility District Sewer
    Revenue, RB, ETM
    7.250%, 12/01/05                                          55             66

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Knox County, Health Facilities Board, Mercy
    Health Systems, Ser B, RB, Callable 09/01/05 @
    100 (AMBAC)
    5.875%, 09/01/15                                  $       50     $       51
  Knoxville, Natural Gas Revenue, Ser E, Callable
    03/01/03 @ 100
    5.900%, 03/01/10                                         100            103
  Madison County, Ser A, GO, Callable 08/01/01 @
    102; 08/01/03 @ 100
    6.000%, 08/01/05                                          40             43
  Madison County, Water Revenue, RB, Callable
    02/01/08 @ 100 (MBIA)
    5.500%, 02/01/09                                         250            257
  Memphis-Shelby County, Airport Authority, RB,
    Callable 09/01/05 @ 100 (MBIA)
    5.550%, 09/01/08                                          50             52
  Memphis-Shelby County, Airport Authority, Ser B,
    RB (MBIA)
    6.500%, 02/15/09                                          85             94
  Metro Government, Nashville & Davidson County,
    Convention Center Project, GO, ETM
    6.250%, 03/01/10                                         200            224
  Metro Government, Nashville & Davidson County,
    Correctional Facility Improvements, RB,
    Callable 09/01/01 @ 102
    7.000%, 09/01/11                                         100            111

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 TENNESSEE TAX-EXEMPT BOND FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
TENNESSEE--CONTINUED
  Metro Government, Nashville & Davidson County,
    Electric Revenue, RB, ETM
    6.000%, 07/01/04                                  $      100     $      110
  Metro Government, Nashville & Davidson County,
    Vanderbilt University Hospital, RB, ETM
    6.100%, 07/01/10                                         100            113
  Metro Government, Nashville & Davidson County,
    Water & Sewer, RB, Callable 01/01/02 @ 102
    (AMBAC)
    5.900%, 01/01/07                                         100            106
  Shelby County, School Boards, GO, Callable
    03/01/02 @ 101; 03/01/06 @ 100
    5.800%, 03/01/10                                         300            308
  Shelby County, Ser A, GO
    5.500%, 03/01/10                                         300            307
  State Housing Development Agency, Ser A, RB
    (AMBAC)
    6.550%, 01/01/08                                          50             53
  State Local Development Authority, State Loan
    Program, Ser A, RB, Callable 03/01/01 @ 102
    7.000%, 03/01/12                                          50             55
  State Metropolitan Nashville Airport, Ser B, RB,
    Pre-Refunded 07/01/01 @ 102 (FGIC)
    7.750%, 07/01/06                                         100            118
  State School Board Authority, Higher Education
    Facilities, Ser A, RB, Callable 05/01/02 @
    101.5
    5.800%, 05/01/04                                         150            162
  State Ser A, GO, Callable 03/01/04 @ 101.5
    5.500%, 03/01/09                                          50             52
--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  State Ser A, GO, Callable 07/01/02 @ 101.5
    5.500%, 07/01/11                                  $       50     $       51
  Sullivan County, Health Facilities Board,
    Holston Valley Health, RB, Callable 02/15/03 @
    102 (MBIA)
    5.750%, 02/15/13                                          50             51
  Williamson County, Rural School, GO, Callable
    09/01/06 @ 100
    5.400%, 09/01/07                                          50             52
                                                                     -----------
    Total Tennessee                                                       3,085
                                                                     -----------
PUERTO RICO (17.1%)
  Commonwealth, GO, Callable 07/01/03 @ 101.5;
    07/01/00 @ 100 (MBIA)
    5.500%, 07/01/13                                         175            177
  Commonwealth, GO, Pre-Refunded 07/01/98 @ 102
    8.000%, 07/01/06                                         500            558
                                                                     -----------
    Total Puerto Rico                                                       735
                                                                     -----------
Total Municipal Bonds
  (Cost $3,677,079)                                                       3,820
                                                                     -----------
REPURCHASE AGREEMENTS (0.9%)
  Lehman Brothers
    5.420%, dated 11/30/95, matures 12/01/95,
    repurchase price $37,804 (collateralized by
    United States Treasury Bond, par value
    $32,068, 8.00%, 11/15/21, market value
    $38,890)                                                  38             38
                                                                     -----------
Total Repurchase Agreements
  (Cost $37,798)                                                             38
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (9.2%)
  AIM Management Institutional Tax-Exempt Money
    Market Portfolio                                  $      206     $      206
  SEI Institutional Tax-Exempt Money Market
    Portfolio                                                189            189
                                                                     -----------
Total Cash Equivalents (Cost $394,664)                                      395
                                                                     -----------
Total Investments (98.8%)
  (Cost $4,109,541)                                                       4,253
                                                                     -----------
OTHER ASSETS AND LIABILITIES (1.2%)
Total Other Assets and Liabilities                                           54
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    186,287 outstanding shares of beneficial
    interest                                                              1,735
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    137,502 outstanding shares of beneficial
    interest                                                              1,300
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on
    119,647 outstanding shares of beneficial
    interest                                                              1,135
  Accumulated net investment loss                                            (1 )
  Accumulated net realized loss on investments                               (5 )
  Unrealized appreciation on investments                                    143
                                                                     -----------
Total Net Assets: (100.0%)                                           $    4,307
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption
  Price Per Share -- Trust Shares                                    $     9.70
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                    $     9.73
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares ($9.73 DIVIDED BY 96.25%)                          $    10.11
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                     $     9.71
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
ETM -- ESCROWED TO MATURITY
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SER -- SERIES

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS NOTED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE

MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 GEORGIA TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.2%)
GEORGIA (95.2%)
  Albany-Dougherty County Hospital Authority,
    Anticipation Certificates, Ser B, RB, Pre-
    Refunded 09/01/00 @ 102 (AMBAC)
    7.500%, 09/01/20                                  $      255     $       295
  Alpharetta, Ser A, GO, Callable
    05/01/04 @ 102
    5.550%, 05/01/11                                         700             719
  Athens, Water & Sewer Revenue, RB, ETM
    5.700%, 07/01/00                                         165             175
  Atlanta, Airport Facility, RB
    6.300%, 01/01/07                                         500             500
  Augusta, Water And Sewer, RB, Callable 05/01/02
    @ 102
    6.200%, 05/01/03                                         130             141
  Bibb County, GO
    7.000%, 01/01/04                                         485             559
  Cherokee County, School District, GO, Callable
    06/01/02 @ 102
    6.375%, 06/01/07                                         605             657
  Cobb County, GO
    5.000%, 02/01/03                                         500             517
  Cobb County, School District, GO
    4.750%, 02/01/07                                         400             395
  Columbus, Water & Sewer, RB (FGIC)
    6.300%, 05/01/07                                         300             329
  Dalton, Building Authority Revenue, Ser B, RB,
    Callable 07/01/02 @ 101
    5.250%, 07/01/09                                         215             215
  Dalton-Whitfield County Hospital Authority,
    Anticipation Certificates, RB, Pre-Refunded
    07/01/00 @ 102
    7.000%, 07/01/03                                         355             401

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Dekalb County, Development Authority, Emory
    University Project, Ser A, RB
    5.375%, 11/01/05                                  $      650     $       683
  Dekalb County, Jail Building, GO, Pre-Refunded
    01/01/02 @ 102
    6.350%, 01/01/05                                         510             569
  Dekalb County, Unlimited Tax, GO, Callable
    01/01/02 @102
    5.500%, 01/01/04                                         600             641
  Dekalb County, Water And Sewer Revenue, RB
    5.125%, 10/01/11                                         750             739
    5.125%, 10/01/14                                         455             443
  Douglas County, School District, GO (MBIA)
    5.500%, 01/01/08                                         170             176
    5.700%, 01/01/10                                         900             941
  Fayette County, School District, GO
    6.250%, 03/01/07                                         450             507
  Fayette County, Water Revenue, RB, ETM
    8.550%, 10/01/01                                         300             364
  Floyd County Hospital Authority, Anticipation
    Certificates, Floyd Medical Center, RB,
    Callable 07/01/03 @ 102 (FGIC)
    5.200%, 07/01/11                                         220             216
  Fulton County Hospital Authority, Anticipation
    Certificates, Northside Hospital, Project B,
    RB, Pre-Refunded 10/01/02 @ 102
    6.625%, 10/01/16                                         575             656
  Gwinnett County, School District, Ser B, GO
    6.400%, 02/01/07                                       1,000           1,120
  Hall County, School District, GO
    6.300%, 12/01/05                                         675             744
  Henry County Water And Sewer Authority, RB
    4.700%, 02/01/04                                         120             118

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
GEORGIA--(CONTINUED)
  Henry County, School District, GO
    6.300%, 08/01/08                                  $      300     $       330
  Henry County, School District, GO (MBIA)
    5.500%, 08/01/01                                         350             369
  Housing & Finance Authority For Single Family
    Mortgage, Ser B, RB
    5.550%, 12/01/07                                         550             564
  Medical Center Hospital Authority, Columbus
    Regional Healthcare System
    6.000%, 08/01/06                                       1,000           1,079
  Paulding County School District, Ser A, GO
    6.625%, 02/01/08                                         500             564
  Private Colleges & Universities Authority, Agnes
    Scott College Project, RB, Callable 06/01/03 @
    102
    5.150%, 06/01/07                                         175             177
  Private Colleges & Universities Authority, Emory
    University Project, Ser C, RB, Callable
    10/01/02 @ 102 (GOI)
    5.900%, 10/01/04                                         305             332
  Private Colleges & Universities Authority,
    Spelman College Project, RB, Callable 06/01/04
    @ 102 (FGIC)
    6.000%, 06/01/09                                         475             506
  Rockdale County, School District, GO, Callable
    01/01/03 @ 102
    5.250%, 01/01/10                                         295             294
  Rockdale County, School District, GO,
    Pre-Refunded 01/01/99 @ 102
    6.400%, 01/01/05                                         150             162
  Savannah Economic Development Authority, Hershey
    Foods Corporation, RB
    6.600%, 06/01/12                                         500             543

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Savannah Economic Development Authority, Union
    Camp Corporation Project, RB
    5.200%, 09/01/04                                  $      500     $       518
  Savannah Resource Recovery Development
    Authority, Savannah Energy System Company
    Project, RB, Callable 12/01/01 @ 101
    6.300%, 12/01/06                                         335             358
  State General Obligation, Ser B, Pre-Refunded
    07/01/99 @ 102
    6.800%, 07/01/06                                         460             507
  Vidalia Water & Sewer, RB, ETM
    6.000%, 07/01/07                                         605             666
                                                                     -----------
    Total Georgia                                                         19,789
                                                                     -----------
Total Municipal Bonds
    (Cost $19,285,972)                                                    19,789
                                                                     -----------
CASH EQUIVALENTS (5.4%)
  AIM Management Institutional Tax-Free Money
    Market Portfolio                                         165             165
  SEI Institutional Tax-Exempt Money Market
    Portfolio                                                951             951
                                                                     -----------
Total Cash Equivalents
    (Cost $1,116,154)                                                      1,116
                                                                     -----------
Total Investments (100.6%)
    (Cost $20,402,126)                                                    20,905
                                                                     -----------
OTHER ASSETS AND LIABILITIES (-0.6%)
Total Other Assets and Liabilities                                          (123)
                                                                     -----------
NET ASSETS:
  Fund shares of the Trust Class (unlimited
    authorization -- no par value) based on
    1,526,756 outstanding shares of beneficial
    interest                                                              14,580
  Fund shares of the Investor Class (unlimited
    authorization -- no par value) based on
    350,007 outstanding shares of beneficial
    interest                                                               3,413

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 GEORGIA TAX-EXEMPT BOND FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
  Fund shares of the Flex Class (unlimited
    authorization -- no par value) based on
    230,189 outstanding shares of beneficial
    interest                                                         $     2,217
  Undistributed net realized gain on investments                              69
  Unrealized appreciation on investments                                     503
                                                                     -----------
Total Net Assets: (100.0%)                                           $    20,782
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
    Price Per Share -- Trust Shares                                  $      9.86
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
    Investor Shares                                                  $      9.88
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Maximum Public Offering Price Per Share --
    Investor Shares ($9.88 DIVIDED BY 96.25%)                        $     10.26
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
    Flex Shares(1)                                                   $      9.86
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
ETM -- ESCROWED TO MATURITY
GO -- GENERAL OBLIGATION
RB -- REVENUE BOND
SER -- SERIES

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS NOTED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
GOI -- GENERAL OBLIGATION OF INSTITUTION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 INVESTMENT GRADE BOND FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (31.9%)
  United States Treasury Bonds
    7.500%, 11/15/16                                  $   52,500     $    60,207
    8.125%, 08/15/19                                      71,500          87,805
  United States Treasury Notes
    5.750%, 08/15/03                                      12,000          12,013
    7.875%, 11/15/04                                      37,000          42,307
                                                                     -----------
Total U.S. Treasury Obligations
  (Cost $187,641,717)                                                    202,332
                                                                     -----------
CORPORATE OBLIGATIONS (45.8%)
  Aristar Financial
    7.500%, 07/01/99                                      11,000          11,358
  Associates of North America, MTN
    8.470%, 01/12/00                                       6,000           6,518
  AT & T Capital
    6.060%, 02/20/98                                      13,000          13,049
  Capital One Bank
    6.660%, 08/17/98                                       7,000           7,096
  Capital One Bank, MTN
    6.490%, 08/15/97                                      17,500          17,653
  Ford Motor Credit
    6.375%, 09/15/99                                      25,000          25,313
  General Electric Capital, MTN
    7.646%, 02/03/97                                      14,500          14,826
    8.100%, 01/26/99                                      25,000          26,528
  General Motors Acceptance
    6.625%, 10/01/02                                      13,500          13,753
  General Motors Acceptance, MTN
    8.375%, 02/03/99                                      22,000          23,513
  Heller Financial, MTN
    6.510%, 09/20/99                                      17,000          17,213
  International Lease Finance
    8.125%, 01/15/98                                      15,000          15,919
  ITT Destinations
    6.250%, 11/15/00                                      12,500          12,500
  Merrill Lynch
    6.640%, 09/19/02                                       8,500           8,628

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Morgan Stanley
    7.790%, 02/03/97                                  $   20,000     $    20,425
  Paine Webber
    6.250%, 06/15/98                                       5,500           5,500
  Salomon
    6.700%, 12/01/98                                      20,000          20,025
  Salomon, MTN
    5.000%, 12/06/95                                       2,000           2,000
  Sears, MTN
    7.360%, 08/15/97                                      15,000          15,375
  Smith Barney
    7.500%, 05/01/02                                      12,000          12,705
                                                                     -----------
Total Corporate Obligations
  (Cost $283,160,188)                                                    289,897
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (12.0%)
  FHLMC
    8.000%, 06/01/02                                      12,698          13,059
  FHLMC REMIC, Ser 1318-E
    7.300%, 06/15/16                                       7,100           7,214
  GNMA
    Pool #780153, 9.000%, 11/15/17                        14,609          15,508
    Pool #780171, 9.000%, 11/15/17                        38,123          40,470
                                                                     -----------
Total U.S. Government Agency Obligations
  (Cost $75,627,688)                                                      76,251
                                                                     -----------
ASSET BACKED SECURITIES (5.9%)
  Chemical Master Credit Card Trust
    6.230%, 04/15/02                                      13,500          13,529
  Merrill Lynch 1993-1 A2
    5.125%, 07/15/98                                         949             944
  Signet Master Trust
    6.800%, 12/15/00                                      22,500          22,985
                                                                     -----------
Total Asset Backed Securities
  (Cost $36,927,020)                                                      37,458
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 INVESTMENT GRADE BOND FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.8%)
  Swiss Bank
    5.85%, dated 11/30/95, matures 12/01/95,
    repurchase price $42,917,465 (collateralized
    by various United States Treasury Bills, total
    par value $45,639,000, 12/21/95-10/17/96,
    total market value $43,810,584)                       42,910     $    42,910
Total Repurchase Agreement
  (Cost $42,910,492)                                                      42,910
                                                                     -----------
Total Investments (102.4%)
  (Cost $626,267,105)                                                    648,848
                                                                     -----------
OTHER ASSETS AND LIABILITIES (-2.4%)
    Total Other Assets and Liabilities                                   (15,375)
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    56,659,680 outstanding shares of beneficial
    interest                                                             586,057
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    3,406,236 outstanding shares of beneficial
    interest                                                              35,702
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on
    202,971 outstanding shares of beneficial
    interest                                                               2,093

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
  Accumulated net investment loss on investments                     $      (124)
  Accumulated net realized loss on investments                           (12,836)
  Unrealized appreciation on investments                                  22,581
                                                                     -----------
Total Net Assets: (100.0%)                                           $   633,473
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price, and Redemption
  Price Per Share -- Trust Shares                                    $     10.51
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                    $     10.51
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares
  ($10.51  DIVIDED BY 96.25%)                                        $     10.92
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                     $     10.54
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
FHLMC -- FEDERATED HOME LOAN MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 SHORT TERM BOND FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (53.8%)
  United States Treasury Notes
    5.875%, 05/31/96                                  $    3,000     $     3,006
    6.000%, 06/30/96                                       1,500           1,505
    7.875%, 07/31/96                                       2,750           2,793
    6.875%, 10/31/96                                       1,000           1,013
    6.500%, 05/15/97                                       4,000           4,061
    6.000%, 08/31/97                                       2,000           2,020
    5.750%, 10/31/97                                       1,000           1,007
    7.250%, 02/15/98                                       7,500           7,778
    6.125%, 05/15/98                                       2,000           2,033
    4.750%, 09/30/98                                       6,500           6,387
    6.500%, 04/30/99                                       3,250           3,351
    7.875%, 08/15/01                                       1,250           1,387
    7.500%, 11/15/01                                       3,250           3,557
                                                                     -----------
Total U.S. Treasury Obligations
  (Cost $39,119,883)                                                      39,898
                                                                     -----------
CORPORATE OBLIGATIONS (31.4%)
  Associates of North America
    8.250%, 12/01/99                                       1,250           1,350
  Catepillar Finance, MTN
    5.180%, 10/01/98                                       1,000             983
  Ford Motor Credit, MTN
    6.050%, 04/06/98                                       1,000           1,005
  General Motors Acceptance Corporation
    8.170%, 01/02/00                                       2,024           2,153
  Household Finance
    6.375%, 06/30/00                                       1,500           1,517
  Ingersoll-Rand
    6.360%, 08/25/97                                       2,000           2,023
  International Lease Finance
    6.125%, 11/01/99                                       1,500           1,508
  Nationsbank, MTN
    6.750%, 02/26/01                                       2,000           2,058
  NYNEX Credit, MTN
    6.900%, 06/15/99                                       2,000           2,048

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
  Pacific
    5.880%, 10/15/97                                  $    1,000     $     1,000
  Phillip Morris
    9.000%, 05/15/98                                       1,500           1,603
  Sears Roebuck Acceptance, MTN
    6.300%, 10/18/00                                       1,250           1,259
    6.150%, 11/15/05                                         750             751
  Tenneco Credit
    9.625%, 08/15/01                                       1,750           2,019
  Union Pacific
    7.375%, 05/15/01                                       1,000           1,054
  World Savings And Loan
    4.850%, 04/01/96                                       1,000             999
                                                                     -----------
Total Corporate Obligations
  (Cost $23,031,962)                                                      23,330
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.6%)
  FHLMC
    7.240%, 05/15/02                                       1,000           1,033
  FNMA
    8.500%, 08/01/02                                       2,776           2,859
  SLMA Step-up Note
    5.125%, 03/02/99                                       1,000           1,003
                                                                     -----------
Total U.S. Government Agency Obligations
  (Cost $4,853,427)                                                        4,895
                                                                     -----------
ASSET BACKED SECURITIES (5.6%)
  American Express Master Trust 1994-1, CL A
    7.150%, 08/15/99                                       1,000           1,036
  Discover Card Trust 1991-D
    8.625%, 07/16/98                                       1,570           1,606
  Premier Auto Trust Series 1995-2, CL A3
    6.850%, 10/04/97                                       1,500           1,512
                                                                     -----------
Total Asset Backed Securities
  (Cost $4,117,524)                                                        4,154
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 SHORT TERM BOND FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (1.7%)
  SEI Prime Money Market                              $    1,287     $     1,287
                                                                     -----------
Total Cash Equivalents
  (Cost $1,286,615)                                                        1,287
                                                                     -----------
Total Investments (99.1%)
  (Cost $72,409,411)                                                      73,564
                                                                     -----------
OTHER ASSETS AND LIABILITIES (0.9%)
    Total Other Assets and Liabilities                                       658
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    7,047,647 outstanding shares of beneficial
    interest                                                              69,982
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    237,511 outstanding shares of beneficial
    interest                                                               2,370
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on 58,339
    outstanding shares of beneficial interest                                583
--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
  Overdistribution of net investment income                          $        (4)
  Undistributed realized gain on investments                                 136
  Net unrealized appreciation on investments                               1,155
                                                                     -----------
    Total Net Assets: (100.0%)                                       $    74,222
                                                                     -----------
                                                                     -----------
  Net Asset Value, Offering Price, and Redemption
    Price Per Share -- Trust Shares                                  $     10.11
                                                                     -----------
                                                                     -----------
  Net Asset Value and Redemption Price Per Share
    -- Investor Shares                                               $     10.13
                                                                     -----------
                                                                     -----------
  Maximum Public Offering Price Per Share --
    Investor Shares ($10.13 DIVIDED BY 98.00%)                       $     10.34
                                                                     -----------
                                                                     -----------
  Net Asset Value and Offering Price Per Share --
    Flex Shares(1)                                                   $     10.12
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 SHORT-TERM U.S. TREASURY SECURITIES FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (94.9%)
  United States Treasury Notes
    5.125%, 03/31/96                                  $    1,500     $     1,498
    6.125%, 07/31/96                                         500             502
    7.250%, 11/30/96                                       2,500           2,543
    7.500%, 01/31/97                                       3,000           3,072
    6.375%, 06/30/97                                         500             507
    6.000%, 08/31/97                                       1,400           1,414
    7.250%, 02/15/98                                       1,000           1,037
    6.125%, 05/15/98                                         750             762
    5.125%, 06/30/98                                       2,250           2,235
    5.875%, 08/15/98                                       1,000           1,011
                                                                     -----------
Total U. S. Treasury Obligations
  (Cost $14,366,241)                                                      14,581
                                                                     -----------
CASH EQUIVALENT (4.0%)
  SEI Daily Income Trust Treasury II                         614             614
                                                                     -----------
Total Cash Equivalent
  (Cost $614,462)                                                            614
                                                                     -----------
Total Investments (98.9%)
  (Cost $14,980,703)                                                      15,195
                                                                     -----------
OTHER ASSETS AND LIABILITIES (1.1%)
Total Other Assets and Liabilities                                           167
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization--no par value) based on 997,717
    outstanding shares of beneficial interest                             10,074

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
  Fund Shares of the Investor Class (unlimited
    authorization--no par value) based on 470,913
    outstanding shares of beneficial interest                        $     4,723
  Fund Shares of the Flex Class (unlimited
    authorization--no par value) based on 71,753
    outstanding shares of beneficial interest                                712
  Accumulated net realized loss on investments                              (362)
  Unrealized appreciation on investments                                     215
                                                                     -----------
Total Net Assets: (100.0%)                                           $    15,362
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price, and Redemption
  Price Per Share -- Trust Shares                                    $      9.97
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor
  Shares                                                             $      9.98
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares ($9.98 DIVIDED BY 99.00%)                          $     10.08
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                     $      9.96
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION (67.4%)
  FHLMC
    6.830%, 09/29/97                                  $    3,000     $     3,071
    8.000%, 06/01/02                                       1,814           1,866
    7.000%, 10/01/02                                       4,772           4,852
    8.000%, 12/01/02                                       4,737           4,852
  FHLMC REMIC, Ser 1318-E
    7.300%, 06/15/16                                       2,000           2,032
  FHLMC REMIC, Ser 1637-E
    5.750%, 02/15/19                                       2,700           2,661
  FNMA REMIC, Ser 92-68J
    7.500%, 10/25/05                                       4,200           4,277
  FNMA REMIC, Ser 93-95PC
    5.500%, 12/25/05                                       7,000           6,931
  GNMA
    9.000%, 11/15/17                                       1,860           1,974
    9.000%, 11/15/17                                       1,826           1,939
                                                                     -----------
Total U.S. Government Agency Obligation (Cost
  $33,848,832)                                                            34,455
                                                                     -----------
U. S. TREASURY OBLIGATIONS (29.1%)
  United States Treasury Notes
    8.750%, 10/15/97                                       1,050           1,112
    8.875%, 02/15/99                                      10,600          11,643
    7.125%, 02/29/00                                       2,000           2,118
                                                                     -----------
Total U S Treasury Obligations (Cost $14,519,836)                         14,873
                                                                     -----------
CASH EQUIVALENTS (2.8%)
  SEI Liquid Asset Trust Prime Money Market
    Portfolio                                              1,459           1,459
                                                                     -----------
Total Cash Equivalents (Cost $1,458,903)                                   1,459
                                                                     -----------
Total Investments (99.3%) (Cost $49,827,571)                              50,787
                                                                     -----------
OTHER ASSETS AND LIABILITIES (0.7%)
Total Other Assets and Liabilities                                           340
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    4,858,067 outstanding shares of beneficial
    interest                                                         $    48,562
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on 95,735
    outstanding shares of beneficial interest                                959
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on 68,094
    outstanding shares of beneficial interest                                690
  Accumulated net investment loss                                            (49)
  Undistributed net realized gain on investments                               6
  Unrealized appreciation on investments                                     959
                                                                     -----------
Total Net Assets: (100.0%)                                           $    51,127
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
  Price Per Share -- Trust Shares                                    $     10.18
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                    $     10.18
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares ($10.18 DIVIDED BY 97.50%)                         $     10.44
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                     $     10.19
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (63.3%)
  FHLMC
    Pool #E20080, 7.000%, 01/01/09                    $      158     $      160
    Pool #E57864, 7.000%, 04/01/09                           561            568
    Pool #E58538, 7.000%, 04/01/09                           175            177
  FNMA
    8.750%, 12/25/20                                         140            150
  GNMA
    Pool #G2 1998,  7.500%, 10/20/09                          91             92
    Pool #321396,  8.250%, 01/15/12                          139            145
    Pool #329730,  7.000%, 11/15/22                          450            451
    Pool #340658,  8.000%, 02/15/23                           46             47
    Pool #343684,  8.500%, 03/15/23                          103            108
    Pool #349569,  7.500%, 04/15/23                          147            150
    Pool #351780,  7.500%, 09/15/23                        1,005          1,027
    Pool #366404,  7.000%, 01/15/24                          187            188
    Pool #354810,  7.500%, 04/15/24                          980          1,001
    Pool #385723,  7.000%, 06/15/24                          969            972
    Pool #403085,  8.000%, 08/15/24                          122            126
    Pool #398379,  8.000%, 09/15/24                           33             34
    Pool #404136,  8.000%, 10/15/24                           51             52
    Pool #408058,  8.000%, 11/15/24                           48             50
    Pool #403106,  8.500%, 12/15/24                           96            101
    Pool #396898,  8.500%, 02/15/25                           45             47
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $5,536,654)                                                        5,646
                                                                     -----------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      MARKET
                                                         (000)       VALUE (000)
--------------------------------------------------------------------------------
U. S. TREASURY OBLIGATIONS (31.4%)
  United States Treasury Bond
    7.625%, 02/15/25                                  $      400     $      476
  United States Treasury Notes
    8.500%, 04/15/97                                         100            104
    7.875%, 04/15/98                                         150            158
    7.750%, 11/30/99                                         200            216
    7.750%, 02/15/01                                         100            110
    8.000%, 05/15/01                                         200            222
    7.500%, 11/15/01                                       1,000          1,095
    7.500%, 05/15/02                                         100            110
    7.875%, 11/15/04                                         275            314
                                                                     -----------
Total U. S. Treasury Obligations
 (Cost $2,679,269)                                                        2,805
                                                                     -----------
CASH EQUIVALENTS (4.7%)
  SEI Daily Income Trust Government II Portfolio             257            257
  SEI Daily Income Trust Treasury II Portfolio               161            161
                                                                     -----------
Total Cash Equivalents
 (Cost $417,996)                                                            418
                                                                     -----------
Total Investments (99.4%)
 (Cost $8,633,919)                                                        8,869
                                                                     -----------
OTHER ASSETS AND LIABILITIES (0.6%)
Total Other Assets and Liabilities                                           57
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 U.S. GOVERNMENT SECURITIES FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                                       MARKET
                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    593,840 outstanding shares of beneficial
    interest                                                         $    5,994
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    104,413 outstanding shares of beneficial
    interest                                                              1,053
  Fund Shares of the Flex Class (unlimited
    authorization -- no par value) based on
    155,793 outstanding shares of beneficial
    interest                                                              1,604
  Undistributed net realized gain on investments                             40
  Unrealized appreciation on investments                                    235
                                                                     -----------
Total Net Assets: (100.0%)                                           $    8,926
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Net Asset Value, Offering Price and Redemption
  Price Per Share -- Trust Shares                                        $10.45
                                                                     -----------
                                                                     -----------
Net Asset Value and Redemption Price Per Share --
  Investor Shares                                                        $10.45
                                                                     -----------
                                                                     -----------
Maximum Public Offering Price Per Share --
  Investor Shares ($10.45 DIVIDED BY 96.25%)                             $10.86
                                                                     -----------
                                                                     -----------
Net Asset Value and Offering Price Per Share --
  Flex Shares(1)                                                         $10.45
                                                                     -----------
                                                                     -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE REDEMPTION CHARGE, SEE NOTES TO THE FINANCIAL STATEMENT.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 PRIME QUALITY MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (36.2%)
  American Express Credit
    5.640%, 02/27/96                                  $    15,000    $    14,793
  Banc One Funding
    5.750%, 01/03/96                                          986            981
    5.720%, 01/19/96                                        5,573          5,530
    5.730%, 01/19/96                                        1,500          1,488
    5.750%, 01/19/96                                        3,755          3,726
    5.740%, 01/26/96                                       20,000         19,821
  Bank of Montreal
    5.777%, 01/04/96                                       15,000         14,918
    5.710%, 01/24/96                                       25,000         24,786
  Ford Credit Motor
    5.685%, 02/22/96                                       19,500         19,244
  General Electric Capital
    5.660%, 01/31/96                                       10,000          9,904
  Hanson
    5.700%, 01/12/96                                       20,000         19,867
  Hanson Finance UK PLC
    5.780%, 01/19/96                                       20,000         19,843
  Heller International
    5.750%, 12/15/95                                        5,000          4,989
  John Hancock Capital
    5.700%, 12/28/95                                       12,500         12,447
    5.730%, 01/11/96                                       16,500         16,392

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  Melville
    5.760%, 12/12/95                                  $    35,000    $    34,939
  Norwest
    5.710%, 01/24/96                                       20,000         19,829
  Pactel Capital Resources
    5.700%, 12/14/95                                       35,000         34,928
  PHH
    5.700%, 01/26/96                                       10,000          9,911
  RTZ America
    5.750%, 01/23/96                                          300            297
  Teco Finance
    5.720%, 01/26/96                                       19,100         18,930
  US Borax & Chemical
    5.710%, 01/31/96                                       11,000         10,894
    5.700%, 02/01/96                                        4,200          4,159
  Walmart
    5.700%, 12/19/95                                       25,000         24,929
  WMX Technologies
    5.720%, 01/26/96                                       19,963         19,785
    5.730%, 01/26/96                                        5,000          4,955
                                                                     -----------
Total Commercial Paper
  (Cost $372,284,653)                                                    372,285
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 PRIME QUALITY MONEY MARKET FUND --CONTINUED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (14.1%)
  AT&T Capital, MTN
    6.460%, 12/08/95                                  $     5,000    $     5,000
  Catepillar Financial Services, MTN
    5.838%, 12/20/95 (A)                                    1,000          1,000
    5.829%, 12/23/95 (A)                                   15,000         15,000
  Corestates Capital
    5.828%, 12/13/95 (A)                                   20,000         20,000
  Dean Witter Discover
    5.998%, 12/20/95 (A)                                    2,500          2,500
  Dean Witter Discover, MTN
    5.942%, 12/20/95 (A)                                      800            800
    5.992%, 12/20/95 (A)                                   15,000         15,021
  FCC National Bank
    5.520%, 12/05/95 (A)                                    5,000          5,000
  Ford Capital BV
    9.000%, 06/01/96                                       11,345         11,509
  IBM Credit, MTN
    4.550%, 12/15/95                                        2,500          2,499
  Phillip Morris
    6.500%, 12/12/95                                        1,000          1,000
  Society National Bank
    5.630%, 12/05/95 (A)                                   20,000         19,994
  Southern Bell Telephone & Telegraph
    8.500%, 08/01/29                                       23,500         24,403
  Toyota Motor Credit, MTN
    5.490%, 12/05/95 (A)                                   16,270         16,261
    5.630%, 12/05/95 (A)                                    2,000          1,999
  Virginia Electric & Power, MTN
    9.550%, 02/02/96                                          500            503
--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  Wachovia Bank, MTN
    5.750%, 12/20/95 (A)                              $     1,200    $     1,200
  World Savings & Loan Bank, MTN
    5.625%, 01/15/96                                        1,190          1,189
                                                                     -----------
Total Corporate Obligations
  (Cost $144,878,199)                                                    144,878
                                                                     -----------
US GOVERNMENT AGENCY OBLIGATIONS (2.4%)
  FNMA
    4.480%, 03/07/96 (B)                                   10,000          9,987
  SLMA
    5.690%, 12/05/95 (A)                                   10,000         10,000
    5.690%, 12/05/95 (A)                                    5,000          4,976
                                                                     -----------
Total US Government Agency Obligations
  (Cost $24,962,590)                                                      24,963
                                                                     -----------
ASSET BACKED SECURITIES (1.0%)
  Olympic Auto Receivable Trust 1995-D
    5.760%, 09/15/96                                       10,734         10,734
                                                                     -----------
Total Asset Backed Securities
  (Cost $10,733,622)                                                      10,734
                                                                     -----------
BANK NOTES (1.5%)
  Comerica Bank of Detriot
    5.830%, 12/05/95 (A)                                   10,000          9,982
  Huntington National Bank
    5.820%, 12/01/95 (A)                                    5,000          5,000
                                                                     -----------
Total Bank Notes
  (Cost $14,981,614)                                                      14,982
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (6.9%)
  Canadian Imperial Bank of Commerce
    5.920%, 07/18/96                                  $    20,500    $    20,500
  Deutsche Bank AG, New York
    5.930%, 07/19/96                                       28,000         28,000
  Swiss Bank
    5.870%, 07/18/96                                       22,000         22,000
                                                                     -----------
Total Certificates of Deposit
  (Cost $70,500,000)                                                      70,500
                                                                     -----------
REPURCHASE AGREEMENT (38.0%)
  Deutsche Bank
    5.91%, dated 11/30/95, matures 12/01/95,
      repurchase price $251,540,795
      (collateralized by various FHLMC
      obligations, total par value $87,851,840,
      4.20%-10.947%, 12/15/97-04/01/25: FNMA
      obligations, total par value $208,872,020,
      0.00%-7.50%, 01/25/08-11/25/25: FHLB
      obligations, total par value $3,800,000,
      6.213%-8.123%, 05/04/99-07/30/99: United
      States Treasury Notes, total par value
      $60,991,000, 5.125%-7.25%,
      08/31/96-02/28/98: and a FFCB obligation,
      total par value $540,000, 4.925%, 08/06/96:
      total market value $256,532,591)                    251,498        251,498

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  Swiss Bank
    5.91%, dated 11/30/95, matures 12/01/95,
      repurchase price $47,635,457 (collateralized
      by various FNMA obligations, total par value
      $149,671,000, 6.394%-6.50%,
      11/01/09-05/01/28: and a United States
      Treasury Bill, total par value $200,000,
      10/17/96: total market value $ 48,642,170)      $    47,628    $    47,628
  Union Bank of Switzerland
    5.91%, dated 11/30/95, matures 12/01/95,
      repurchase price $90,694,797 (collateralized
      by various FHLMC obligations, total par
      value $21,185,000, 3.90%-7.00%,
      03/15/23-02/15/24: FNMA STRIPS, total par
      value $3,424,134, 0.00%-7.50%,
      01/01/24-02/01/24: FNMA obligations, total
      par value $220,042,542, 5.80%-6.50%,
      09/25/22-01/25/24: total market value
      $93,401,021)                                         90,680         90,680
                                                                     -----------
Total Repurchase Agreement
  (Cost $389,807,056)                                                    389,806
                                                                     -----------
Total Investments (100.1%)
  (Cost $1,028,147,734)                                                1,028,148
                                                                     -----------
OTHER ASSETS AND LIABILITIES (-0.1%)
Total Other Assets and Liabilities                                        (1,023)
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 PRIME QUALITY MONEY MARKET FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
  Fund shares of the Trust Class (unlimited
    authorization -- no par value) based on
    831,658,723 outstanding shares of beneficial
    interest                                                         $   831,659
  Fund shares of the Investor Class (unlimited
    authorization -- no par value) based on
    195,585,814 outstanding shares of beneficial
    interest                                                             195,586
  Accumulated net realized loss                                             (120)
                                                                     -----------
Total Net Assets: (100.0%)                                           $ 1,027,125
                                                                     -----------
                                                                     -----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption
  Price Per Share -- Trust Shares                                    $      1.00
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
  Price Per Share -- Investor Shares                                 $      1.00
                                                                     -----------
                                                                     -----------

(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON 11/30/95. THE DATE SHOWN IS THE NEXT RESET DATE.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON 11/30/95. THE DATE SHOWN IS THE STATED FINAL MATURITY DATE.

FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
U. S. TREASURY OBLIGATIONS (36.0%)
  United States Treasury Bills
    5.545%, 12/21/95                                  $    50,000    $    49,845
    5.600%, 12/21/95                                       20,000         19,938
    5.630%, 12/21/95                                        5,000          4,984
    5.640%, 12/21/95                                       10,000          9,969
    5.665%, 12/21/95                                        5,000          4,984
    5.420%, 01/18/96                                       15,000         14,892
    5.360%, 07/25/96                                       10,000          9,647
  United States Treasury Notes
    5.500%, 04/30/96                                        5,000          4,996
    7.625%, 04/30/96                                        5,000          5,037
    5.875%, 05/31/96                                       10,000         10,005
    6.250%, 08/31/96                                       10,000         10,029
                                                                     -----------
Total U. S. Treasury Obligations
  (Cost $144,326,256)                                                    144,326
                                                                     -----------
REPURCHASE AGREEMENT (64.4%)
  Barclays
    5.86%, dated 11/30/95, matures 12/01/95,
    repurchase price $16,005,593 (collateralized
    by various United States Treasury STRIPS,
    total par value $39,681,000, 02/15/98 -
    02/15/19: total market value $16,323,443)              16,003         16,003
  Deutsche Bank
    5.86%, dated 11/30/95, matures 12/01/95,
    repurchase price $97,693,494 (collateralized
    by various United States Treasury Notes, total
    par value $82,535,000, 5.875% - 7.875%,
    2/15/98 - 8/15/05: United States Treasury
    Bills, par value $13,030,000, 3/07/96 -
    4/18/96: total market value $99,631,959)               97,678         97,678

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
 Morgan Stanley
  5.86%, dated 11/30/95, matures 12/01/95,
  repurchase price $16,005,616 (collateralized by
  various GNMA obligations, total par value
  $19,653,564, 6.5% - 7.375%, 5/15/08 - 10/20/23:
  total market value $16,348,421)                     $    16,003    $    16,003
  Salomon Brothers
    5.86%, dated 11/30/95, matures 12/01/95,
    repurchase price $16,007,896 (collateralized
    by various United States Treasury STRIPS,
    total par value $64,167,000, 08/15/06 -
    05/15/24: United States Treasury Note, total
    par value $50,000, 4.625%, 02/29/96: total
    market value $16,349,918)                              16,005         16,005
  Swiss Bank
    5.86%, dated 11/30/95, matures 12/01/95,
    repurchase price $96,005,461 (collateralized
    by United States Treasury Bill, total par
    value $23,620,000, matures 10/17/96: United
    States Treasury Bond, total par value
    $49,990,000, matures 11/15/01: total market
    value $97,945,654)                                     95,989         95,989

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 U.S. GOVERNMENT SECURITIES MONEY MARKET FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  Union Bank of Switzerland
    5.86%, dated 11/30/95, matures 12/01/95,
    repurchase price $16,834,338 (collateralized
    by United States Treasury Note, par value
    $16,930,000, 5.75%, 09/30/97: total market
    value $17,171,576)                                $    16,832    $    16,832
                                                                     -----------
Total Repurchase Agreement
  (Cost $258,509,537)                                                    258,510
                                                                     -----------
Total Investments (100.4%)
  (Cost $402,835,793)                                                    402,836
                                                                     -----------
OTHER ASSETS AND LIABILITIES (-0.4%)
Total Other Assets and Liabilities                                        (1,615)
                                                                     -----------
--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization -- no par value) based on
    339,441,468 outstanding shares of beneficial
    interes                                                          $   339,441
  Fund Shares of the Investor Class (unlimited
    authorization -- no par value) based on
    61,838,764 outstanding shares of beneficial
    interest                                                              61,839
  Accumulated net realized loss on investments                               (59)
                                                                     -----------
Total Net Assets: (100.0%)                                           $   401,221
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
  Price Per Share -- Trust Shares                                    $      1.00
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price, and Redemption
  Price Per Share -- Investor Shares                                 $      1.00
                                                                     -----------
                                                                     -----------

GNMA-- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

 TAX-EXEMPT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.4%)
ALABAMA (2.0%)
  Birmingham, Industrial Develpoment Revenue,
    Birmingham Bolt Project, VRDN, RB
    3.950%, 12/07/95 (A) (B) (C)                      $     5,000    $     5,000
  McIntosh, Industrial Development Board, Ciba
    Geigy Corporate Project, Ser A, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C)                            1,400          1,400
  Montgomery, Special Care Facilities, VRDN, RB
    (FGIC)
    3.600%, 12/07/95 (A) (B) (C)                            1,700          1,700
                                                                     -----------
    Total Alabama                                                          8,100
                                                                     -----------
ALASKA (2.9%)
  State Housing Finance, Ser C, VRDN, RB
    3.750%, 12/01/95 (A) (B) (C)                           10,700         10,700
  Valdez, Marine Terminal Revenue, Arco
    Transportation Project, Ser A, TECP
    3.650%, 12/08/95                                        1,000          1,000
                                                                     -----------
    Total Alaska                                                          11,700
                                                                     -----------
ARIZONA (3.9%)
  Cochise County, Pollution Control Revenue,
    Electric Power Cooperative Project, VRDN, RB
    3.900%, 12/07/95 (A) (B) (C) (D)                        2,000          2,000
  Maricopa County, Pollution Control Authority,
    Arizona Public Service Company, Ser D, RB
    3.700%, 12/01/95 (A) (B) (C)                            5,000          5,000

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  Maricopa County, Pollution Control Authority,
    Arizona Public Service Company, Ser E, VRDN,
    RB
    3.750%, 12/01/95 (A) (B) (C)                      $     5,600    $     5,600
  Pima County, Industrial Development Revenue,
    Tucson Electric Power Company Project, VRDN,
    RB
    3.750%, 12/07/95 (A) (B) (C) (D)                        3,400          3,400
                                                                     -----------
    Total Arizona                                                         16,000
                                                                     -----------
CALIFORNIA (2.5%)
  Contra Costa County, Multi-Family Mortgage
    Revenue, Delta Square Project, Ser A, VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                            4,200          4,200
  State Higher Education Loan Authority, Ser A,
    VRDN, GO
    3.650%, 12/07/95 (A) (B) (C)                            1,900          1,900
  State Higher Education Loan Authority, Ser A,
    VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                            4,300          4,300
                                                                     -----------
    Total California                                                      10,400
                                                                     -----------
COLORADO (2.5%)
  Englewood, Multi-Family Housing Revenue, Marks
    Project, Ser A, VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                            2,000          2,000
  Moffat County, Pollution Control Authority,
    Pacificorp Projects, VRDN, RB (AMBAC)
    3.800%, 12/01/95 (A) (B) (C)                            2,000          2,000
  Northglenn, Industrial Development Revenue,
    Castle Gardens Retire, VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                            1,200          1,200

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 TAX-EXEMPT MONEY MARKET FUND --CONTINUED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
COLORADO--CONTINUED
  State Student Obligation Bond Authority, VRDN,
    RB
    3.750%, 12/07/95 (A) (B) (C)                      $     5,000    $     5,000
                                                                     -----------
    Total Colorado                                                        10,200
                                                                     -----------
DELAWARE (0.5%)
  State Educational Development Authority, VRDN,
    RB
    4.025%, 12/07/95 (A) (B) (C)                            1,875          1,875
FLORIDA (7.8%)
  Jacksonville, Pollution Control Revenue, Power
    and Light, Ser 1992, TECP
    3.650%, 12/08/95                                        3,000          3,000
  Monroe County, Industrial Development Authority,
    Beverly Enterprises Project, VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                            2,300          2,300
  Palm Beach County, Norton Gallery Project, VRDN,
    RB
    3.700%, 12/07/95 (A) (B) (C)                            3,000          3,000
  State Housing Finance Agency, Ashely Lake
    Project II, Ser J, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C) (D)                        8,900          8,900
  State Housing Finance Agency, Multi-Family
    Housing, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                            4,400          4,400
  State Turnpike Authority Revenue, Ser PA-111,
    VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                            2,225          2,225
  University of North Florida, Foundation Capital
    Improvement, VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                            8,000          8,000
                                                                     -----------
    Total Florida                                                         31,825
                                                                     -----------
--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
GEORGIA (2.5%)
  Burke County, Pollution Control Revenue, VRDN,
    RB
    3.850%, 12/01/95 (A) (B)                          $     1,450    $     1,450
  Cobb County, Industrial Development Revenue,
    VRDN, RB
    3.900%, 12/07/95 (A) (B) (C)                            1,030          1,030
  Fulton County, Industrial Development Authority
    Revenue, American Red Cross Project, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                            1,600          1,600
  Lafayette, Industrial Development Authority
    Revenue, Blue-Bird Company Project, Ser 1991,
    VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                            1,000          1,000
  Medical Center Hospital Authority, Columbus
    Regional Healthcare Systems, RAN (MBIA)
    3.900%, 08/01/96                                          585            585
  Metropolitan Atlanta Rapid, Tender Option
    Custodial Recipient, Short Bt-70, VRDN, RB
    (AMBAC)
    3.700%, 12/07/95 (A) (B) (C)                            2,100          2,100
  Monroe County, Development Authority Industrial
    Revenue, Forsyth Inns Project, VRDN, RB
    3.900%, 12/07/95 (A) (B) (C)                            2,525          2,525
                                                                     -----------
    Total Georgia                                                         10,290
                                                                     -----------
HAWAII (2.0%)
  State Housing Finance And Development, VRDN, RB
    3.750%, 01/03/96 (A) (B) (C)                            8,200          8,200

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
IDAHO (0.2%)
  Nez Perce County, Pollution Control Revenue,
    Potlatch 84, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C)                      $     1,000    $     1,000
ILLINOIS (10.8%)
  Chicago, O'Hare International Airport Revenue,
    Ser B, VRDN, RB
    3.800%, 12/07/95 (A) (B) (C) (D)                       10,000         10,000
  Cook County, Tender Note-Public Safety, Ser A,
    VRDN, GO
    3.800%, 12/07/95 (A) (B) (C)                            5,100          5,100
  Du Page, Water Revenue Authority, VRDN, RB
    3.770%, 12/07/95 (A) (B)                                5,000          5,000
  Health Facilities Authority Revenue,
    Streeterville Corporation, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                            2,000          2,000
  Savanna, Industrial Development Revenue, Metform
    Project, Ser A, VRDN, RB
    3.950%, 12/07/95 (A) (B) (C) (D)                          500            500
  Savanna, Industrial Development Revenue, Metform
    Project, Ser B, VRDN, RB
    3.950%, 12/07/95 (A) (B) (C) (D)                        1,400          1,400
  State Educational Facilities Authority Revenue,
    University of Chicago, VRDN, RB
    3.770%, 12/07/95 (A) (B) (C)                           10,000         10,000
  State RAN
    4.500%, 04/12/96                                       10,000         10,026
                                                                     -----------
    Total Illinois                                                        44,026
                                                                     -----------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
INDIANA (4.3%)
  Allen County, Industrial Economic Developement
    Revenue, Mattel Power Wheels, VRDN, RB
    4.100%, 12/07/95 (A) (B) (C) (D)                  $     1,500    $     1,500
  Evansville, Economic Development, Ball Project,
    VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                            2,000          2,000
  Fort Wayne, Economic Development Revenue, ND
    Tech Project, VRDN, RB
    3.850%, 12/07/95 (A) (B) (C) (D)                        1,000          1,000
  Indiana Bond Bank Funding Program Notes, Ser
    A-2, RB
    5.750%, 01/10/96                                        5,000          5,004
  Indiana Bond Bank Funding Program Notes, Ser
    A-3, VRDN, RB
    4.061%, 12/07/95 (A) (B) (C)                            2,000          2,000
  Indianapolis, Economic Development, Allied
    Signal Incorporated, VRDN, RB
    3.850%, 12/07/95 (A) (B) (C)                            2,000          2,000
  State Finance Authority, Economic Development
    Revenue, Crete Incorporated Project, VRDN, RB
    3.900%, 12/07/95 (A) (B) (D)                            4,300          4,300
                                                                     -----------
    Total Indiana                                                         17,804
                                                                     -----------
IOWA (0.6%)
  West Des Moines Commercial Development,
    Greyhound Lines Project, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C)                            2,500          2,500
KENTUCKY (0.2%)
  Pendleton County, Self Insurance Funding, TECP
    4.000%, 07/01/96 (B) (C)                                1,000          1,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 TAX-EXEMPT MONEY MARKET FUND --CONTINUED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
LOUISIANA (2.7%)
  Calcasieu Parish Incorporated, Industrial
    Development Revenue, Olin Corporation Project,
    Ser B, VRDN, RB
    3.750%, 12/01/95 (A) (B) (C)                      $     2,000    $     2,000
  Jefferson Parish, Sara Lee Project, VRDN, RB
    3.900%, 12/01/95 (A) (B) (C) (D)                        2,300          2,300
  Port Commission Marine Revenue, Occidental
    Petroleum Project, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C)                            6,700          6,700
                                                                     -----------
    Total Louisiana                                                       11,000
                                                                     -----------
MARYLAND (2.4%)
  Baltimore County, Industrial Development
    Revenue, Allied Signal Incorporated Project,
    VRDN, RB
    3.800%, 12/07/95 (A) (B) (C)                            1,000          1,000
  Baltimore County, Pollution Control Revenue,
    Baltimore Gas & Electric, TECP
    3.650%, 12/04/95                                        3,000          3,000
  Baltimore County, TECP
    3.500%, 12/05/95                                        6,000          6,000
                                                                     -----------
    Total Maryland                                                        10,000
                                                                     -----------
MICHIGAN (3.4%)
  State Housing Development Authority, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C) (D)                        1,000          1,000
    3.775%, 12/07/95 (A) (B) (C)                            3,000          3,000
  State Storage Tank Financial Assurance
    Authority, Ser I, VRDN, RB
    3.600%, 12/07/95 (A) (B) (C)                            5,000          5,000
--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  State Strategic Fund, Limited Obligation
    Revenue, Consumers Power Company, Project A,
    VRDN, RB
    3.800%, 12/07/95 (A) (B) (C)                      $     4,800    $     4,800
                                                                     -----------
    Total Michigan                                                        13,800
                                                                     -----------
MINNESOTA (0.6%)
  Minnesota School District, Tax & Aid
    Anticipation Borrowing Programs Certificates,
    Ser A, GO
    5.100%, 03/15/96                                        2,500          2,501
MISSISSIPPI (0.4%)
  Harrison County, E.I. Du Pont de Nemours, VRDN,
    RB
    3.800%, 12/01/95 (A) (B) (C)                            1,500          1,500
MISSOURI (4.1%)
  State Custodial Receipt Unlimited, Third State
    Building, Ser A, VRDN, GO
    4.000%, 12/07/95 (A) (B) (C)                            2,000          2,000
  State Development Revenue, Export and
    Infrastructure Board, Taxable Ser A, VRDN, RB
    4.000%, 12/07/95 (A) (B) (C)                              415            415
  State Ecomonic Development Revenue, Export
    Infrastructure Board, Milbank System Project,
    Ser C, VRDN, RB
    4.000%, 12/07/95 (A) (B) (C)                              200            200
  State Environmental Improvment And Energy
    Pollution Control Revenue, RB
    4.000%, 06/01/96 (A) (B)                                1,000          1,000

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
MISSOURI--CONTINUED
  State Environmental Improvment Energy Resource
    Authority, Kansas City Power and Light, TECP
    3.700%, 12/05/95                                  $     5,000    $     5,000
  State Environmental Improvment Energy Resource
    Authority, Utilicorp United Project, VRDN, RB
    3.900%, 12/07/95 (A) (B) (C) (D)                          700            700
  State Industrial Development Revenue, Bachman
    Machine, Ser A, VRDN, RB
    4.000%, 12/07/95 (A) (B) (C) (D)                          140            140
  State Industrial Development Revenue, Carolyn &
    Imre Balogh, Ser D, VRDN, RB
    4.000%, 12/07/95 (A) (B) (C) (D)                           70             70
  State Industrial Development Revenue, Excelsior
    Manufacturing, Ser B, VRDN, RB
    4.000%, 12/07/95 (A) (B) (C) (D)                           50             50
  State Industrial Development Revenue, Milbank
    Systems, Ser B, VRDN, RB
    4.000%, 12/07/95 (A) (B) (C) (D)                          115            115
  State Industrial Development Revenue, Precision
    Stainless Incorporated, Ser I
    4.000%, 12/07/95 (A) (B) (C) (D)                           80             80
  State, Ser PA-108A, VRDN, GO
    3.750%, 12/07/95 (A) (B) (C)                            6,850          6,850
                                                                     -----------
    Total Missouri                                                        16,620
                                                                     -----------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
NEVADA (2.5%)
  Clark County, Airport Improvement Revenue, Ser
    A-2, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C) (D)                  $     5,200    $     5,200
  Clark County, Industrial Development Revenue,
    Nevada Power Company Project, Ser A, VRDN, RB
    3.800%, 12/07/95 (A) (B) (C) (D)                        5,000          5,000
                                                                     -----------
    Total Nevada                                                          10,200
                                                                     -----------
NEW HAMPSHIRE (0.2%)
  State Business Finance Authority, Connecticut
    Light & Power Project, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C)                              800            800
NEW MEXICO (1.7%)
  Farmington, Pollution Control Revenue, Ser C,
    VRDN, RB
    3.800%, 12/01/95 (A) (B) (C) (D)                        2,800          2,800
  State Educational Assistance Foundation, Student
    Loan Revenue, VRDN, RB
    3.900%, 12/07/95 (A) (B) (C)                            4,355          4,355
                                                                     -----------
    Total New Mexico                                                       7,155
                                                                     -----------
NEW YORK (1.2%)
  State Local Government Assistance Corporation,
    Ser E, VRDN, RB
    3.550%, 12/07/95 (A) (B) (C)                            5,000          5,000
NORTH CAROLINA (0.7%)
  State Eastern Municipal Power, TECP
    3.600%, 12/11/95 (C)                                    2,650          2,650

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 TAX-EXEMPT MONEY MARKET FUND --CONTINUED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
OHIO (0.7%)
  State Air Quality Development Revenue, JMP
    Funding Limited Partnership, Ser A, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C) (D)                  $     3,000    $     3,000
PENNSYLVANIA (4.4%)
  Allegheny County, Hospital Development Authority
    Revenue, Health Center Development
    Corporation, Ser B, TECP
    3.750%, 12/08/95 (C)                                    5,000          5,000
  Beaver County, Pollution Control Revenue, VRDN,
    RB
    3.650%, 12/01/95 (A) (B) (C)                            1,000          1,000
  Philadelphia School District, TRAN
    4.500%, 06/28/96                                        3,000          3,009
  Philadelphia, Ser A, TRAN
    4.500%, 06/27/96                                        4,000          4,012
  State TAN
    4.500%, 06/28/96                                        5,000          5,022
                                                                     -----------
    Total Pennsylvania                                                    18,043
                                                                     -----------
RHODE ISLAND (2.7%)
  State Student Loan, VRDN, RB
    3.850%, 12/07/95 (A) (B) (C) (D)                        6,000          6,000
  State TAN
    4.500%, 06/28/96 (C)                                    5,000          5,024
                                                                     -----------
    Total Rhode Island                                                    11,024
                                                                     -----------
SOUTH CAROLINA (2.2%)
  Charleston County, Hospital Facilities Revenue,
    Brown Schools Charleston, VRDN, RB
    3.625%, 12/07/95 (A) (B) (C)                            6,100          6,100
--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  York County, Pollution Control Revenue, Electric
    Project, Ser NRU-84N-6, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                      $     3,000    $     3,000
                                                                     -----------
    Total South Carolina                                                   9,100
                                                                     -----------
TENNESSEE (3.7%)
  Covington, Industrial Development Board Revenue,
    Charms Company Project, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C) (D)                        3,000          3,000
  Hamilton County, Industrial Development
    Authority Revenue, Aquarium Project, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                            3,000          3,000
  Memphis-Shelby County, Industrial Development
    Revenue, Board Exempt Facilities, Ponderosa
    Fibres American Project, VRDN, RB
    3.900%, 12/07/95 (A) (B) (C)                            2,000          2,000
  Metropolitan Nashville Airport Authority,
    American Airlines Project, Ser A, VRDN, RB
    3.850%, 12/01/95 (A) (B) (C)                            1,500          1,500
  Nashville & Davidson Counties, Industrial
    Development Revenue, Multi-Family-Chimney Top
    II, VRDN, RB
    3.800%, 12/07/95 (A) (B) (C)                            1,325          1,325
  State School Board Authority, Higher Educational
    Facilities, VRDN, BAN
    3.650%, 12/07/95 (A) (B) (C)                              750            750
    3.650%, 12/07/95 (A) (B) (C)                            1,400          1,400

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
TENNESSEE--CONTINUED
  State School Board Authority, VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                      $     2,200    $     2,200
                                                                     -----------
    Total Tennessee                                                       15,175
                                                                     -----------
TEXAS (10.0%)
  Beaumont Health Facilities Development
    Authority, VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                            1,350          1,350
  Corpus Christi, Nueces County Marine, Reynolds
    Metals, VRDN, RB
    3.800%, 12/07/95 (A) (B) (C)                            1,000          1,000
  Harris County, Health Facilities Development,
    TECP
    3.650%, 12/08/95                                        5,000          5,000
  Harris County, Housing Finance, Ser 1985, VRDN,
    RB
    4.025%, 12/07/95 (A) (B) (C)                            1,000          1,000
  Harris County, Industrial Development, Lubrizol
    Project, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C)                            1,600          1,600
  Houston, Airport Revenue, TECP
    3.650%, 12/06/95 (C) (D)                               10,700         10,700
  Northside, Independent School District, GO
    4.750%, 12/01/95                                        1,060          1,060
  Port Arthur, Naval District Star Enterprises
    Project, VRDN, RB
    3.800%, 12/07/95 (A) (B) (C) (D)                        7,000          7,000
  Sabine River, Industrial Development Authority,
    Northeast Texas, Ser NRU-84Q, RB
    3.800%, 02/15/96 (B)                                    2,000          2,000

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  State TRAN
    4.750%, 08/30/96                                  $    10,000    $    10,049
                                                                     -----------
    Total Texas                                                           40,759
                                                                     -----------
UTAH (2.3%)
  Davis County School District, TRAN
    4.250%, 06/28/96                                        6,500          6,516
  Intermountain Power Agency, Ser E, RB
    3.750%, 07/01/15                                        3,000          3,000
                                                                     -----------
    Total Utah                                                             9,516
                                                                     -----------
VIRGINIA (2.2%)
  Chesterfield County, Industrial Development
    Authority, Allied Signal Project, VRDN, RB
    3.850%, 12/07/95 (A) (B) (C)                            3,000          3,000
  Commonwealth of Virginia, VRDN, GO
    3.820%, 12/07/95 (A) (B) (C)                            3,000          3,000
  Front Royal & Warren Counties, Industrial
    Development Authority, Pen Tab Industries,
    VRDN, RB
    4.200%, 12/07/95 (A) (B) (C) (D)                        3,000          3,000
                                                                     -----------
    Total Virginia                                                         9,000
                                                                     -----------
WASHINGTON (1.0%)
  Port Seattle, VRDN, GO
    3.600%, 12/07/95 (A) (B) (C)                            1,900          1,900
  State Public Power Supply Authority, Bankers
    Trust 105, Project #2, VRDN, RB
    3.850%, 12/07/95 (A) (B) (C)                            2,000          2,000
                                                                     -----------
    Total Washington                                                       3,900
                                                                     -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995

 TAX-EXEMPT MONEY MARKET FUND --CONCLUDED

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
WEST VIRGINIA (1.0%)
  Marshall County, Pollution Control Revenue, PPG
    Industries Project, Ser 1992, VRDN, RB
    3.900%, 12/07/95 (A) (B) (C)                      $     2,000    $     2,000
  Marshall County, Pollution Control, Allied
    Signal Project, VRDN, RB
    3.850%, 12/07/95 (A) (B) (C)                            2,000          2,000
                                                                     -----------
    Total West Virginia                                                    4,000
                                                                     -----------
WISCONSIN (3.1%)
  Nekoosa, Pollution Control Revenue, Nekoosa
    Paper Incorporated Project, VRDN, RB
    3.700%, 12/07/95 (A) (B) (C)                            9,600          9,600
  State, VRDN, RB
    3.750%, 12/07/95 (A) (B) (C)                            3,000          3,000
                                                                     -----------
    Total Wisconsin                                                       12,600
                                                                     -----------
WYOMING (2.5%)
  Sweetwater County, Pollution Control Revenue,
    Pacificorp Project, VRDN, RB
    3.800%, 12/01/95 (A) (B) (C)                            3,600          3,600
--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
                                                         (000)          (000)
--------------------------------------------------------------------------------
  Sweetwater County, Pollution Control Revenue,
    VRDN, RB
    3.650%, 12/07/95 (A) (B) (C)                      $     6,800    $     6,800
                                                                     -----------
    Total Wyoming                                                         10,400
                                                                     -----------
Total Municipal Bonds
   (Cost $402,663,110)                                                   402,663
                                                                     -----------
CASH EQUIVALENTS (1.2%)
  AIM Management Institutional Tax-Exempt Money
    Market Portfolio                                        2,755          2,755
  SEI Institutional Tax-Exempt Money Market
    Portfolio                                               2,263          2,263
                                                                     -----------
Total Cash Equivalents
   (Cost $5,018,206)                                                       5,018
                                                                     -----------
Total Investments (99.6%) (Cost $407,681,316)                        $   407,681
                                                                     -----------

--------------------------------------------------------------------------------
                                                                       UNAUDITED

--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
Total Other Assets and Liabilities                                   $     1,628
                                                                     -----------
NET ASSETS:
  Fund Shares of the Trust Class (unlimited
    authorization--no par value) based on
    316,003,958 outstanding shares of beneficial
    interest                                                             316,004
  Fund Shares of the Investor Class (unlimited
    authorization--no par value) based on
    93,324,282 outstanding shares of beneficial
    interest                                                              93,324
  Accumulated net realized loss on investments                               (19)
                                                                     -----------
Total Net Assets: (100.0%)                                           $   409,309
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
   Price Per Share-- Trust Shares                                    $      1.00
                                                                     -----------
                                                                     -----------
Net Asset Value, Offering Price and Redemption
   Price Per Share-- Investor Shares                                 $      1.00
                                                                     -----------
                                                                     -----------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON 05/31/95. THE DATE SHOWN IS THE NEXT RESET DATE.
(B) PUT AND DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE IS THE NEXT RESET DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR BANK.
(D) INCOME ON BOND MAY BE SUBJECT TO ALTERNATIVE MINIMUM TAX.

BAN -- BOND ANTICIPATION NOTE
ETM -- ESCROW TO MATURITY
GO -- GENERAL OBLIGATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
SER -- SERIES
TAN -- TAX ANTICPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX & REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1995

                                                                        VALUE INCOME   AGGRESSIVE      CAPITAL
                                                                         STOCK FUND    GROWTH FUND   GROWTH FUND
                                                                        ------------   -----------   ------------
                                                                         06/01/95-      06/01/95-     06/01/95-
                                                                          11/30/95      11/30/95       11/30/95
                                                                        ------------   -----------   ------------
  Interest Income.....................................................    $    1,754     $     789     $    2,185
  Dividend Income.....................................................        19,998           876         10,378
  Less Foreign Taxes Withheld.........................................            --            --             --
                                                                        ------------   -----------   ------------
      Total Investment Income.........................................        21,752         1,665         12,563
                                                                        ------------   -----------   ------------
Expenses:
  Investment Advisory Fees............................................         4,395           990          6,744
  Investment Advisory Fees Waived.....................................            --          (141)          (650)
  Administrator Fees..................................................           401            63            428
  Administrator Fees Waived...........................................            --            --             --
  Custody Fees........................................................            14             7             24
  Transfer Agent Fees -- Trust Class of Shares........................             8             8              8
  Transfer Agent Fees -- Investor Class of Shares.....................            58            21            107
  Transfer Agent Fees -- Flex Class of Shares.........................             6             6              6
  Transfer Agent Out of Pocket Fees...................................            27             5             52
  Professional Fees...................................................            19             6             22
  Trustee Fees........................................................             8             2             12
  Registration Fees...................................................            43            17             42
  Distribution Fees -- Investor.......................................           165            23            571
  Distribution Fees Waived -- Investor................................           (16)           (1)          (141)
  Distribution Fees -- Flex...........................................            28             5             11
  Distribution Fees Waived -- Flex....................................            (4)           (6)            (6)
  Printing Expenses...................................................            50             8             33
  Insurance and Other Fees............................................            17             3             23
  Amortization of Deferred Organization Costs.........................             7             2              5
                                                                        ------------   -----------   ------------
      Total Expenses..................................................         5,226         1,018          7,291
                                                                        ------------   -----------   ------------
        Net Investment Income (Loss)..................................        16,526           647          5,272
                                                                        ------------   -----------   ------------
  Net Realized Gain on Securities Sold................................        71,518        13,805         93,378
  Net Realized Gain on Foreign Currency Transactions..................            --            --             --
  Net Change in Unrealized Depreciation on Foreign Currency and
    Translation of Other Assets and Liabilities in Foreign Currency...            --            --             --
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments.......................................................        45,691        10,105         63,276
                                                                        ------------   -----------   ------------
        Net Realized and Unrealized Gain on Investments...............       117,209        23,910        156,654
                                                                        ------------   -----------   ------------
Increase in Net Assets Resulting from Operations......................    $  133,735     $  24,557     $  161,926
                                                                        ------------   -----------   ------------
                                                                        ------------   -----------   ------------

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

                   INTERNATIONAL                   INVESTMENT GRADE    FLORIDA     TENNESSEE
                   EQUITY INDEX       SUNBELT      TAX-EXEMPT BOND    TAX-EXEMPT   TAX-EXEMPT
   BALANCED FUND       FUND         EQUITY FUND          FUND         BOND FUND    BOND FUND
   -------------   -------------   -------------   ----------------   ----------   ----------
     06/01/95-       06/01/95-       06/01/95-        06/01/95-       06/01/95-    06/01/95-
     11/30/95        11/30/95        11/30/95          11/30/95        11/30/95     11/30/95
   -------------   -------------   -------------   ----------------   ----------   ----------
      $1,559           $  61          $   192           $3,301          $  571        $ 96
         478             895            1,224               --              --          --
          --             (84)              --               --              --          --
      ------           -----       -------------        ------        ----------       ---
       2,037             872            1,416            3,301             571          96
      ------           -----       -------------        ------        ----------       ---

         467             463            1,804              509              72          12
         (71)            (84)            (200)             (85)            (34)        (21)
          36              37              114               50               8           1
          --              (3)              --               --              --          --
           3              72                8                3               1          --
           8               9                8                8               8           8
           8               9               28               22               7           7
           6               7                6                6               6           6
           4               5               13                8               2           1
           3               4                9                4               2          --
           1               1                2                1              --          --
           2               8                4               12               4           1
           6               7               51               89               4           1
          (1)             (4)              (3)             (35)             (1)         --
           4               2                3               13               5           4
          (6)             --               (7)              (8)             (7)         (4)
           2               3               10                3               2          --
           2              12                6                3              --          --
           2               3                2                6              --          --
      ------           -----       -------------        ------        ----------       ---
         476             551            1,858              609              79          16
      ------           -----       -------------        ------        ----------       ---
       1,561             321             (442)           2,692             492          80
      ------           -----       -------------        ------        ----------       ---
       4,952             786           20,561            4,128              96           9
          --              25               --               --              --          --

          --             (11)              --               --              --          --
       3,237            (272)          27,379             (445)            612          80
      ------           -----       -------------        ------        ----------       ---
       8,189             528           47,940            3,683             708          89
      ------           -----       -------------        ------        ----------       ---
      $9,750           $ 849          $47,498           $6,375          $1,200        $169
      ------           -----       -------------        ------        ----------       ---
      ------           -----       -------------        ------        ----------       ---

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)(concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1995

                                                                          GEORGIA     INVESTMENT
                                                                        TAX-EXEMPT    GRADE BOND    SHORT-TERM
                                                                         BOND FUND       FUND        BOND FUND
                                                                        -----------   -----------   -----------
                                                                         06/01/95-     06/01/95-     06/01/95-
                                                                         11/30/95      11/30/95      11/30/95
                                                                        -----------   -----------   -----------
  Interest Income.....................................................      $465        $20,134        $2,224
  Dividend Income.....................................................        --             --            --
                                                                             ---      -----------   -----------
      Total Investment Income.........................................       465         20,134         2,224
                                                                             ---      -----------   -----------
Expenses:
  Investment Advisory Fees............................................        59          2,214           232
  Investment Advisory Fees Waived.....................................       (28)          (346)          (71)
  Administrator Fees..................................................         7            218            26
  Administrator Fees Waived...........................................        --             --            --
  Custody Fees........................................................         1             17             3
  Transfer Agent Fees -- Trust Class of Shares........................         8              8             8
  Transfer Agent Fees -- Investor Class of Shares.....................         7             28             7
  Transfer Agent Fees -- Flex Class of Shares.........................         6              6             6
  Transfer Agent Out of Pocket Fees...................................         2             26             4
  Professional Fees...................................................         1             16             3
  Trustee Fees........................................................        --              9             1
  Registration Fees...................................................         1             54             8
  Distribution Fees -- Investor.......................................         3             74             3
  Distribution Fees Waived -- Investor................................        (1)           (42)           --
  Distribution Fees -- Flex...........................................         7              6             1
  Distribution Fees Waived -- Flex....................................        (7)            (7)           (6)
  Printing Expenses...................................................         1             25             4
  Insurance and Other Fees............................................        --             10             2
  Amortization of Deferred Organization Costs.........................        --              5             4
                                                                             ---      -----------   -----------
      Total Expenses..................................................        67          2,321           235
                                                                             ---      -----------   -----------
        Net Investment Income.........................................       398         17,813         1,989
                                                                             ---      -----------   -----------
  Net Realized Gain on Securities Sold................................       167         14,548           901
  Net Change in Unrealized Appreciation on Investments................       293            451            87
                                                                             ---      -----------   -----------
        Net Realized and Unrealized Gain on Investments...............       460         14,999           988
                                                                             ---      -----------   -----------
Increase in Net Assets Resulting from Operations......................      $858        $32,812        $2,977
                                                                             ---      -----------   -----------
                                                                             ---      -----------   -----------

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

    SHORT-TERM                                             PRIME       U.S. GOVERNMENT   TAX-EXEMPT
   U.S. TREASURY     LIMITED-TERM                         QUALITY        SECURITIES        MONEY
    SECURITIES     FEDERAL MORTGAGE   U.S. GOVERNMENT   MONEY MARKET    MONEY MARKET       MARKET
       FUND        SECURITIES FUND    SECURITIES FUND       FUND            FUND            FUND
   -------------   ----------------   ---------------   ------------   ---------------   ----------
     06/01/95-        06/01/95-          06/01/95-       06/01/95-        06/01/95-      06/01/95-
     11/30/95          11/30/95          11/30/95         11/30/95        11/30/95        11/30/95
   -------------   ----------------   ---------------   ------------   ---------------   ----------
       $524             $1,608             $265           $29,187          $11,798         $7,444
         --                 --               --                --               --             --
        ---             ------              ---         ------------       -------       ----------
        524              1,608              265            29,187           11,798          7,444
        ---             ------              ---         ------------       -------       ----------

         54                152               29             3,224            1,309          1,072
        (34)               (60)             (32)             (742)            (268)          (360)
          6                 17                3               362              147            142
         --                 --               --              (152)             (23)            --
          1                  4                6                21               10             13
          8                  8                8                 8                8              8
          7                  6                6                23               11             10
          6                  6                6                --               --             --
          2                  3                1                30               12             10
          2                  4               --                28               14             13
         --                  1                1                 8                5              3
          2                  4                1                46                3             58
          6                  1                1               174               48             64
         (1)                --               --               (56)             (28)           (31)
          1                  2                5                --               --             --
         (6)                (7)              (7)               --               --             --
          1                  4                1                39               14             17
         --                  2               --                 5                2              4
          4                  7                6                 5                6              5
        ---             ------              ---         ------------       -------       ----------
         59                154               35             3,023            1,270          1,028
        ---             ------              ---         ------------       -------       ----------
        465              1,454              230            26,164           10,528          6,416
        ---             ------              ---         ------------       -------       ----------
         18                273               35                82               40              4
         39                 49              105                --               --             --
        ---             ------              ---         ------------       -------       ----------
         57                322              140                82               40              4
        ---             ------              ---         ------------       -------       ----------
       $522             $1,776             $370           $26,246          $10,568         $6,420
        ---             ------              ---         ------------       -------       ----------
        ---             ------              ---         ------------       -------       ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1995

                                         VALUE INCOME STOCK FUND         AGGRESSIVE GROWTH FUND            CAPITAL GROWTH FUND
                                      -----------------------------   -----------------------------   -----------------------------
                                        06/01/95-       06/01/94-       06/01/95-       06/01/94-       06/01/95-       06/01/94-
                                        11/30/95        05/31/95        11/30/95        05/31/95        11/30/95        05/31/95
                                      -------------   -------------   -------------   -------------   -------------   -------------
Operations:
  Net Investment Income (Loss)......   $   16,526      $   27,417       $    647        $    848       $    5,272      $   13,878
  Net Realized Gain on
    Investments.....................       71,518          63,692         13,805           3,443           93,378         (25,085)
  Net Realized Gain on Foreign
    Currency Transactions...........           --              --             --              --               --              --
  Net Change in Unrealized
    Depreciation on Foreign Currency
    and Translation of Other Assets
    and Liabilities in Foreign
    Currency........................           --              --             --              --               --              --
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments.....................       45,691          72,296         10,105           9,545           63,276          81,722
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Increase in Net Assets from
       Operations...................      133,735         163,405         24,557          13,836          161,926          70,515
                                      -------------   -------------   -------------   -------------   -------------   -------------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares....................      (14,177)        (23,754)          (560)           (718)          (5,631)        (11,234)
    Investor Shares.................       (1,242)         (1,920)           (19)            (14)            (397)           (928)
    Flex Shares.....................          (57)             --             (1)             --               (5)             --
  Capital Gains:
    Trust Shares....................           --         (38,976)            --              --               --         (30,893)
    Investor Shares.................           --          (3,570)            --              --               --          (5,364)
    Flex Shares.....................           --              --             --              --               --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Total Distributions...........      (15,476)        (68,220)          (580)           (732)          (6,033)        (48,419)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Share Transactions:
  Trust Shares:
    Proceeds from Shares Issued.....      108,946         468,283         52,593          86,594           64,607         394,468
    Reinvestment of Cash
     Distributions..................       11,641          58,468            399             546            4,715          40,271
    Cost of Shares Repurchased......     (183,395)       (195,046)       (10,458)        (31,035)        (194,556)       (362,047)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions...      (62,808)        331,705         42,534          56,105         (125,234)         72,692
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Investor Shares:
    Proceeds from Shares Issued.....       12,920          32,292          5,072           4,519            8,957          25,080
    Reinvestment of Cash
     Distributions..................        1,203           5,319             20              14              380           6,057
    Cost of Shares Repurchased......       (7,764)        (13,939)          (595)           (875)         (19,243)        (43,510)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    From Investor Share
    Transactions....................        6,359          23,672          4,497           3,658           (9,906)        (12,373)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Flex Shares:
    Proceeds from Shares Issued.....       10,834              --          2,279              --            4,672              --
    Reinvestment of Cash
     Distributions..................           56              --              1              --                5              --
    Cost of Shares Repurchased......         (210)             --           (108)             --             (100)             --
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Net Assets From Flex
    Share Transactions..............       10,680              --          2,172              --            4,577              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
    Increase (Decrease) in Net
     Assets From Share
     Transactions...................      (45,769)        355,377         49,203          59,763         (130,563)         60,319
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Total Increase (Decrease) in
       Net Assets...................       72,490         450,562         73,180          72,867           25,330          82,415
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net Assets:
  Beginning of Period...............    1,084,233         633,671        132,907          60,040        1,145,080       1,062,665
                                      -------------   -------------   -------------   -------------   -------------   -------------
  End of Period.....................   $1,156,723      $1,084,233       $206,087        $132,907       $1,170,410      $1,145,080
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------   -------------
Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued...................        9,038          43,588          4,319           8,666            4,997          33,987
    Shares Issued in Lieu of Cash
     Distributions..................          972           5,715             33              54              366           3,668
    Shares Redeemed.................      (15,303)        (18,063)          (861)         (3,090)         (14,921)        (31,242)
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Net Trust Share
       Transactions.................       (5,293)         31,240          3,491           5,630           (9,558)          6,413
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Investor Shares:
    Shares Issued...................        1,074           2,985            419             448              690           2,153
    Shares Issued in Lieu of Cash
     Distributions..................          100             521              2               1               29             555
    Shares Redeemed.................         (644)         (1,297)           (49)            (86)          (1,477)         (3,751)
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Net Investor Share
       Transactions.................          530           2,209            372             363             (758)         (1,043)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Flex Shares:
    Shares Issued...................          901              --            186              --              358              --
    Shares Issued in Lieu of Cash
     Distributions..................            4              --             --              --               --              --
    Shares Redeemed.................          (17)             --             (9)             --               (7)             --
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Net Flex Share Transactions...          888              --            177              --              351              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------   -------------

*Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

                                             INTERNATIONAL                                             INVESTMENT GRADE TAX-EXEMPT
             BALANCED FUND                 EQUITY INDEX FUND               SUNBELT EQUITY FUND                  BOND FUND
     -----------------------------   ------------------------------   -----------------------------   -----------------------------
       06/01/95-       06/01/94-       06/01/95-       06/06/94*-       06/01/95-       06/01/94-       06/01/95-       06/01/94-
       11/30/95        05/31/95        11/30/95         05/31/95        11/30/95        05/31/95        11/30/95        05/31/95
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
       $  1,561        $  2,894        $    321         $    583        $   (442)       $   (390)       $  2,692        $  4,295
          4,952          (2,649)            786               28          20,561         (10,446)          4,128           2,511
             --              --              25               42              --              --              --              --

             --              --             (11)               3              --              --              --              --
          3,237           7,258            (272)           2,605          27,379          20,987            (445)          3,246
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
          9,750           7,503             849            3,261          47,498          10,151           6,375          10,052
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------

         (1,519)         (2,702)             --             (143)             --              --          (1,929)         (2,582)
            (60)            (97)             --               (4)             --              --            (772)         (1,658)
             (9)             --              --               --              --              --             (42)             --

             --              --              --              (31)             --            (999)             --             (17)
             --              --              --               (2)             --             (89)             --             (11)
             --              --              --               --              --              --              --              --
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
         (1,588)         (2,799)             --             (180)             --          (1,088)         (2,743)         (4,268)
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------

         22,713          44,516          30,059           96,472          39,402         168,189          36,946          51,898
          1,499           2,692              --              115              --             948             666           1,220
        (27,930)        (53,242)        (16,560)         (10,101)        (41,779)        (46,896)         (6,660)        (23,091)
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
         (3,718)         (6,034)         13,499           86,486          (2,377)        122,241          30,952          30,027
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------

            681           2,054           1,346            4,324           1,824          10,546           2,795           6,818
             59              93              --                5              --              89             542           1,410
           (424)           (891)           (692)            (490)         (3,000)         (5,208)         (4,625)        (14,915)
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
            316           1,256             654            3,839          (1,176)          5,427          (1,288)         (6,687)
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------

          1,653              --             697               --           1,124              --           4,946              --
              9              --              --               --              --              --              29              --
            (19)             --             (11)              --             (28)             --            (808)             --
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
          1,643              --             686               --           1,096              --           4,167              --
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
         (1,759)         (4,778)         14,839           90,325          (2,457)        127,668          33,831          23,340
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
          6,403             (74)         15,688           93,406          45,041         136,731          37,463          29,124
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------

         92,816          92,890          93,406               --         281,088         144,357         119,901          90,777
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
       $ 99,219        $ 92,816        $109,094         $ 93,406        $326,129        $281,088        $157,364        $119,901
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------

          2,138           4,636           2,879            9,758           3,532          17,356           3,246           4,811
            142             283              --               12              --              96              59             113
         (2,618)         (5,520)         (1,580)          (1,035)         (3,726)         (4,848)           (587)         (2,168)
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
           (338)           (601)          1,299            8,735            (194)         12,604           2,718           2,756
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------

             64             212             130              438             165           1,095             246             630
              5              10              --                1              --               9              48             131
            (40)            (92)            (67)             (51)           (274)           (537)           (407)         (1,389)
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
             29             130              63              388            (109)            567            (113)           (628)
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------

            155              --              67               --             100              --             437              --
              1              --              --               --              --              --               2              --
             (2)             --              (1)              --              (3)             --             (71)             --
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
            154              --              66               --              97              --             368              --
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------
     -------------   -------------   -------------   --------------   -------------   -------------   -------------   -------------


                FLORIDA                        TENNESSEE
         TAX-EXEMPT BOND FUND            TAX-EXEMPT BOND FUND
     -----------------------------   -----------------------------
       06/01/95-       06/01/94-       06/01/95-       06/01/94-
       11/30/95        05/31/95        11/30/95        05/31/95
     -------------   -------------   -------------   -------------
        $   492         $   395         $   80          $  103
             96              85              9             (11)
             --              --             --              --
             --              --             --              --
            612             421             80              99
     -------------   -------------      ------          ------
          1,200             901            169             191
     -------------   -------------      ------          ------
           (390)           (264)           (39)            (45)
            (81)           (130)           (26)            (58)
            (20)             --            (15)             --
             --              --             --              --
             --              --             --              --
             --              --             --              --
     -------------   -------------      ------          ------
           (491)           (394)           (80)           (103)
     -------------   -------------      ------          ------
         12,611           8,390            214           1,263
             54              83             16              29
         (1,636)         (1,914)          (122)           (274)
     -------------   -------------      ------          ------
         11,029           6,559            108           1,018
     -------------   -------------      ------          ------
          1,160           1,793            320             398
             46              97             14              45
           (414)           (990)          (193)           (436)
     -------------   -------------      ------          ------
            792             900            141               7
     -------------   -------------      ------          ------
          2,125              --          1,158              --
             10              --             11              --
            (57)             --            (34)             --
     -------------   -------------      ------          ------
          2,078              --          1,135              --
     -------------   -------------      ------          ------
         13,899           7,459          1,384           1,025
     -------------   -------------      ------          ------
         14,608           7,966          1,473           1,113
     -------------   -------------      ------          ------
         13,438           5,472          2,834           1,721
     -------------   -------------      ------          ------
        $28,046         $13,438         $4,307          $2,834
     -------------   -------------      ------          ------
     -------------   -------------      ------          ------
          1,239             857             22             137
              5               9              2               3
           (160)           (199)           (13)            (29)
     -------------   -------------      ------          ------
          1,084             667             11             111
     -------------   -------------      ------          ------
            113             183             33              43
              5              10              2               5
            (41)           (101)           (20)            (47)
     -------------   -------------      ------          ------
             77              92             15               1
     -------------   -------------      ------          ------
            207              --            122              --
              1              --              1              --
             (5)             --             (4)             --
     -------------   -------------      ------          ------
            203              --            119              --
     -------------   -------------      ------          ------
     -------------   -------------      ------          ------

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1995

                                                 GEORGIA               INVESTMENT GRADE BOND FUND
                                          TAX-EXEMPT BOND FUND                                            SHORT-TERM BOND FUND
                                      -----------------------------   -----------------------------   -----------------------------
                                        06/01/95-       06/01/94-       06/01/95-       06/01/94-       06/01/95-       06/01/94-
                                        11/30/95        05/31/95        11/30/95        05/31/95        11/30/95        05/31/95
                                      -------------   -------------   -------------   -------------   -------------   -------------
Operations:
  Net Investment Income.............     $   398         $   598        $ 17,813        $  32,705       $  1,989        $  2,786
  Net Realized Gain (Loss) on
    Investments.....................         167             (92)         14,548          (17,663)           901            (854)
  Net Change in Unrealized
    Appreciation on Investments.....         293             488             451           38,279             87           2,073
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Increase (Decrease) in Net
       Assets from Operations.......         858             994          32,812           53,321          2,977           4,005
                                      -------------   -------------   -------------   -------------   -------------   -------------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares....................        (305)           (459)        (16,941)         (30,731)        (1,921)         (2,639)
    Investor Shares.................         (71)           (137)           (967)          (1,979)           (68)           (144)
    Flex Shares.....................         (25)             --             (29)              --             (7)             --
  Capital Gains:
    Trust Shares....................          --              --              --             (181)            --              --
    Investor Shares.................          --              --              --              (12)            --              --
    Flex Shares.....................          --              --              --               --             --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Total Distributions...........        (401)           (596)        (17,937)         (32,903)        (1,996)         (2,783)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Share Transactions:
  Trust Shares:
    Proceeds from Shares Issued.....       4,478          12,139          81,473          209,252         21,267          34,765
    Reinvestment of Cash
     Distributions..................          59             107          12,311           28,634          1,152           1,886
    Cost of Shares Repurchased......      (2,993)         (3,723)        (55,531)        (174,411)       (13,090)        (11,630)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    From Trust Share Transactions...       1,544           8,523          38,253           63,475          9,329          25,021
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Investor Shares:
    Proceeds from Shares Issued.....         289           1,052           3,328            6,058            212           1,244
    Reinvestment of Cash
     Distributions..................          47             104             694            1,695             40             110
    Cost of Shares Repurchased......        (227)         (1,260)         (2,850)         (10,879)          (484)         (1,189)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Increase (Decrease) in Net Assets
    From Investor Share
    Transactions....................         109            (104)          1,172           (3,126)          (232)            165
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Flex Shares:
    Proceeds from Shares Issued.....       2,281              --           2,185               --            579              --
    Reinvestment of Cash
     Distributions..................          18              --              19               --              4              --
    Cost of Shares Repurchased......         (82)             --            (111)              --             --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Net Assets From Flex
    Share Transactions..............       2,217              --           2,093               --            583              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
    Increase (Decrease) in Net
     Assets From Share
     Transactions...................       3,870           8,419          41,518           60,349          9,680          25,186
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Total Increase (Decrease) in
       Net Assets...................       4,327           8,817          56,393           80,767         10,661          26,408
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net Assets:
  Beginning of Period...............      16,455           7,638         577,080          496,313         63,561          37,153
                                      -------------   -------------   -------------   -------------   -------------   -------------
  End of Period.....................     $20,782         $16,455        $633,473        $ 577,080       $ 74,222        $ 63,561
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------   -------------
Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued...................         463           1,295           7,907           21,353          2,132           3,561
    Shares Issued in Lieu of Cash
     Distributions..................           6              11           1,197            2,923            115             193
    Shares Redeemed.................        (311)           (398)         (5,398)         (17,890)        (1,306)         (1,201)
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Net Trust Share
       Transactions.................         158             908           3,706            6,386            941           2,553
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Investor Shares:
    Shares Issued...................          30             113             323              618             21             128
    Shares Issued in Lieu of Cash
     Distributions..................           5              11              68              173              4              11
    Shares Redeemed.................         (24)           (135)           (277)          (1,115)           (48)           (121)
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Net Investor Share
       Transactions.................          11             (11)            114             (324)           (23)             18
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Flex Shares:
    Shares Issued...................         237              --             212               --             58              --
    Shares Issued in Lieu of Cash
     Distributions..................           2              --               2               --             --              --
    Shares Redeemed.................          (9)             --             (11)              --             --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
      Net Flex Share Transactions...         230              --             203               --             58              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------   -------------

*Commencement of operations

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

       SHORT-TERM U.S. TREASURY           LIMITED-TERM FEDERAL          U.S. GOVERNMENT SECURITIES             PRIME QUALITY
            SECURITIES FUND             MORTGAGE SECURITIES FUND                   FUND                      MONEY MARKET FUND
     -----------------------------   ------------------------------   ------------------------------   -----------------------------
       06/01/95-       06/01/94-       06/01/95-       06/07/94*-       06/01/95-       06/09/94*        06/01/95-       06/01/94-
       11/30/95        05/31/95        11/30/95         05/31/95        11/30/95         05/31/95        11/30/95        05/31/95
     -------------   -------------   -------------   --------------   -------------   --------------   -------------   -------------
        $   465        $    679         $ 1,454         $  1,515         $   230          $   69        $   26,164      $    38,348
             18            (160)            273             (267)             35               6                82               71
             39             375              49              910             105             130                --               --
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
            522             894           1,776            2,158             370             205            26,246           38,419
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------

           (279)           (415)         (1,404)          (1,573)           (185)            (54)          (21,672)         (32,217)
           (182)           (264)            (23)              (8)            (22)            (15)           (4,490)          (6,118)
             (4)             --             (10)              --             (23)             --                --               --

             --              --              --               --              --              --                --               --
             --              --              --               --              --              --                --               --
             --              --              --               --              --              --                --               --
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
           (465)           (679)         (1,437)          (1,581)           (230)            (69)          (26,162)         (38,335)
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------

          2,091           7,487          11,180           50,881           4,679           3,385         1,010,645        2,066,213
            161             271             852            1,254              37              15               551              538
         (1,939)        (11,026)         (4,726)         (10,879)         (1,898)           (224)         (978,911)      (1,851,031)
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
            313          (3,268)          7,306           41,256           2,818           3,176            32,285          215,720
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------

            483           4,263             409              633             651             562           543,734        1,019,462
            151             260              16                7              12               8             3,547            5,689
         (3,097)         (2,291)            (79)             (27)           (179)             (2)         (509,330)        (996,964)
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
         (2,463)          2,232             346              613             484             568            37,951           28,187
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------

            711              --             775               --           1,651              --                --               --
              1              --               6               --              11              --                --               --
             --              --             (91)              --             (58)             --                --               --
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
            712              --             690               --           1,604              --                --               --
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
         (1,438)         (1,036)          8,342           41,869           4,906           3,744            70,236          243,907
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
         (1,381)           (821)          8,681           42,446           5,046           3,880            70,320          243,991
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------

         16,743          17,564          42,446               --           3,880              --           956,805          712,814
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
        $15,362        $ 16,743         $51,127         $ 42,446         $ 8,926          $3,880        $1,027,125      $   956,805
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------

            210             765           1,105            5,110             454             342         1,010,645        2,066,213
             16              28              84              126               4               2               551              538
           (195)         (1,122)           (466)          (1,101)           (185)            (23)         (978,911)      (1,851,031)
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
             31            (329)            723            4,135             273             321            32,285          215,720
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------

             48             433              40               64              63              56           543,734        1,019,462
             15              27               2                1               1               1             3,547            5,689
           (311)           (234)             (8)              (3)            (17)             --          (509,330)        (996,964)
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
            248             226              34               62              47              57            37,951           28,187
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------

             72              --              76               --             160             160                --               --
             --              --               1               --               1               1                --               --
             --              --              (9)              --              (5)             (5)               --               --
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
             72              --              68               --             156             156                --               --
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------
     -------------   -------------   -------------   --------------   -------------       ------       -------------   -------------


      U.S. GOVERNMENT SECURITIES              TAX-EXEMPT
           MONEY MARKET FUND               MONEY MARKET FUND
     -----------------------------   -----------------------------
       06/01/95-       06/01/94-       06/01/95-       06/01/94-
       11/30/95        05/31/95        11/30/95        05/31/95
     -------------   -------------   -------------   -------------
       $  10,528       $  15,936       $   6,416       $   8,400
              40             (98)              4             (14)
              --              --              --              --
     -------------   -------------   -------------   -------------
          10,568          15,838           6,420           8,386
     -------------   -------------   -------------   -------------
          (9,102)        (14,171)         (5,037)         (6,323)
          (1,426)         (1,765)         (1,376)         (2,044)
              --              --              --              --
              --              --              --              --
              --              --              --              --
              --              --              --              --
     -------------   -------------   -------------   -------------
         (10,528)        (15,936)         (6,413)         (8,367)
     -------------   -------------   -------------   -------------
         518,914       1,082,598         281,114         493,579
               9              14               3               1
        (613,673)       (957,634)       (180,543)       (422,164)
     -------------   -------------   -------------   -------------
         (94,750)        124,978         100,574          71,416
     -------------   -------------   -------------   -------------
         120,993         338,408         111,245         235,805
           1,116           1,594           1,076           1,523
        (106,928)       (325,755)       (106,653)       (211,360)
     -------------   -------------   -------------   -------------
          15,181          14,247           5,668          25,968
     -------------   -------------   -------------   -------------
              --              --              --              --
              --              --              --              --
              --              --              --              --
     -------------   -------------   -------------   -------------
              --              --              --              --
     -------------   -------------   -------------   -------------
         (79,569)        139,225         106,242          97,384
     -------------   -------------   -------------   -------------
         (79,529)        139,127         106,249          97,403
     -------------   -------------   -------------   -------------
         480,750         341,623         303,060         205,657
     -------------   -------------   -------------   -------------
       $ 401,221       $ 480,750       $ 409,309       $ 303,060
     -------------   -------------   -------------   -------------
     -------------   -------------   -------------   -------------
         518,914       1,082,598         281,114         493,579
               9              14               3               1
        (613,673)       (957,634)       (180,543)       (422,164)
     -------------   -------------   -------------   -------------
         (94,750)        124,978         100,574          71,416
     -------------   -------------   -------------   -------------
         120,993         338,408         111,245         235,805
           1,116           1,594           1,076           1,523
        (106,928)       (325,755)       (106,653)       (211,360)
     -------------   -------------   -------------   -------------
          15,181          14,247           5,668          25,968
     -------------   -------------   -------------   -------------
              --              --              --              --
              --              --              --              --
              --              --              --              --
     -------------   -------------   -------------   -------------
              --              --              --              --
     -------------   -------------   -------------   -------------
     -------------   -------------   -------------   -------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1995.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                              NET ASSET VALUE     INVESTMENT     OR (LOSSES)       DISTRIBUTIONS FROM       DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD     INCOME      ON INVESTMENTS    NET INVESTMENT INCOME   REALIZED CAPITAL GAINS
                            -------------------   ----------   ----------------   ---------------------   ----------------------
VALUE INCOME STOCK FUND
Trust Shares
                 1996**           $11.59            $ 0.19          $ 1.29               $(0.17)                      --
                 1995              10.54              0.32            1.56                (0.32)                  $(0.51)
                 1994              10.23              0.29            0.70                (0.32)                   (0.36)
                 1993(1)           10.00              0.11            0.16                (0.04)                      --
Investor Shares
                 1996**           $11.58            $ 0.16          $ 1.29               $(0.15)                      --
                 1995              10.52              0.28            1.56                (0.27)                  $(0.51)
                 1994              10.23              0.26            0.67                (0.27)                   (0.37)
                 1993(2)            9.73              0.09            0.44                (0.03)                      --
Flex Shares
                 1996(3)**        $11.59            $ 0.15          $ 1.26               $(0.15)                      --

AGGRESSIVE GROWTH FUND
Trust Shares
                 1996**           $11.00            $ 0.04          $ 1.78               $(0.04)                      --
                 1995               9.85              0.08            1.15                (0.08)                      --
                 1994(4)           10.00              0.02           (0.16)               (0.01)                      --
Investor Shares
                 1996**           $10.99            $ 0.01          $ 1.78               $(0.02)                      --
                 1995               9.84              0.03            1.15                (0.03)                      --
                 1994(5)           10.00              0.01           (0.17)                  --                       --
Flex Shares
                 1996(6)**        $11.13            $ 0.01          $ 1.61               $(0.02)                      --

CAPITAL GROWTH FUND
Trust Shares
                 1996**           $12.18            $ 0.06          $ 1.75               $(0.07)                      --
                 1995              11.99              0.16            0.57                (0.14)                  $(0.40)
                 1994              11.95              0.16            0.31                (0.17)                   (0.26)
                 1993(7)           10.36              0.12            1.57                (0.10)                      --
Investor Shares
                 1996**           $12.17            $ 0.02          $ 1.75               $(0.03)                      --
                 1995              11.98              0.09            0.57                (0.07)                  $(0.40)
                 1994              11.93              0.09            0.31                (0.09)                   (0.26)
                 1993(8)           10.00              0.06            1.93                (0.06)                      --
Flex Shares
                 1996(3)**        $12.20            $ 0.03          $ 1.71               $(0.05)                      --

BALANCED FUND
Trust Shares
                 1996**           $10.26            $ 0.18          $ 0.90               $(0.18)                      --
                 1995               9.76              0.33            0.49                (0.32)                      --
                 1994(9)           10.00              0.11           (0.29)               (0.06)                      --
Investor Shares
                 1996**           $10.30            $ 0.15          $ 0.90               $(0.16)                      --
                 1995               9.79              0.28            0.51                (0.28)                      --
                 1994(10)          10.00              0.03           (0.24)                  --                       --
Flex Shares
                 1996(11)**       $10.36            $ 0.13          $ 0.80               $(0.14)                      --

INTERNATIONAL EQUITY INDEX FUND
Trust Shares
                 1996**           $10.24            $ 0.02          $ 0.08                   --                       --
                 1995(12)          10.00              0.08            0.19               $(0.02)                  $(0.01)
Investor Shares
                 1996**           $10.20            $ 0.01          $ 0.07                   --                       --
                 1995(12)          10.00              0.05            0.17               $(0.01)                  $(0.01)
Flex Shares
                 1996(13)**       $10.18            $(0.02)         $ 0.13                   --                       --

 *   Annualized, total return figures do not reflect applicable sales loads.
**   For the six-month period ending November 30, 1995
 +   Cumulative since inception, total return figures do not reflect applicable sales loads.
 (1) The Value Income Stock Fund Trust Shares commenced operations on February 12, 1993.
 (2) The Value Income Stock Fund Investor Shares commenced operations on February 17, 1993.
 (3) The Value Income Stock Fund Flex Shares and the Capital Growth Fund Flex Shares commenced operations on June 2, 1995.
 (4) The Aggressive Growth Fund Trust Shares commenced operations on February 2, 1994.
 (5) The Aggressive Growth Fund Investor Shares commenced operations on February 1, 1994.
 (6)  The  Aggressive Growth Fund  Flex Shares commenced  operations on June  6,
     1995.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

                                                                                                     RATIO OF
                                                                                RATIO OF          NET INVESTMENT
                                                            RATIO OF           EXPENSES TO       INCOME (LOSS) TO
NET ASSET             NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
VALUE END   TOTAL       END OF        EXPENSES TO          INCOME TO       (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
OF PERIOD   RETURN   PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
---------  --------  ------------  ------------------  ------------------  -------------------  -------------------  --------

 $12.90     33.46%*   $1,035,827         0.91%*              3.05%*               0.91%*               3.05%*         57.41%
  11.59     19.06%       991,977         0.95%               3.16%                0.95%                3.16%         125.71%
  10.54      9.95%       573,082         0.88%               3.21%                0.97%                3.12%         149.28%
  10.23      9.05%*      137,761         0.80%*              4.32%*               0.96%*               4.16%*         34.71%

 $12.88     32.93%*   $  109,484         1.30%*              2.66%*               1.35%*               2.61%*         57.41%
  11.58     18.71%        92,256         1.30%               2.80%                1.41%                2.69%         125.71%
  10.52      9.27%        60,589         1.25%               2.80%                1.44%                2.61%         149.28%
  10.23     19.42%*       24,779         1.15%*              4.51%*               1.63%*               4.04%*         34.71%

 $12.85     26.96%*   $   11,412         2.00%*              1.99%*               2.15%*               1.84%*         57.41%

 $12.78     33.19%*   $  190,551         1.15%*              0.78%*               1.29%*               0.64%*         45.63%
  11.00     12.56%       125,562         1.15%               0.88%                1.32%                0.71%          65.63%
   9.85     (1.39%)+      57,036         1.15%*              1.20%*               1.68%*               0.67%*          7.99%

 $12.76     32.62%*   $   13,278         1.60%*              0.34%*               2.11%*              (0.17%)*        45.63%
  10.99     11.96%         7,345         1.60%               0.43%                2.27%               (0.24%)         65.63%
   9.84     (1.60%)+       3,004         1.60%*              0.74%*               4.60%*              (2.26%)*         7.99%

 $12.73     32.07%*   $    2,258         2.20%*             (0.20%)*              3.62%*              (1.62%)*        45.63%

 $13.92     29.17%*   $  992,170         1.15%*              0.99%*               1.26%*               0.88%*         74.82%
  12.18      6.63%    $  984,205         1.15%               1.38%                1.28%                1.25%         127.79%
  11.99      3.87%       891,870         1.15%               1.25%                1.29%                1.11%         123.87%
  11.95     17.90%*      507,692         1.15%*              1.43%*               1.28%*               1.30%*         95.02%

 $13.91     28.37%*   $  173,374         1.80%*              0.34%*               2.06%*               0.08%*         74.82%
  12.17      5.93%       160,875         1.80%               0.73%                2.10%                0.43%         127.79%
  11.98      3.26%       170,795         1.80%               0.64%                2.11%                0.33%         123.87%
  11.93     20.49%*      131,858         1.80%*              0.81%*               2.06%*               0.55%*         95.02%

 $13.89     30.84%*   $    4,866         2.27%*             (0.17%)*              2.88%*              (0.78%)*        74.82%

 $11.16     24.17%*   $   93,080         0.95%*              3.19%*               1.08%*               3.06%*         81.82%
  10.26      8.72%        89,051         0.95%               3.44%                1.11%                3.28%         156.61%
   9.76     (1.78%)+      90,579         0.95%*              2.76%*               1.25%*               2.46%*        105.65%

 $11.19     23.74%*   $    4,422         1.25%*              2.90%*               1.74%*               2.41%*         81.82%
  10.30      8.29%         3,765         1.25%               3.17%                1.80%                2.62%         156.61%
   9.79     (2.10%)+       2,311         1.25%*              2.46%*               4.91%*              (1.20%)*       105.65%

 $11.15     20.72%*   $    1,717         2.00%*              2.12%*               3.93%*               0.19%*         81.82%

 $10.34      1.96%*   $  103,773         1.05%               0.65%                1.20%                0.50%           6.53%
  10.24      2.69%+       89,446         1.05%               1.13%                1.31%                0.87%          10.37%

 $10.28      1.56%*   $    4,638         1.45%               0.25%                1.92%               (0.22%)          6.53%
  10.20      2.18%+        3,960         1.45%               0.67%                2.44%               (0.32%)         10.37%

 $10.29      1.08%+   $      683         2.10%              (0.83%)               5.20%               (3.93%)          6.53%

 (7)  The Capital Growth Fund Trust Shares commenced operations on July 1, 1992.
 (8)   The Capital Growth  Fund Investor Shares commenced  operations on June 9,
     1992.
 (9)  The Balanced Fund Trust Shares commenced operations on January 3, 1994.
(10)  The Balanced Fund Investor Shares commenced operations on January 4, 1994.
(11)  The Balanced Fund Flex Shares commenced operations on June 15, 1995.
(12) The International Equity Index Fund Trust and Investor Shares commenced operations on June 6, 1994.
(13) The International Equity Index Fund Flex Shares commenced operations on June 9, 1995.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1995.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                NET REALIZED AND
                                                      NET       UNREALIZED GAINS
                               NET ASSET VALUE     INVESTMENT     OR (LOSSES)       DISTRIBUTIONS FROM       DISTRIBUTIONS FROM
                             BEGINNING OF PERIOD     INCOME      ON INVESTMENTS    NET INVESTMENT INCOME   REALIZED CAPITAL GAINS
                             -------------------   ----------   ----------------   ---------------------   ----------------------

SUNBELT EQUITY
Trust Shares
                 1996**            $10.03            $(0.01)        $ 1.70                    --                      --
                 1995                9.70             (0.01)          0.38                    --                  $(0.04)
                 1994(1)            10.00                --          (0.30)                   --                      --
Investor Shares
                 1996**            $ 9.96            $(0.04)        $ 1.70                    --                      --
                 1995                9.69             (0.05)          0.36                    --                  $(0.04)
                 1994(2)            10.00             (0.02)         (0.29)                   --                      --
Flex Shares
                 1996(3)**         $10.20            $(0.04)        $ 1.51                    --                      --

INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
                 1996**            $11.28            $ 0.23         $ 0.30                $(0.24)                     --
                 1995               10.68              0.46           0.60                 (0.46)                     --
                 1994(4)            11.37              0.22          (0.34)                (0.22)                 $(0.35)
Investor Shares
                 1996**            $11.30            $ 0.21         $ 0.28                $(0.21)                     --
                 1995               10.69              0.42           0.61                 (0.42)                     --
                 1994               10.79              0.33           0.25                 (0.33)                 $(0.35)
                 1993(5)            10.00              0.35           0.82                 (0.35)                  (0.03)
Flex Shares
                 1996(6)**         $11.30            $ 0.20         $ 0.28                $(0.20)                     --
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
                 1996**            $10.18            $ 0.23         $ 0.27                $(0.23)                     --
                 1995                9.75              0.44           0.43                 (0.44)                     --
                 1994(7)            10.00              0.13          (0.25)                (0.13)                     --
Investor Shares
                 1996**            $10.18            $ 0.22         $ 0.27                $(0.22)                     --
                 1995                9.75              0.42           0.43                 (0.42)                     --
                 1994(8)            10.00              0.13          (0.25)                (0.13)                     --
Flex Shares
                 1996(6)**         $10.19            $ 0.20         $ 0.28                $(0.20)                     --

TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
                 1996**            $ 9.50            $ 0.22         $ 0.20                $(0.22)                     --
                 1995                9.22              0.44           0.28                 (0.44)                     --
                 1994(9)            10.00              0.12          (0.77)                (0.13)                     --
Investor Shares
                 1996**            $ 9.53            $ 0.21         $ 0.20                $(0.21)                     --
                 1995                9.23              0.44           0.29                 (0.43)                     --
                 1994(10)           10.00              0.13          (0.77)                (0.13)                     --
Flex Shares
                 1996(3)**         $ 9.59            $ 0.19         $ 0.12                $(0.19)                     --
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
                 1996**            $ 9.63            $ 0.22         $ 0.23                $(0.22)                     --
                 1995                9.42              0.42           0.21                 (0.42)                     --
                 1994(8)            10.00              0.14          (0.58)                (0.14)                     --
Investor Shares
                 1996**            $ 9.65            $ 0.21         $ 0.23                $(0.21)                     --
                 1995                9.44              0.40           0.21                 (0.40)                     --
                 1994(10)           10.00              0.13          (0.56)                (0.13)                     --
Flex Shares
                 1996(11)**        $ 9.72            $ 0.18         $ 0.14                $(0.18)                     --

 *   Annualized, total return figures do not reflect applicable sales load.
**   For the six-month period ending November 30, 1995.
 +   Cumulative since inception, total return figures do not reflect applicable sales load.
 (1)   The Sunbelt Equity  Fund Trust Shares commenced  operations on January 3,
     1994.
 (2) The Sunbelt Equity Fund Investor Shares commenced operations on January 4, 1994.
 (3) The Sunbelt Equity Fund Flex Shares and Tennessee Tax-Exempt Bond Fund Flex Shares commenced operations on June 6, 1995.
 (4) The Investment Grade Tax-Exempt Bond Fund Trust Shares commenced operations on October 21, 1993.
 (5) The Investment Grade Tax-Exempt Bond Fund Investor Shares comenced operations on June 9, 1992.
 (6) The Investment Grade Tax-Exempt bond Fund Flex Shares and Florida Tax-Exempt Flex Shares commenced operations on June 2, 1995.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

                                                                                                     RATIO OF
                                                                                RATIO OF          NET INVESTMENT
                                                            RATIO OF           EXPENSES TO       INCOME (LOSS) TO
NET ASSET             NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
VALUE END    TOTAL      END OF        EXPENSES TO          INCOME TO       (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
OF PERIOD   RETURN   PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
----------  -------  ------------  ------------------  ------------------  -------------------  -------------------  --------


 $11.72      26.80%*   $300,389          1.15%*              (0.25%)*             1.26%*              (0.36%)*        59.39%
  10.03       3.81%     258,908          1.15%               (0.12%)              1.30%               (0.27%)         80.03%
   9.70      (2.99%)+    128,280         1.15%*              (0.19%)*             1.58%*              (0.62%)*        21.42%

 $11.62      26.26%*   $ 24,603          1.60%*              (0.70%)*             1.92%*              (1.02%)*        59.39%
   9.96       3.20%      22,180          1.60%               (0.57%)              1.98%               (0.95%)         80.03%
   9.69      (3.10%)+     16,077         1.60%*              (0.63%)*             2.04%*              (1.07%)*        21.42%

 $11.67      30.41%*   $  1,137          2.20%*              (1.29%)*             4.75%*              (3.84%)*        59.39%

 $11.57      16.38%*   $111,653          0.75%*               4.06%*              0.89%*               3.92%*        297.51%
  11.28      10.21%      78,208          0.75%                4.34%               0.91%                4.18%         591.91%
  10.68      (1.10%)+     44,595         0.75%*               3.46%*              0.95%*               3.26%*        432.46%

 $11.58      15.92%*   $ 41,445          1.15%*               3.65%*              1.40%*               3.40%*        297.51%
  11.30       9.91%      41,693          1.15%                3.88%               1.43%                3.60%         591.91%
  10.69       5.37%      46,182          1.14%                2.96%               1.51%                2.59%         432.46%
  10.79      11.88%*     15,844          1.12%*               3.61%*              1.83%*               2.90%*        344.87%

 $11.58       7.41%*   $  4,266          1.63%*               3.18%*              2.34%*               2.47%*        297.51%

 $10.45      16.78%*   $ 21,707          0.65%*               4.52%*              0.92%*               4.25%*         26.52%
  10.18       9.26%      10,118          0.65%                4.63%               1.13%                4.15%         105.01%
   9.75      (1.19%)+      3,192         0.65%*               3.86%*              1.12%*               3.39%*         53.24%

 $10.45      16.40%*   $  4,217          0.85%*               4.30%*              1.38%*               3.77%*         26.52%
  10.18       9.04%       3,320          0.85%                4.36%               1.50%                3.71%         105.01%
   9.75      (1.22%)+      2,280         0.85%*               3.67%*              3.20%*               1.32%*         53.24%

 $10.47       8.48%*   $  2,122          1.35%*               3.85%*              2.99%*               2.21%*         26.52%

 $ 9.70      17.96%*   $  1,807          0.65%*               4.57%*              1.79%*               3.43%*         15.89%
   9.50       8.17%       1,664          0.65%                4.90%               2.65%                2.90%          27.73%
   9.22      (6.52%)+        594         0.65%*               4.24%*              1.43%*               3.46%*         13.05%

 $ 9.73      17.89%*   $  1,338          0.85%*               4.35%*              2.11%*               3.09%*         15.89%
   9.53       8.24%       1,170          0.85%                4.70%               2.10%                3.45%          27.73%
   9.23      (6.39%)+      1,127         0.85%*               3.74%*              6.60%*              (2.01%)*        13.05%

 $ 9.71       6.33%*   $  1,162          1.35%*               3.90%*              3.31%*               1.94%*         15.89%

 $ 9.86      14.50%*   $ 15,055          0.65%*               4.44%*              0.91%*               4.18%*         39.58%
   9.63       6.94%      13,187          0.65%                4.56%               0.98%                4.23%          24.50%
   9.42      (4.43%)+      4,338         0.65%*               4.12%*              1.06%*               3.71%*         25.90%

 $ 9.88      14.23%*   $  3,457          0.85%*               4.24%*              1.39%*               3.70%*         39.58%
   9.65       6.70%       3,268          0.85%                4.31%               1.43%                3.73%          24.50%
   9.44      (4.29%)+      3,300         0.85%*               3.93%*              2.36%*               2.42%*         25.90%

 $ 9.86       7.09%*   $  2,270          1.35%*               3.78%*              2.68%*               2.45%*         39.58%


 (7) The Florida Tax-Exempt Bond Fund Trust Shares commenced operations on January 25, 1994.
 (8) The Florida Tax-Exempt Bond Fund Investor Shares and Georgia Tax-Exempt Bond Fund Trust Shares commenced operations on January 18, 1994.
 (9) The Tennessee Tax-Exempt Bond Fund Trust Shares commenced operations on January 27, 1994.
(10) The Tennessee Tax-Exempt Bond Fund Investor Shares and Georgia Tax-Exempt Bond Fund Investor Shares commenced operations on January 19, 1994.
(11) The Georgia Tax-Exempt Bond Fund Flex Shares commenced operations on June 7, 1995.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1995.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                NET REALIZED AND
                                                      NET       UNREALIZED GAINS
                               NET ASSET VALUE     INVESTMENT     OR (LOSSES)       DISTRIBUTIONS FROM       DISTRIBUTIONS FROM
                             BEGINNING OF PERIOD     INCOME      ON INVESTMENTS    NET INVESTMENT INCOME   REALIZED CAPITAL GAINS
                             -------------------   ----------   ----------------   ---------------------   ----------------------

INVESTMENT GRADE BOND FUND
Trust Shares
                 1996**            $10.26            $0.31          $ 0.25                $(0.31)                              --
                 1995                9.89             0.61            0.37                 (0.61)                              --
                 1994               10.45             0.50           (0.36)                (0.50)                          (0.20)
                 1993(1)            10.09             0.45            0.36                 (0.45)                              --
Investor Shares
                 1996**            $10.26            $0.29          $ 0.25                $(0.29)                              --
                 1995                9.89             0.57            0.38                 (0.58)                              --
                 1994               10.44             0.46           (0.35)                (0.46)                    $     (0.20)
                 1993(2)            10.00             0.44            0.44                 (0.44)                              --
Flex Shares
                 1996(3)**         $10.33            $0.26          $ 0.21                $(0.26)                              --

SHORT-TERM BOND FUND
Trust Shares
                 1996**            $ 9.98            $0.28          $ 0.13                $(0.28)                              --
                 1995                9.79             0.53            0.19                 (0.53)                              --
                 1994               10.01             0.42           (0.21)                (0.42)                    $     (0.01)
                 1993(4)            10.00             0.08            0.01                 (0.08)                              --
Investor Shares
                 1996**            $10.01            $0.27          $ 0.12                $(0.27)                              --
                 1995                9.81             0.51            0.19                 (0.50)                              --
                 1994               10.03             0.40           (0.21)                (0.40)                    $     (0.01)
                 1993(5)            10.06             0.06           (0.03)                (0.06)                              --
Flex Shares
                 1996(6)**         $10.02            $0.24          $ 0.10                $(0.24)                              --

SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
                 1996**            $ 9.93            $0.28          $ 0.04                $(0.28)                              --
                 1995                9.82             0.47            0.11                 (0.47)                              --
                 1994                9.98             0.33           (0.11)                (0.33)                    $     (0.05)
                 1993(4)            10.00             0.07           (0.02)                (0.07)                              --
Investor Shares
                 1996**            $ 9.94            $0.28          $ 0.04                $(0.28)                              --
                 1995                9.83             0.46            0.11                 (0.46)                              --
                 1994                9.99             0.32           (0.12)                (0.31)                    $     (0.05)
                 1993(7)            10.01             0.06           (0.02)                (0.06)                              --
Flex Shares
                 1996(8)**         $ 9.96            $0.23              --                $(0.23)                              --

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
                 1996**            $10.11            $0.32          $ 0.06                $(0.31)                              --
                 1995(9)            10.00             0.58            0.13                 (0.60)                              --
Investor Shares
                 1996**            $10.11            $0.31          $ 0.07                $(0.31)                              --
                 1995(10)            9.98             0.58            0.13                 (0.58)                              --
Flex Shares
                 1996(3)**         $10.14            $0.28          $ 0.05                $(0.28)                              --

U.S. GOVERNMENT SECURITIES FUND
Trust Shares
                 1996**            $10.27            $0.31          $ 0.18                $(0.31)                              --
                 1995(11)            9.98             0.53            0.29                 (0.53)                              --
Investor Shares
                 1996**            $10.26            $0.29          $ 0.19                $(0.29)                              --
                 1995(12)           10.00             0.56            0.26                 (0.56)                              --
Flex Shares
                 1996(3)**         $10.31            $0.25          $ 0.14                $(0.25)                              --

 *   Annualized, total figures do not reflect applicable sales load.
**   For the six month period ending November 30, 1995.
 +   Cumulative since inception, total return figures do not reflect applicable sales load.
 (1) The Investment Grade Bond Fund Trust Shares commenced operations on July 16, 1992.
 (2) The Investment Grade Bond Fund Investor Shares commenced operations on June 11, 1992.
 (3) The Investment Grade Bond Fund Flex Shares, Limited-Term Federal Mortgage Securities Fund Flex Shares and U.S. Government Securities Fund Flex Shares commenced operations on June 8, 1995.
 (4) The Short-Term Bond Fund Trust Shares and Short-Term U.S. Treasury Securities Fund Trust Shares commenced operations on March 15, 1993.
 (5) The Short-Term Bond Fund Investor Shares comenced operations on March 22, 1993.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

                                                                                                     RATIO OF
                                                                                RATIO OF          NET INVESTMENT
                                                            RATIO OF           EXPENSES TO       INCOME (LOSS) TO
NET ASSET             NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
VALUE END   TOTAL       END OF        EXPENSES TO          INCOME TO       (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
OF PERIOD   RETURN   PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
---------  --------  ------------  ------------------  ------------------  -------------------  -------------------  --------


 $10.51     16.94%*    $595,540          0.75%*              5.98%*               0.87%*               5.86%*         91.18%
  10.26     10.39%      543,308          0.75%               6.22%                0.88%                6.09%         237.66%
   9.89      1.17%      460,538          0.75%               4.77%                0.88%                4.64%         259.19%
  10.45      9.34%*     336,132          0.74%*              5.14%*               0.87%*               5.01%*        299.32%

 $10.51     16.42%*    $ 35,794          1.15%*              5.57%*               1.45%*               5.27%*         91.18%
  10.26     10.04%       33,772          1.15%               5.79%                1.49%                5.45%         237.66%
   9.89      0.86%       35,775          1.14%               4.39%                1.41%                4.12%         259.19%
  10.44      9.21%*      24,375          1.14%*              4.75%*               1.46%*               4.43%*        299.32%

 $10.54     10.65%*    $  2,139          1.64%*              5.10%*               3.00%*               3.74%*         91.18%

 $10.11     11.30%*    $ 71,226          0.65%*              5.58%*               0.83%*               5.40%*         95.57%
   9.98      7.60%       60,952          0.65%               5.49%                0.85%                5.29%         200.49%
   9.79      2.02%       34,772          0.65%               4.15%                0.85%                3.95%          74.85%
  10.01      4.45%*      25,334          0.64%*              3.88%*               1.11%*               3.41%*         63.89%

 $10.13     11.21%*    $  2,406          0.85%*              5.37%*               1.60%*               4.62%*         95.57%
  10.01      7.44%        2,609          0.85%               5.24%                1.56%                4.53%         200.49%
   9.81      1.81%        2,381          0.85%               3.94%                2.52%                2.27%          74.85%
  10.03      1.65%*         716          0.85%*              3.85%*               7.22%*              (2.52%)*        63.89%

 $10.12      7.60%*    $    590          1.20%*              5.04%*               6.17%*               0.07%*         95.57%

 $ 9.97      8.08%*    $  9,950          0.65%*              5.72%*               1.04%*               5.33%*         45.34%
   9.93      6.11%        9,599          0.65%               4.91%                1.08%                4.48%          87.98%
   9.82      2.17%       12,723          0.65%               3.23%                0.81%                3.07%         116.57%
   9.98      2.22%*      30,336          0.63%*              3.34%*               1.04%*               2.93%*         36.44%

 $ 9.98      7.99%*    $  4,698          0.80%*              5.55%*               1.27%*               5.08%*         45.34%
   9.94      6.03%        7,144          0.80%               4.74%                1.33%                4.21%          87.98%
   9.83      2.01%        4,841          0.78%               3.11%                1.41%                2.48%         116.57%
   9.99      1.84%*       2,423          0.80%*              3.16%*               3.42%*               0.54%*         36.44%

 $ 9.96      5.36%*    $    714          1.05%*              5.46%*               9.14%*              (2.63%)*        45.34%

 $10.18     11.31%*    $ 49,458          0.65%*              6.22%*               0.88%*               5.99%*         46.46%
  10.11      7.50%+      41,823          0.65%*              6.43%*               0.93%*               6.15%*         67.63%

 $10.18     11.16%*    $    975          0.90%*              5.98%*               2.63%*               4.25%*         46.46%
  10.11      7.45%+         623          0.90%*              6.27%*               7.74%*              (0.57%)*        67.63%

 $10.19      7.48%*    $    694          1.25%*              5.64%*               5.05%*               1.84%*         46.46%

 $10.45     16.42%*    $  6,207          0.75%*              5.96%*               1.48%*               5.23%*         42.29%
  10.27      8.64%+       3,291          0.75%*              6.67%*               3.33%*               4.09%*         30.39%

 $10.45     16.04%*    $  1,091          1.15%*              5.60%*               3.36%*               3.39%*         42.29%
  10.26      8.61%+         589          1.15%*              6.08%*               6.84%*               0.39%*         30.39%

 $10.45      8.87%*    $  1,628          1.65%*              5.18%*               3.30%*               3.53%*         42.29%

 (6)  The  Short-Term Bond  Fund Flex Shares  commenced operations  on June  21,
     1995.
 (7) The Short-Term U.S. Treasury Securities Fund Investor Shares commenced operations on March 18, 1993.
 (8) The Short-Term U.S. Treasury Securities Fund Flex Shares commenced operations on June 23, 1995.
 (9) The Limited-Term Federal Mortgage Securities Fund Trust Shares commenced operations on June 7, 1994.
(10) The Limited-Term Federal Mortgage Securities Fund Investor Shares commenced operations on July 17, 1994.
(11) The U.S. Government Securities Fund Trust Shares commenced operations on July 31, 1994.
(12) The U.S. Government Securities Fund Investor Shares commenced operations on June 9, 1994.

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIOD ENDED NOVEMBER 30, 1995.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 NET REALIZED AND
                                                       NET       UNREALIZED GAINS
                                NET ASSET VALUE     INVESTMENT     OR (LOSSES)       DISTRIBUTIONS FROM       DISTRIBUTIONS FROM
                              BEGINNING OF PERIOD     INCOME      ON INVESTMENTS    NET INVESTMENT INCOME   REALIZED CAPITAL GAINS
                              -------------------   ----------   ----------------   ---------------------   ----------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
                 1996**             $ 1.00            $ 0.03              --               $(0.03)                      --
                 1995                 1.00              0.05              --                (0.05)                      --
                 1994                 1.00              0.03              --                (0.03)                      --
                 1993(1)              1.00              0.03              --                (0.03)                      --
Investor Shares
                 1996**             $ 1.00            $ 0.03              --               $(0.03)                      --
                 1995                 1.00              0.05              --                (0.05)                      --
                 1994                 1.00              0.03              --                (0.03)                      --
                 1993(1)              1.00              0.03              --                (0.03)                      --

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
                 1996**             $ 1.00            $ 0.03              --               $(0.03)                      --
                 1995                 1.00              0.05              --                (0.05)                      --
                 1994                 1.00              0.03              --                (0.03)                      --
                 1993(1)              1.00              0.03              --                (0.03)                      --
Investor Shares
                 1996**             $ 1.00            $ 0.03              --                (0.03)                      --
                 1995                 1.00              0.04              --                (0.04)                      --
                 1994                 1.00              0.03              --                (0.03)                      --
                 1993(1)              1.00              0.03              --                (0.03)                      --

TAX-EXEMPT MONEY MARKET FUND
Trust Shares
                 1996**             $ 1.00            $ 0.02              --               $(0.02)                      --
                 1995                 1.00              0.03              --                (0.03)                      --
                 1994                 1.00              0.02              --                (0.02)                      --
                 1993(1)              1.00              0.02              --                (0.02)                      --
Investor Shares
                 1996**             $ 1.00            $ 0.02              --               $(0.02)                      --
                 1995                 1.00              0.03              --                (0.03)                      --
                 1994                 1.00              0.02              --                (0.02)                      --
                 1993(1)              1.00              0.02              --                (0.02)                      --

 *   Annualized.
**   For the six month period ending November 30, 1995.
(1) The Prime Quality Money Market fund Trust Shares and Investor Shares, the U.S. Government Securities Money Market Fund Trust Shares and Investor Shares, and the Tax-Exempt Money Market Fund Trust Shares and Investor Shares commenced operations on June 8, 1992.

--------------------------------------------------------------------------------
                                                                       UNAUDITED

                                                                                                     RATIO OF
                                                                                RATIO OF          NET INVESTMENT
                                                            RATIO OF           EXPENSES TO       INCOME (LOSS) TO
NET ASSET             NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
VALUE END   TOTAL       END OF        EXPENSES TO          INCOME TO       (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
OF PERIOD   RETURN   PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)    RATE
---------  --------  ------------  ------------------  ------------------  -------------------  -------------------  --------


 $ 1.00      5.44%*   $  831,545         0.58%*              5.30%*               0.76%*               5.12%*            --
   1.00      4.79%       799,189         0.58%               4.77%                0.79%                4.56%             --
   1.00      2.88%       583,399         0.58%               2.86%                0.79%                2.65%             --
   1.00      2.92%*      410,991*        0.58%*              2.85%*               0.78%*               2.65%*            --

 $ 1.00      5.27%*   $  195,580         0.75%*              5.14%*               0.99%*               4.90%*            --
   1.00      4.62%       157,616         0.75%               4.55%                1.01%                4.29%             --
   1.00      2.71%       129,415         0.75%               2.67%                0.99%                2.43%             --
   1.00      2.75%*       61,578         0.75%*              2.68%*               1.02%*               2.41%*            --

 $ 1.00      5.37%*   $  339,396         0.61%*              5.25%*               0.76%*               5.10%*            --
   1.00      4.67%       434,111         0.61%               4.64%                0.80%                4.45%             --
   1.00      2.77%       309,228         0.61%               2.69%                0.77%                2.53%             --
   1.00      2.79%*      453,567         0.61%*              2.71%*               0.78%*               2.54%*            --

 $ 1.00      5.22%*   $   61,825         0.75%*              5.10%*               0.97%*               4.88%*            --
   1.00      4.51%        46,639         0.75%               4.51%                1.02%                4.24%             --
   1.00      2.63%        32,395         0.75%               2.54%                0.97%                2.32%             --
   1.00      2.65%*       16,688         0.75%*              2.57%*               1.11%*               2.21%*            --

 $ 1.00      3.46%*   $  315,994         0.50%*              3.32%*               0.69%*               3.13%*            --
   1.00      3.10%       215,413         0.45%               3.12%                0.70%                2.87%             --
   1.00      2.08%       143,982         0.42%               2.05%                0.71%                1.76%             --
   1.00      2.12%*       78,416         0.41%*              2.07%*               0.70%*               1.78%*            --

 $ 1.00      3.35%*   $   93,315         0.62%*              3.20%*               0.86%*               2.96%*            --
   1.00      3.00%        87,647         0.55%               3.00%                0.87%                2.68%             --
   1.00      1.96%        61,675         0.54%               1.93%                0.88%                1.59%             --
   1.00      2.00%*       35,209         0.53%*              1.95%*               0.95%*               1.53%*            --

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995                                   UNAUDITED

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nineteen portfolios: the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund (collectively "the Money Market Funds"), the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Short-Term Bond Fund, the Capital Growth Fund, the Value Income Stock Fund, the Sunbelt Equity Fund the Aggressive Growth Fund, the Balanced Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the U.S. Government Securities Fund, the Limited-Term Federal Mortgage Securities Fund, the International Equity Index Fund and the International Index Fund (collectively the "Non-Dollar Funds"). The International Index Fund was not operational as of November 30, 1995. The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust.

    SECURITY VALUATION--Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value.

    Investment securities held by the Non-Dollar Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

    FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal Income Tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal Income Taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Money Market Funds are accreted and amortized ratably to maturity and are included in interest income. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    NET ASSET VALUE PER SHARE--The net asset value per share of each Fund is calculated on each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Aggressive Growth, the Balanced, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S.

--------------------------------------------------------------------------------

    Government Securities and the International Equity Index Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

    Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

    FOREIGN CURRENCY TRANSLATION--The books and records of the International Equity Index Fund are maintained in U.S. dollars on the following basis:

        (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

        (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The International Equity Index Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

    The International Equity Index Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    OTHER--Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

    Distributions from net investment income of each of the Money Market Funds and the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Short-Term U.S. Treasury Securities, the Short-Term Bond, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities and the Limited-Term Federal Mortgage Securities Funds are declared on each business day and paid to shareholders on a monthly basis. Distributions from net investment income are declared and paid each calendar quarter by the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Aggressive Growth and the Balanced Funds. Distributions from net investment income are declared and paid annually by the International Equity Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

In accordance with AICPA Statement of Position (SOP) 93-2 titled Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies, the Sunbelt Equity and Short-Term U.S. Treasury Securities Funds have reclassed $478,000 and $59,000, respectively, from Net Investment Income to Paid in Capital in the Statement of Net Assets. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to net operating losses and differences in the computation of distributable income under federal income tax rules versus generally accepted accounting principles.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $643,000. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. These costs include legal fees of approximately $31,000 for

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995                                   UNAUDITED

organizational work performed by a law firm of which an officer of the Trust is a partner. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Financial Management Corporation (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Financial Services Company (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration, Transfer Agency Servicing and
Distribution Agreements:

The Trust and the Administrator are parties to an Administration agreement dated May 29, 1995, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992 (the "Advisory Agreements"). On May 26, 1993, the Trust's Board of Trustees approved the termination of Trust Company Bank as investment adviser to the Trust's Tax-Exempt Money Market Fund and approved the appointment of Trusco as adviser to such Fund. The Trust and Trusco subsequently entered into an advisory agreement dated June 15, 1993 (the "Advisory Agreement") which superseded the May 29, 1992 agreement between the parties.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                                                      MAXIMUM FLEX
                                                                                     SHARE DISTRI-
                                                        MAXIMUM                          BUTION
                        MAXIMUM      TRUST SHARE    INVESTOR SHARE   INVESTOR SHARE       AND          FLEX SHARE
                        ANNUAL         MAXIMUM          DISTRI-         MAXIMUM         SERVICE         MAXIMUM
                     ADVISORY FEE      EXPENSE        BUTION FEE        EXPENSE           FEE           EXPENSE
                     -------------  --------------  ---------------  --------------  --------------  --------------
TRUSCO:
International
 Equity Index
 Fund*.............         .90%          1.05%             .38%           1.45%           1.00%           2.10%
Sunbelt Equity
 Fund..............        1.15%          1.15%             .43%           1.60%           1.00%           2.20%
Short-Term Bond
 Fund..............         .65%           .65%             .23%            .85%           1.00%           1.20%
Short-Term U.S.
 Treasury
 Securities Fund...         .65%           .65%             .18%            .80%           1.00%           1.05%
U.S. Government
 Securities Fund...         .74%           .75%             .38%           1.15%           1.00%           1.65%
Prime Quality Money
 Market Fund.......         .65%           .58%             .20%            .75%             --              --
U.S. Government
 Securities Money
 Market Fund.......         .65%           .61%             .17%            .75%             --              --
Tax-Exempt Money
 Market Fund.......         .55%           .60%             .15%            .72%             --              --
STI CAPITAL MANAGEMENT, N.A.:
Value Income Stock
 Fund..............         .80%           .95%             .33%           1.30%           1.00%           2.00%
Aggressive Growth
 Fund..............        1.15%          1.15%             .43%           1.60%           1.00%           2.20%
Capital Growth
 Fund..............        1.15%          1.15%             .68%           1.80%           1.00%           2.27%
Balanced Fund......         .95%           .95%             .28%           1.25%           1.00%           2.00%

--------------------------------------------------------------------------------

                                                                                      MAXIMUM FLEX
                                                                                     SHARE DISTRI-
                                                        MAXIMUM                          BUTION
                        MAXIMUM      TRUST SHARE    INVESTOR SHARE   INVESTOR SHARE       AND          FLEX SHARE
                        ANNUAL         MAXIMUM          DISTRI-         MAXIMUM         SERVICE         MAXIMUM
                     ADVISORY FEE      EXPENSE        BUTION FEE        EXPENSE           FEE           EXPENSE
                     -------------  --------------  ---------------  --------------  --------------  --------------
STI CAPITAL MANAGEMENT, N.A.:
Investment Grade
 Tax-Exempt Bond
 Fund..............         .74%           .75%             .43%           1.15%           1.00%           1.63%
Florida Tax-Exempt
 Bond Fund.........         .65%           .65%             .18%            .85%           1.00%           1.35%
Investment Grade
 Bond Fund.........         .74%           .75%             .43%           1.15%           1.00%           1.64%
Limited-Term
 Federal Mortgage
 Securities Fund...         .65%           .65%             .23%            .90%           1.00%           1.25%
SUNTRUST BANK, ATLANTA:
Georgia Tax-Exempt
 Bond Fund.........         .65%           .65%             .18%            .85%           1.00%           1.35%
SUNTRUST BANK, CHATTANOOGA:
Tennessee Tax-
 Exempt Bond
 Fund..............         .65%           .65%             .18%            .85%           1.00%           1.35%

-----------------
* Trusco and SunBank serve as joint advisers to the International Equity Index Fund.
The Investment Advisers, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank acts as custodian for all the Funds. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended November 30, 1995, were as follows:

                                                 PURCHASES    SALES
                                                   (000)      (000)
                                                 ---------  ---------
Value Income Stock Fund........................  $ 597,238  $ 665,751
Aggressive Growth Fund.........................    108,124     66,761
Capital Growth Fund............................    819,507    911,825
Balanced Fund..................................     54,527     50,911
International Equity Index Fund................     19,875      6,480
Sunbelt Equity Fund............................    179,390    187,259
Investment Grade Tax-Exempt Bond
 Fund..........................................    336,734    311,984
Florida Tax-Exempt Bond Fund...................     16,972      4,993
Tennessee Tax-Exempt Bond Fund.................      1,639        508
Georgia Tax-Exempt Bond Fund...................     11,494      6,616
Investment Grade Bond Fund.....................    279,335    181,585
Short-Term Bond Fund...........................     40,967     30,259
Short-Term U.S. Treasury Securities
 Fund..........................................     --         --
Limited-Term Federal Mortgage
 Securities Fund...............................     --         --
U.S. Government Securities Fund................     --         --

The cost of purchases and proceeds from sales of U.S. Government Securities were:

                                                  PURCHASES     SALES
                                                    (000)       (000)
                                                 -----------  ---------
Value Income Stock Fund........................   $  --       $  --
Aggressive Growth Fund.........................      --          --
Capital Growth Fund............................      --          --
Balanced Fund..................................      22,606      21,187
International Equity Index Fund................      --          --
Sunbelt Equity Fund............................      --          --
Investment Grade Tax-Exempt Bond Fund..........      --          --
Florida Tax-Exempt Bond Fund...................      --          --
Tennessee Tax-Exempt Bond Fund.................      --          --
Georgia Tax-Exempt Bond Fund...................      --          --
Investment Grade Bond Fund.....................     349,134     322,099
Short-Term Bond Fund...........................      30,308      29,653
Short-Term U.S. Treasury Securities Fund.......       6,872       7,428
Limited-Term Federal Mortgage Securities
 Fund..........................................      28,894      20,966
U.S. Government Securities Fund................       7,739       3,087

At November 30, 1995, the total cost of securities and the net realized gains or losses on securities sold for Federal income

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995                                   UNAUDITED

tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 1995, were as follows:

                                             VALUE
                                             INCOME   AGGRESSIVE   CAPITAL
                                             STOCK      GROWTH      GROWTH
                                              FUND       FUND        FUND
                                             (000)      (000)       (000)
                                            --------  ----------   --------
Aggregate gross unrealized appreciation...  $119,762   $24,073     $153,162
Aggregate gross unrealized depreciation...   (14,403)   (5,561)     (16,226)
                                            --------  ----------   --------
Net unrealized appreciation...............  $105,359   $18,512     $136,936
                                            --------  ----------   --------
                                            --------  ----------   --------

                                                       INTERNATIONAL   SUNBELT
                                            BALANCED      EQUITY        EQUITY
                                              FUND      INDEX FUND       FUND
                                             (000)         (000)        (000)
                                            --------   -------------   --------
Aggregate gross unrealized appreciation...  $ 8,673         7,141      $ 57,321
Aggregate gross unrealized depreciation...     (643)       (4,808)      (14,338)
                                            --------   -------------   --------
Net unrealized appreciation...............  $ 8,030         2,333      $ 42,983
                                            --------   -------------   --------
                                            --------   -------------   --------

                                            INVESTMENT
                                              GRADE
                                               TAX-
                                              EXEMPT      FLORIDA     TENNESSEE
                                               BOND      TAX-EXEMPT   TAX-EXEMPT
                                               FUND      BOND FUND    BOND FUND
                                              (000)        (000)        (000)
                                            ----------   ----------   ----------
Aggregate gross unrealized appreciation...    $2,532        $979         $145
Aggregate gross unrealized depreciation...     --             (1)          (2)
                                            ----------       ---          ---
Net unrealized appreciation...............    $2,532        $978         $143
                                            ----------       ---          ---
                                            ----------       ---          ---

                                                         INVESTMENT
                                             GEORGIA       GRADE       SHORT-
                                            TAX-EXEMPT      BOND      TERM BOND
                                            BOND FUND       FUND        FUND
                                              (000)        (000)        (000)
                                            ----------   ----------   ---------
Aggregate gross unrealized appreciation...     $518       $22,686      $1,158
Aggregate gross unrealized depreciation...      (15)         (105)         (3)
                                                ---      ----------   ---------
Net unrealized appreciation...............     $503       $22,581      $1,155
                                                ---      ----------   ---------
                                                ---      ----------   ---------

                                              SHORT-      LIMITED-
                                               TERM         TERM
                                               U.S.       FEDERAL        U.S.
                                             TREASURY     MORTGAGE    GOVERNMENT
                                            SECURITIES   SECURITIES   SECURITIES
                                               FUND         FUND         FUND
                                              (000)        (000)        (000)
                                            ----------   ----------   ----------
Aggregate gross unrealized appreciation...     $215         $971         $235
Aggregate gross unrealized depreciation...    --             (12)       --
                                                ---          ---          ---
Net unrealized appreciation...............     $215         $959         $235
                                                ---          ---          ---
                                                ---          ---          ---

7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard and Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if not rated, are determined by the Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government Subsidiary Corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government Subsidiary Corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Bond Fund, the Short-Term Bond Fund and the Balanced Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2, P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S Treasury with maximum remaining maturities of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund and the Tennessee Tax-Exempt Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2, or P1, P2 in the case of tax-exempt commercial paper; and VMIG-1 or VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities. The Limited-Term Federal Mortgage Securities Fund invests in

--------------------------------------------------------------------------------

mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of Baa or better by Moody's or BBB or better by S&P. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region or changing business conditions.

The summary of credit quality ratings for the securities held by the Funds as rated by S&P at November 30, 1995 were as follows:

                                             PRIME    U.S. GOV'T     TAX-
                                            QUALITY   SECURITIES    EXEMPT
                                             MONEY      MONEY       MONEY
                                            MARKET      MARKET      MARKET
                                             FUND        FUND        FUND
                                            -------   ----------   --------
AAA.......................................    4.15%     57.60%        4.02%
AA........................................    0.49%     --            2.82%
A.........................................    7.02%      1.24%        2.18%
A-1.......................................   48.00%      1.24%       52.20%
BBB.......................................    --        --           --
BB........................................    --        --           --
S-1.......................................    --        --           --
SP-1......................................    --        --           10.27%
Not Rated.................................    2.43%     --           27.28%
Repurchase Agreement......................   37.91%     39.92%       --
Cash Equivalents..........................    --        --            1.23%
                                            -------   ----------   --------
                                            100.00%    100.00%      100.00%

                                                                       SHORT-
                           INVESTMENT                  SHORT-           TERM
                           GRADE TAX-    INVESTMENT     TERM            U.S.
                           EXEMPT BOND   GRADE BOND     BOND          TREASURY
                              FUND          FUND        FUND            FUND
                           -----------   -----------   -------        ---------
AAA......................       56.97%        53.00%     65.13%         95.96%
AA.......................       15.26%         1.00%      1.84%        --
A........................        3.90%        23.20%     21.47%        --
A-1......................    --            --           --             --
BBB......................       10.09%        14.10%      8.41%        --
BB.......................    --            --           --             --
S-1......................    --            --           --             --
SP-1.....................        3.76%     --           --             --
Not Rated................        1.69%         2.09%      1.40%        --
Repurchase Agreement.....    --                6.61%    --             --
Cash Equivalents.........        8.33%     --             1.75%          4.04%
                           -----------   -----------   -------        ---------
                               100.00%       100.00%    100.00%        100.00%

                                                                            LTD.-
                                      FLORIDA                 GEORGIA       TERM
                                        TAX-                    TAX-       FEDERAL
                                       EXEMPT    TENNESSEE     EXEMPT     MORTGAGE     U.S. GOV'T
                           BALANCED     BOND     TAX- EXEMPT    BOND     SECURITIES    SECURITIES
                             FUND       FUND     BOND FUND      FUND        FUND          FUND
                           --------   --------   ----------   --------   -----------   -----------
AAA......................     21.13%     73.01%      45.12%      27.89%       91.08%        95.29%
AA.......................   --           11.63%      25.72%      40.70%    --            --
A........................      8.77%      4.23%       6.34%       8.41%    --            --
A-1......................   --         --          --          --          --            --
BBB......................      9.12%   --          --          --          --            --
BB.......................   --         --          --          --          --            --
S-1......................   --         --          --          --          --            --
SP-1.....................   --         --          --          --          --            --
Common Stock.............     52.23%   --          --          --          --            --
Not Rated................      1.01%      1.97%      12.65%      17.66%        6.05%     --
Repurchase Agreement.....      7.74%   --             0.89%    --          --            --
Cash Equivalents.........   --            9.16%       9.28%       5.34%        2.87%         4.71%
                           --------   --------   ----------   --------   -----------   -----------
                             100.00%    100.00%     100.00%     100.00%      100.00%       100.00%

    The summary of credit quality ratings for the securities held by the Funds as rated by Moody's at November 30, 1995 were as follows:

                                             PRIME                    TAX-
                                            QUALITY    U.S. GOV'T    EXEMPT
                                             MONEY     SECURITIES     MONEY
                                             MARKET       MONEY      MARKET
                                              FUND     MARKET FUND    FUND
                                            --------   -----------   -------
Aaa.......................................      6.58%        57.60%     5.46%
Aa........................................      0.60%     --            9.31%
A.........................................      5.93%     --          --
A-1.......................................   --           --            0.74%
Baa.......................................   --           --          --
Prime-1...................................     48.01%         2.48%     8.32%
MIG-1.....................................   --           --           14.20%
VMIG-1....................................   --           --           36.26%
Not Rated.................................      0.97%     --           24.48%
Repurchase Agreement......................     37.91%        39.92%   --
Cash Equivalents..........................   --           --            1.23%
                                            --------   -----------   -------
                                              100.00%       100.00%   100.00%

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 1995                                   UNAUDITED

                           INVESTMENT                  SHORT-     SHORT-
                           GRADE TAX-    INVESTMENT     TERM     TERM U.S.
                           EXEMPT BOND   GRADE BOND     BOND     TREASURY
                              FUND          FUND        FUND       FUND
                           -----------   -----------   -------   ---------
Aaa......................       49.89%        53.00%     66.54%      95.96%
Aa.......................       10.30%         1.00%      1.84%    --
A........................        8.86%        25.57%     27.13%    --
A-1......................    --            --           --         --
Baa......................        6.56%        11.73%      2.74%    --
Prime-1..................    --            --           --         --
MIG-1....................        3.76%     --           --         --
VMIG-1...................    --            --           --         --
Not Rated................       12.30%         2.09%    --         --
Repurchase Agreement.....    --                6.61%    --         --
Cash Equivalents.........        8.33%     --             1.75%       4.04%
                           -----------   -----------   -------   ---------
                               100.00%       100.00%    100.00%     100.00%

                                                                            LTD.-
                                       FLORIDA                 GEORGIA      TERM
                                         TAX-                    TAX-      FEDERAL      U.S.
                                        EXEMPT    TENNESSEE     EXEMPT    MORTGAGE      GOV'T
                           BALANCED      BOND     TAX- EXEMPT    BOND     SECURITIES  SECURITIES
                             FUND        FUND     BOND FUND      FUND       FUND        FUND
                           ---------   --------   ----------   --------   ---------   ---------
Aaa......................      21.13%     70.30%       41.23%     31.45%      97.13%      95.29%
Aa.......................    --           11.63%       18.16%     32.71%    --          --
A........................       9.80%   --             17.31%     17.46%    --          --
A-1......................    --         --          --             4.06%    --          --
Baa......................       8.09%      6.25%       13.13%   --          --          --
Prime-1..................    --         --          --          --          --          --
MIG-1....................    --         --          --          --          --          --
VMIG-1...................    --         --          --          --          --          --
Not Rated................       1.01%      2.66%    --             8.98%    --          --
Common Stock.............      52.23%   --          --          --          --          --
Repurchase Agreement.....       7.74%   --              0.89%   --          --          --
Cash Equivalents.........    --            9.16%        9.28%      5.34%       2.87%       4.71%
                           ---------   --------   ----------   --------   ---------   ---------
                              100.00%    100.00%      100.00%    100.00%     100.00%     100.00%

    Portfolio breakdowns are stated as a percentage of total portfolio value.

Investment Advisors:

                          STI Capital Management, N.A.
                          Trusco Capital Management, Inc.
                          SunTrust Bank, Chattanooga, N.A.
                          SunTrust Bank, Atlanta
STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not en-dorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI
     Classic Funds are advised by affiliates of Sun-
     Trust Banks, Inc.
Distributor
    SEI Financial Services Company
This information must be preceded or
    accompanied by a current prospectus for each Fund described.

                                  SEMI-ANNUAL
                                FINANCIAL REPORT
                               STI CLASSIC FUNDS
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                            A FAMILY OF MUTUAL FUNDS
                               NOVEMBER 30, 1995
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